United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2019

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
Brazil - 4.59%
Common Stocks - 4.11%
Alupar Investimento S.A.A	800	$3,762
Ambev S.A.	1,500	6,586
Atacadao Distribuicao Comercio e Industria Ltda	34,300	140,463
Camil Alimentos S.A.	63,100	139,374
Construtora Tenda S.A.B	4,900	37,565
CPFL Energia S.A.	20,300	137,188
Grendene S.A.	28,200	55,241
Hypera S.A.	17,200	137,637
IRB Brasil Resseguros S/A	22,400	436,142
Notre Dame Intermedica Participacoes S.A.B	2,300	14,913
SLC Agricola S.A.	1,100	16,872
Telefonica Brasil S.A., ADR	17,728	205,645
Transmissora Alianca de Energia Eletrica S.A.A	2,400	14,355

Total Common Stocks		1,345,743

Preferred Stocks - 0.48%
Centrais Eletricas Santa CatarinaC	900	9,673
Telefonica Brasil S.A.C	12,800	148,654

Total Preferred Stocks		158,327

Total Brazil (Cost $1,264,182)		1,504,070

Chile - 2.88%
Common Stocks - 2.88%
AntarChile S.A.	2,356	35,299
Banco de Chile	4,737	660
Blumar S.A.	68,358	23,458
Cia Cervecerias Unidas S.A., Sponsored ADR	10,140	254,210
Cia Cervecerias Unidas S.A.	2,222	27,711
Embotelladora Andina S.A., Class B, ADR	3,952	81,767
Empresas COPEC S.A.	442	6,211
Enel Chile S.A., ADR	3,961	17,032
Enel Chile S.A.	2,043,335	177,616
Inversiones Aguas Metropolitanas S.A.	6,607	9,113
Sigdo Koppers S.A.	16,183	25,111
SMU S.A.B	281,595	74,444
Vina Concha y Toro S.A.	111,423	209,717

Total Common Stocks		942,349

Total Chile (Cost $916,270)		942,349

China - 25.85%
Common Stocks - 25.85%
Agricultural Bank of China Ltd., Class HD	860,000	376,302
Bank of Beijing Co., Ltd., Class AD	37,000	32,331
Bank of China Ltd., Class HD	919,000	390,609
Bank of Communications Co., Ltd., Class HD	613,000	458,842
Bank of Gansu Co., Ltd., Class HB D	51,000	13,124
Bank of Jiangsu Co., Ltd., Class AD	63,600	59,314
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class HD	36,600	110,972
Beijing Jingkelong Co., Ltd., Class H	69,000	13,374
By-health Co., Ltd., Class AD	53,600	144,228
Changshouhua Food Co., Ltd.D	19,000	6,404
China CITIC Bank Corp. Ltd., Class HD	109,000	67,264
China Construction Bank Corp., Class HD	467,000	369,315
China Everbright Bank Co., Ltd., Class HD	134,000	59,777
China Greenfresh Group Co., Ltd.B D	339,000	45,798
China Lilang Ltd.D	9,000	7,444

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
China - 25.85% (continued)
Common Stocks - 25.85% (continued)
China Merchants Bank Co., Ltd., Class HD	78,000	$299,304
China Minsheng Banking Corp. Ltd., Class HD	17,000	12,575
China Mobile Ltd.D	42,500	397,154
China Petroleum & Chemical Corp., Class HD	482,000	389,774
China Railway Group Ltd., Class HD	431,000	386,265
China Shenhua Energy Co., Ltd., Class HD	108,000	243,821
China Shineway Pharmaceutical Group Ltd.D	5,000	5,801
China Telecom Corp. Ltd., Class HD	970,000	457,040
China Unicom Hong Kong Ltd.D	290,000	302,899
China Yangtze Power Co., Ltd., Class AD	133,400	298,905
CITIC Ltd.D	330,000	494,552
CNOOC Ltd.D	235,000	398,107
COSCO SHIPPING International Hong Kong Co., Ltd.D	240,000	82,200
Country Garden Services Holdings Co., Ltd.B D	43,000	55,205
Daqin Railway Co., Ltd., Class AD	109,894	127,272
Fuguiniao Co., Ltd., Class HB E	28,000	357
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class HD	36,000	131,868
Huadian Power International Corp. Ltd., Class HD	424,000	161,087
Huishang Bank Corp. Ltd., Class HD	397,100	171,663
Industrial & Commercial Bank of China Ltd., Class HD	579,000	390,272
Jiangsu Expressway Co., Ltd., Class HD	4,000	5,360
NVC Lighting Holding Ltd.D	1,780,000	115,703
PetroChina Co., Ltd., Class HD	614,000	446,748
Ping An Insurance Group Co. of China Ltd., Class HD	40,000	378,559
Shanghai Pharmaceuticals Holding Co., Ltd., Class HD	29,200	64,661
Sinopec Shanghai Petrochemical Co., Ltd., Class HD	48,000	21,023
Sinopharm Group Co., Ltd., Class HD	22,000	106,574
Tencent Holdings Ltd.D	1,100	37,285
Wanhua Chemical Group Co., Ltd., Class AD	4,800	19,574
Yuexiu Transport Infrastructure Ltd.D	214,000	171,807
Zhejiang Zheneng Electric Power Co., Ltd., Class AD	197,700	134,027

Total Common Stocks		8,462,540

Total China (Cost $8,222,889)		8,462,540

Czech Republic - 2.08%
Common Stocks - 2.08%
CEZ A/SD	19,149	455,611
Komercni banka A/SD	3,272	124,301
Philip Morris CR A/SD	163	102,490

Total Common Stocks		682,402

Total Czech Republic (Cost $540,831)		682,402

Egypt - 1.99%
Common Stocks - 1.99%
Commercial International Bank Egypt SAED	38,247	169,679
Credit Agricole Egypt SAED	8,236	18,430
Eastern TobaccoD	323,955	287,078
ElSewedy Electric Co.D	36,950	31,033
Faisal Islamic Bank of EgyptD	40,070	31,673
Global Telecom Holding SAEB D	19,187	2,961
MM Group for Industry & International Trade SAEB D	72	35
Telecom Egypt Co.D	184,372	109,059

Total Common Stocks		649,948

Total Egypt (Cost $515,591)		649,948

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
Greece - 1.72%
Common Stocks - 1.72%
Aegean Airlines S.A.D	14,980	$113,344
Hellenic Telecommunications Organization S.A.D	29,732	331,668
Sarantis S.A.D	4,392	34,887
Terna Energy S.A.D	11,050	76,653
Thessaloniki Water Supply & Sewage Co. S.A.D	1,610	7,770

Total Common Stocks		564,322

Total Greece (Cost $524,531)		564,322

Hong Kong - 0.19%
Common Stocks - 0.19%
Goldlion Holdings Ltd.D	46,000	18,120
Organic Tea Cosmetics Holdings Co., Ltd.D	16,612	43,273

Total Common Stocks		61,393

Total Hong Kong (Cost $69,151)		61,393

Hungary - 1.63%
Common Stocks - 1.63%
Magyar Telekom Telecommunications PLCD	198,581	270,747
MOL Hungarian Oil & Gas PLCD	2,320	24,276
OTP Bank NyrtD	282	10,119
Richter Gedeon NyrtD	12,160	225,978
Waberer’s International NyrtB D	290	2,428
Zwack Unicum RtD	7	408

Total Common Stocks		533,956

Total Hungary (Cost $538,490)		533,956

India - 11.69%
Common Stocks - 11.69%
Abbott India Ltd.D	440	45,711
Colgate-Palmolive India Ltd.D	1,861	28,114
FDC Ltd.B D	4,115	11,148
Gillette India Ltd.D	1,887	167,409
GlaxoSmithKline Consumer Healthcare Ltd.D	2,006	190,520
Hawkins Cookers Ltd.D	381	14,938
HCL Technologies Ltd.D	25,858	372,258
Hinduja Global Solutions Ltd.D	4,072	36,505
Hindustan Unilever Ltd.D	19,515	426,785
Infosys Ltd., Sponsored ADR	26,634	252,224
Infosys Ltd.D	19,406	179,638
Nestle India Ltd.D	2,968	404,902
Oil & Natural Gas Corp. Ltd.D	5,268	10,908
Oracle Financial Services Software Ltd.D	5,183	254,082
Pfizer Ltd.D	6,263	246,501
Procter & Gamble Hygiene & Health Care Ltd.D	1,854	234,557
Sanofi India Ltd.D	217	16,977
Tata Consultancy Services Ltd.D	17,092	447,872
Wipro Ltd.D	87,362	393,369
Wipro Ltd., ADRF	17,962	92,864

Total Common Stocks		3,827,282

Total India (Cost $3,299,947)		3,827,282

Indonesia - 2.65%
Common Stocks - 2.65%
Astra Graphia Tbk PTD	167,100	14,867

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
Indonesia - 2.65% (continued)
Common Stocks - 2.65% (continued)
Bank Central Asia Tbk PTD	216,600	$337,277
Gudang Garam Tbk PTD	3,300	15,674
Indofood CBP Sukses Makmur Tbk PTD	11,200	6,573
Indofood Sukses Makmur Tbk PTD	359,100	141,342
Multipolar Technology Tbk PT	558,900	28,860
Telekomunikasi Indonesia Persero Tbk PTD	75,300	19,035
Unilever Indonesia Tbk PTD	107,000	304,529

Total Common Stocks		868,157

Total Indonesia (Cost $996,855)		868,157

Malaysia - 5.01%
Common Stocks - 5.01%
Batu Kawan BhdD	2,800	11,291
Fraser & Neave Holdings BhdD	34,900	280,540
Kim Loong Resources BhdD	26,100	7,673
Kuala Lumpur Kepong BhdD	43,800	260,698
Nestle Malaysia BhdD	4,200	144,345
Petronas Chemicals Group BhdD	41,700	93,240
Public Bank BhdD	67,800	398,890
Sime Darby Plantation BhdD	54,100	67,895
Tenaga Nasional BhdD	106,700	374,295

Total Common Stocks		1,638,867

Total Malaysia (Cost $1,390,962)		1,638,867

Mexico - 1.45%
Common Stocks - 1.45%
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	3,311	281,667
Industrias Bachoco S.A.B. de C.V., Series B	17,308	63,299
Megacable Holdings S.A.B. de C.V.A	29,282	130,184

Total Common Stocks		475,150

Total Mexico (Cost $498,842)		475,150

Peru - 1.66%
Common Stocks - 1.66%
Alicorp S.A.A.	133,443	385,902
Southern Copper Corp.	3,566	136,721
Union de Cervecerias Peruanas Backus y Johnston S.A.A.	3,546	21,561

Total Common Stocks		544,184

Total Peru (Cost $545,443)		544,184

Philippines - 3.47%
Common Stocks - 3.47%
Aboitiz Power Corp.D	228,600	144,062
Asia United Bank Corp.D	19,880	22,095
Cebu Air, Inc.D	44,203	52,868
China Banking Corp.D	51,412	26,986
Cosco Capital, Inc.D	261,300	33,081
Globe Telecom, Inc.D	345	13,416
Manila Electric Co.D	72,860	501,689
Pepsi-Cola Products Philippines, Inc.D	40,900	1,260
Philippine National BankB D	46,920	34,711
Pilipinas Shell Petroleum Corp.D	5,480	4,971
RFM Corp.D	132,000	11,835
San Miguel Corp.D	50,960	162,794

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
Philippines - 3.47% (continued)
Common Stocks - 3.47% (continued)
San Miguel Food and Beverage, Inc.D	45,900	$72,955
Top Frontier Investment Holdings, Inc.B D	3,950	20,679
Union Bank of the PhilippinesD	25,780	32,213

Total Common Stocks		1,135,615

Total Philippines (Cost $1,104,088)		1,135,615

Poland - 0.20%
Common Stocks - 0.20%
Boryszew S.A.B D	2,086	2,602
Dom Development S.A.D	1,350	23,835
Netia S.A.B D	10,180	12,435
Neuca S.A.D	175	10,490
Stalexport Autostrady S.A.D	11,803	10,054
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.D	433	5,513

Total Common Stocks		64,929

Total Poland (Cost $86,652)		64,929

Republic of Korea - 10.20%
Common Stocks - 10.20%
Binggrae Co., Ltd.D	1,466	90,906
Busan City Gas Co., Ltd.D	989	30,907
Daeduck Electronics Co.D	101	737
Daehan Synthetic Fiber Co., Ltd.D	89	8,182
Daekyo Co., Ltd.D	11,206	67,865
Daesung Energy Co., Ltd.D	8,294	39,340
Dong-Il Corp.D	4,311	231,374
E-MART, Inc.D	45	8,051
ESTec Corp.D	5,543	44,768
Fursys, Inc.D	639	16,436
Incheon City Gas Co., Ltd.D	1,386	36,506
Industrial Bank of KoreaD	3,180	41,587
Jinro Distillers Co., Ltd.D	1,536	40,053
JLS Co., Ltd.D	16,085	100,247
KEC Holdings Co., Ltd.D	10,238	6,435
Kia Motors Corp.D	11,831	294,376
KT Corp.D	16,598	417,330
KT&G Corp.D	228	20,418
LF Corp.D	4,821	92,978
LG Electronics, Inc.D	4,893	273,237
LG Uplus Corp.D	19,119	270,465
Namyang Dairy Products Co., Ltd.D	191	100,785
RedcapTour Co., Ltd.D	842	11,869
S-1 Corp.D	499	42,236
Saeron Automotive Corp.D	2,901	11,907
Samsung C&T Corp.D	58	5,519
Samsung Electronics Co., Ltd.D	8,000	299,197
Samwonsteel Co., Ltd.D	5,383	12,312
Samyang Tongsang Co., Ltd.D	868	30,028
SAVEZONE I&C Corp.D	6,608	19,311
SK Hynix, Inc.D	927	55,822
SK Telecom Co., Ltd.D	1,981	465,639
TS Corp.D	1,139	18,858
YESCO Co., Ltd.D	2,705	97,003

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
Republic of Korea - 10.20% (continued)
Common Stocks - 10.20% (continued)
Youngone Holdings Co., Ltd.D	671	$36,277

Total Common Stocks		3,338,961

Total Republic of Korea (Cost $3,224,376)		3,338,961

Russia - 1.53%
Common Stocks - 1.53%
Gazprom Neft PJSC, Sponsored ADRD	8,178	241,715
MMC Norilsk Nickel PJSC, ADRD	3,784	62,710
Rostelecom PJSC, Sponsored ADRD	30,391	193,078
Severstal PJSC, GDRD	244	3,781

Total Common Stocks		501,284

Total Russia (Cost $435,408)		501,284

South Africa - 2.15%
Common Stocks - 1.99%
AECI Ltd.D	11,530	74,088
Bid Corp. Ltd.D	9,144	171,315
Clover Industries Ltd.D	54,461	60,637
Combined Motor Holdings Ltd.D	9,782	14,850
Distell Group Holdings Ltd.D	22,540	167,710
Netcare Ltd.D	45,727	76,632
Vodacom Group Ltd.D	10,089	84,929

Total Common Stocks		650,161

Preferred Stocks - 0.16%
Absa Bank Ltd.C D	1,084	51,565

Total South Africa (Cost $866,906)		701,726

Taiwan - 9.29%
Common Stocks - 9.29%
104 Corp.D	4,000	19,791
Chang Hwa Commercial Bank Ltd.D	86,320	48,795
Chunghwa Telecom Co., Ltd.D	132,000	466,783
E-LIFE MALL Corp.D	12,000	24,141
ECOVE Environment Corp.D	4,000	22,119
Far Eastern International BankD	904,057	288,437
Far EasTone Telecommunications Co., Ltd.D	51,000	121,388
First Financial Holding Co., Ltd.D	52,520	33,106
Great Taipei Gas Co., Ltd.D	91,000	83,614
Hey Song Corp.D	23,000	20,673
Lian HWA Food Corp.D	3,203	3,378
Shanghai Commercial & Savings Bank Ltd.D	404,809	502,027
Taichung Commercial Bank Co., Ltd.D	1,222,116	401,930
Taiwan Business BankD	379,349	124,560
Taiwan Cooperative Financial Holding Co., Ltd.D	102,837	57,670
Taiwan Mobile Co., Ltd.D	6,000	21,414
Taiwan Secom Co., Ltd.D	71,105	202,130
Taiwan Shin Kong Security Co., Ltd.D	242,170	261,852
Ttet Union Corp.D	34,000	107,013
Uni-President Enterprises Corp.D	39,000	94,692
Union Bank Of TaiwanD	317,240	98,980

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
Taiwan - 9.29% (continued)
Common Stocks - 9.29% (continued)
Ve Wong Corp.D	44,000	$34,845

Total Common Stocks		3,039,338

Total Taiwan (Cost $2,733,495)		3,039,338

Thailand - 4.73%
Common Stocks - 4.73%
Advanced Information Technology PCL, Class F	60,500	37,961
Amata B.Grimm Power Plant Infrasture FundA D	97,800	24,487
Bangkok Bank PCLD	15,400	96,349
Bangkok Bank PCL, NVDRD	21,200	132,636
Bangkok Insurance PCL, NVDRD	1,900	20,165
Jasmine Broadband Internet Infrastructure FundA D	159,600	49,110
Kang Yong Electric PCL, NVDRD	100	1,249
Kang Yong Electric PCL	2,100	26,226
Krung Thai Bank PCL, NVDRD	571,200	347,002
PTT PCL, NVDRD	7,000	10,817
Ratchaburi Electricity Generating Holding PCL, NVDRD	103,000	152,248
Ratchaburi Electricity Generating Holding PCL	103,400	152,839
Siam Cement PCL, NVDRD	32,000	404,418
Siam Commercial Bank PCL, NVDRD	18,900	78,572
Thai Stanley Electric PCL, NVDRD	1,800	13,086
Thai Vegetable Oil PCL, NVDRD	1,000	852

Total Common Stocks		1,548,017

Total Thailand (Cost $1,535,208)		1,548,017

Turkey - 0.68% (Cost $231,175)
Common Stocks - 0.68%
BIM Birlesik Magazalar A/SD	15,761	223,866

United Kingdom - 0.99% (Cost $323,015)
Common Stocks - 0.99%
Mondi Ltd.D	13,511	322,615

SHORT-TERM INVESTMENTS - 1.94% (Cost $634,264)
Investment Companies - 1.94%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.11%G H	634,264	634,264

SECURITIES LENDING COLLATERAL - 0.02% (Cost $6,652)
Investment Companies - 0.02%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.11%G H	6,652	6,652

TOTAL INVESTMENTS - 98.59% (Cost $30,505,223)		32,271,887
OTHER ASSETS, NET OF LIABILITIES - 1.41%		461,752

TOTAL NET ASSETS - 100.00%		$32,733,639

Percentages are stated as a percent of net assets.

A	Unit - Usually consists of one common stock and/or rights and warrants.
B	Non-income producing security.
C	A type of Preferred Stock that has no maturity date.
D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $27,560,513 or 84.20% of net assets.
E	Value was determined using significant unobservable inputs.

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

F	All or a portion of this security is on loan at October 31, 2018.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

Long Futures Contracts Open on October 31, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	22	December 2018	$1,102,805	$1,052,370	$(50,435)

Index Abbreviations:

MSCI	Morgan Stanley Capital International.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2018, the investments were classified as described below:

Acadian Emerging Markets Managed Volatility Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Brazil	$1,345,743	$—	$—	$1,345,743
Chile	942,349	—	—	942,349
China	13,374	8,448,809	357	8,462,540
Czech Republic	—	682,402	—	682,402
Egypt	—	649,948	—	649,948
Greece	—	564,322	—	564,322
Hong Kong	—	61,393	—	61,393
Hungary	—	533,956	—	533,956
India	345,088	3,482,194	—	3,827,282
Indonesia	28,860	839,297	—	868,157
Malaysia	—	1,638,867	—	1,638,867
Mexico	475,150	—	—	475,150
Peru	544,184	—	—	544,184
Philippines	—	1,135,615	—	1,135,615
Poland	—	64,929	—	64,929
Republic of Korea	—	3,338,961	—	3,338,961
Russia	—	501,284	—	501,284
South Africa	—	650,161	—	650,161
Taiwan	—	3,039,338	—	3,039,338
Thailand	—	1,548,017	—	1,548,017
Turkey	—	223,866	—	223,866
United Kingdom	—	322,615	—	322,615
Foreign Preferred Stocks
Brazil	158,327	—	—	158,327
South Africa	—	51,565	—	51,565
Short-Term Investments	634,264	—	—	634,264
Securities Lending Collateral	6,652	—	—	6,652

Total Investments in Securities - Assets	$4,493,991	$27,777,539	$357	$32,271,887

Financial Derivative Instruments - Liabilities
Futures Contracts	$(50,435)	$—	$—	$(50,435)

Total Financial Derivative Instruments - Liabilities	$(50,435)	$—	$—	$(50,435)

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended October 31, 2018, there were no transfers into or out of level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Foreign Common Stocks	$358	$—	$—	$—	$—	$(1)	$—	$—	$357	$(13,004)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign common stock classified as Level 3 was fair valued at a nominal value of 0.10 Hong Kong Dollar (HKD) due to lack of observable inputs.

See accompanying notes

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Shanghai Commercial & Savings Bank Ltd.		1.5
Manila Electric Co.		1.5
CITIC Ltd.		1.5
Chunghwa Telecom Co., Ltd.		1.4
SK Telecom Co., Ltd.		1.4
Bank of Communications Co., Ltd., Class H		1.4
China Telecom Corp. Ltd., Class H		1.4
CEZ A/S		1.4
Tata Consultancy Services Ltd.		1.4
PetroChina Co., Ltd., Class H		1.4
Total Fund Holdings	249

Sector Allocation (% Equities)
Financials		22.3
Consumer Staples		20.5
Communication Services		14.2
Utilities		9.9
Information Technology		7.8
Industrials		7.5
Energy		5.6
Consumer Discretionary		4.6
Health Care		3.8
Materials		3.7
Industrial		0.1

Country Allocation (% Equities)
China		26.7
India		12.1
Republic of Korea		10.6
Taiwan		9.6
Malaysia		5.2
Thailand		4.9
Brazil		4.8
Philippines		3.6
Chile		3.0
Indonesia		2.7
South Africa		2.2
Czech Republic		2.2
Egypt		2.0
Greece		1.8
Peru		1.7
Hungary		1.7
Russia		1.6
Mexico		1.5
United Kingdom		1.0
Turkey		0.7
Poland		0.2
Hong Kong		0.2

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.00%
ENERGY - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Energy Exploration AssetA B I	3	$—

HEALTH CARE - 0.00%
Pharmaceuticals - 0.00%
Millennium Health LLCA B	4,651	270

Total Common Stocks (Cost $26,255)		270

	Principal Amount
BANK LOAN OBLIGATIONSC - 23.85%
Basic Materials - 1.05%
Golden Nugget, Inc., 5.230%, Due 10/4/2023, 2017 Incremental Term Loan B, (1-mo. LIBOR + 2.750%)	$41,432	41,452
H.B. Fuller Co., 4.280%, Due 10/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	110,220	109,761
Loparex Holding B.V., 6.636%, Due 4/11/2025, 2018 Term Loan, (3-mo. LIBOR + 4.250%)	51,870	52,259
Messer Industries LLC, Due 10/1/2025, 2018 USD Term LoanD	100,000	99,975
PMHC II, Inc., 6.151%, Due 3/31/2025, 2018 1st Lien Term Loan, (6-mo. LIBOR + 3.500%)	124,375	120,488
PQ Corp., 5.027%, Due 2/8/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	118,982	118,769
Schenectady International Group, Inc., 7.186%, Due 10/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	37,000	36,722
Solenis International LP,
6.311%, Due 12/26/2023, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	99,750	99,688
10.811%, Due 6/26/2024, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	60,000	59,100
Starfruit Finco B.V, 5.506%, Due 10/1/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 3.250%)	125,358	124,888
Univar, Inc., 4.552%, Due 7/1/2024, 2017 USD Term Loan B, (1-mo. LIBOR + 2.250%)	88,630	88,553

		951,655

Consumer - 5.23%
8th Avenue Food & Provisions, Inc., 6.006%, Due 10/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	100,000	100,750
Albertsons LLC, Due 10/29/2025, Term Loan B7D	20,991	20,812
Alphabet Holding Co., Inc., 5.802%, Due 9/26/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	123,750	118,248
AMCP Clean Acquisition Company LLC,
6.636%, Due 6/16/2025, 2018 Term Loan, (3-mo. LIBOR + 4.250%)	21,720	21,720
3.249%, Due 6/16/2025, 2018 Delayed Draw Term LoanE	5,226	5,226
APX Group, Inc., 7.323%, Due 3/31/2024, 2018 Term Loan B, (3-mo. LIBOR + 5.000%)	82,859	82,030
Bass Pro Group LLC, Due 9/25/2024, Term Loan BD	91,839	91,806
Bulldog Purchaser, Inc., 6.052%, Due 8/22/2025, 2018 Term Loan, (1 mo. LIBOR + 3.750%)	82,304	82,167
Comet Acquisition, Inc., Due 10/23/2025, Term LoanD	47,000	46,980
Community Health Systems, Inc., 5.563%, Due 1/27/2021, Term Loan H, (3-mo. LIBOR + 3.250%)	21,722	21,239
Container Store, Inc. (The), 7.302%, Due 9/14/2023, 2018 Term Loan B2, (1-mo. LIBOR + 5.000%)	52,522	51,209
CRCI Longhorn Holdings, Inc., 5.781%, Due 8/8/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	100,000	100,250
Crown Finance US, Inc., 4.802%, Due 2/28/2025, 2018 USD Term Loan, (1-mo. LIBOR + 2.500%)	124,375	123,766
CSC Holdings LLC, 4.780%, Due 1/25/2026, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	124,375	124,103
CVS Holdings LP, 5.310%, Due 2/6/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	124,375	123,805
Dhanani Group, Inc., 6.052%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	99,750	99,314
Endo Luxembourg Finance Co. S.a.r.l., 6.563%, Due 4/29/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	123,438	123,874
Financial & Risk US Holdings, Inc., Due 10/1/2025, 2018 USD Term LoanD	100,000	98,917
GYP Holdings Corp., 5.052%, Due 6/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	71,254	70,127

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.85% (continued)
Consumer - 5.23% (continued)
HLF Financing S.a r.l., 5.552%, Due 8/18/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.250%)	$105,000	$105,372
IRB Holding Corp., 5.460%, Due 2/5/2025, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	124,375	124,012
Kettle Cuisine LLC, 6.040%, Due 8/22/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	148,000	148,000
Mohegan Tribal Gaming Authority, 6.302%, Due 10/13/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	114,711	107,460
Next Level Apparel, Inc., 8.217%, Due 7/17/2024, 2018 Term Loan, (1-mo. LIBOR + 6.000%)	125,000	123,125
P.F. Chang’s China Bistro, Inc., 7.671%, Due 8/18/2022, 2017 Term Loan B, (6-mo. LIBOR + 5.000%)	123,750	122,410
Parexel International Corp., 5.052%, Due 9/27/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	75,618	74,437
R.R. Donnelley & Sons Company, Due 1/15/2024, 2018 Term Loan BD	100,000	99,000
Restaurant Technologies, Inc., 5.646%, Due 10/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	100,000	100,250
Rodan & Fields LLC, 6.280%, Due 6/6/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.000%)	99,750	100,249
RSC Acquisition, Inc., 6.716%, Due 11/30/2022, 2018 1st Lien Term Loan, (6-mo. LIBOR + 4.250%)	281,700	279,939
Scientific Games International, Inc., 5.046%, Due 8/14/2024, 2018 Term Loan B5, (1-mo. LIBOR + 2.750%)	83,167	82,305
Shearer’s Foods, Inc., 6.552%, Due 6/30/2021, 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	42,428	42,322
Shutterfly, Inc., 5.060%, Due 8/17/2024, Term Loan B2, (1-mo. LIBOR + 2.750%)	124,688	124,625
SMG Holdings, Inc., 5.302%, Due 1/23/2025, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	124,375	124,142
SRS Distribution, Inc., 5.552%, Due 5/23/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	125,685	122,804
Staples, Inc., 6.343%, Due 9/12/2024, 2017 Term Loan B, (3-mo. LIBOR + 4.000%)	78,983	78,742
Strategic Partners Acquisition Corp., 6.052%, Due 6/30/2023, 2016 Term Loan, (1-mo. LIBOR + 3.750%)	118,208	118,651
TGP Holdings III LLC,
6.636%, Due 9/25/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	193,709	190,077
10.886%, Due 9/25/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	50,000	49,000
TMK Hawk Parent Corp., 5.810%, Due 8/28/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	123,763	119,225
United Natural Foods, Inc., Due 10/22/2025, Term Loan BD	100,000	93,625
United Rentals, Inc., Due 10/31/2025, Term Loan BD	100,000	100,313
Varsity Brands, Inc., 5.802%, Due 12/15/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	124,063	124,141
Verscend Holding Corp., 6.802%, Due 8/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	122,000	122,877
VT Topco, Inc.,
6.093%, Due 8/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	80,000	80,550
2.670%, Due 8/1/2025, 2018 Delayed Draw Term LoanE	20,000	20,138
Wheel Pros LLC, 7.052%, Due 4/4/2025, 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	167,580	165,381
Wynn Resorts Ltd., Due 10/30/2024, Term Loan BD	100,000	99,438

		4,748,953

Defense - 0.22%
Keyw Corp. (The), 6.777%, Due 5/2/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	118,860	118,935
TransDigm, Inc., 4.802%, Due 6/9/2023, 2018 Term Loan F, (1-mo. LIBOR + 2.500%)	82,430	81,989

		200,924

Energy - 0.73%
California Resources Corp.,
12.670%, Due 12/31/2021, Second Out Term Loan, (3-mo. LIBOR + 10.375%)	12,000	13,350
7.037%, Due 12/31/2022, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	40,000	40,533

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.85% (continued)
Energy - 0.73% (continued)
Energy & Exploration Partners, Inc., 5.000%, Due 5/13/2022, 2016 2nd Lien PIK Term Loan, PIK (in-kind rate 5.000%)	$6,830	$—
Grizzly Acquisitions, Inc., 5.646%, Due 10/1/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.250%)	100,000	100,417
Keane Group Holdings LLC, 6.063%, Due 5/25/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	41,382	40,295
Lucid Energy Group II LLC, 5.280%, Due 2/17/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	124,375	122,121
McDermott Technology Americas, Inc., 7.302%, Due 5/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	124,375	122,665
Medallion Midland Acquisition LLC, 5.552%, Due 10/30/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	124,063	123,132
PowerTeam Services LLC, 5.636%, Due 3/6/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	57,987	57,697
Seadrill Partners Finco LLC, 8.386%, Due 2/21/2021, Term Loan B, (3-mo. LIBOR + 6.000%)	41,284	38,217

		658,427

Financial - 3.07%
1011778 B.C. Unlimited Liability Co, 4.552%, Due 2/16/2024, Term Loan B3, (1-mo. LIBOR + 2.250%)	82,411	82,061
Achilles Acquisition LLC, Due 10/3/2025, 2018 Term LoanD	100,000	100,500
Acrisure LLC, 6.552%, Due 11/22/2023, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	126,530	126,742
Alera Group Holdings, Inc., 6.802%, Due 7/25/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	99,750	100,312
AssuredPartners, Inc., 5.552%, Due 10/22/2024, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 3.250%)	133,326	132,893
Asurion LLC,
5.302%, Due 11/3/2024, 2018 Term Loan B7, (1-mo. LIBOR + 3.000%)	100,022	100,076
8.802%, Due 8/4/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.500%)	101,436	104,048
Avolon TLB Borrower (US) LLC, 4.280%, Due 1/15/2025, Term Loan B3, (1-mo. LIBOR + 2.000%)	145,635	145,173
Capital Automotive LP, 8.310%, Due 3/24/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.000%)	116,900	118,508
DTZ U.S. Borrower LLC, 5.552%, Due 8/21/2025, 2018 Add On Term Loan B, (1-mo. LIBOR + 3.250%)	125,000	124,882
Edelman Financial Center LLC, 5.686%, Due 7/21/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	115,000	115,360
EIG Management Co. LLC, 6.060%, Due 2/22/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.750%)	103,480	103,480
First Data Corp.,
4.287%, Due 4/26/2024, 2024 USD Term Loan, (1-mo. LIBOR + 2.000%)	35,000	34,796
4.287%, Due 7/8/2022, 2017 USD Term Loan, (1-mo. LIBOR + 2.000%)	134,945	134,456
Forest City Enterprises LP, Due 10/24/2025, Term Loan BD	100,000	100,333
Franklin Square Holdings LP, 4.813%, Due 8/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	100,000	100,250
Genworth Holdings, Inc., 6.831%, Due 3/7/2023, Term Loan, (1-mo. LIBOR + 4.500%)	124,375	126,785
Iron Mountain, Inc., 4.052%, Due 1/2/2026, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	42,671	42,020
iStar, Inc., 5.028%, Due 6/28/2023, 2016 Term Loan B, (1-mo. LIBOR + 2.750%)	96,757	96,757
Jane Street Group LLC, 5.526%, Due 8/25/2022, 2018 Term Loan B, (3-mo. LIBOR + 3.000%)	122,607	122,913
Prime Security Services Borrower LLC, 5.052%, Due 5/2/2022, 2016 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	72,632	72,600
SBA Senior Finance II LLC, 4.310%, Due 4/11/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	111,720	111,428
StepStone Group LP, 6.295%, Due 3/14/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	168,738	169,160
Valet Waste Holdings, Inc., 6.302%, Due 7/18/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	127,000	127,317

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.85% (continued)
Financial - 3.07% (continued)
VICI Properties LLC, 4.280%, Due 12/20/2024, Replacement Term Loan B, (1-mo. LIBOR + 2.000%)	$115,000	$114,653
WEX, Inc., 4.552%, Due 6/30/2023, 2017 Term Loan B2, (1-mo. LIBOR + 2.250%)	75,878	75,941

		2,783,444

Health Care - 1.90%
Affordable Care Holding Corp., 7.044%, Due 10/22/2022, 2015 1st Lien Term Loan, (2-mo. LIBOR + 4.750%)	70,386	70,562
Amneal Pharmaceuticals LLC, 5.813%, Due 5/4/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	124,659	125,251
Avantor, Inc., 6.302%, Due 11/21/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	149,932	150,916
Beaver-Visitec International, Inc., 6.386%, Due 8/21/2023, 2018 Term Loan B, (3-mo. LIBOR + 4.000%)	100,400	100,776
DentalCorp Perfect Smile ULC,
4.523%, Due 6/6/2025, 1st Lien Delayed Draw Term LoanE	22,186	22,269
6.052%, Due 6/6/2025, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	88,578	88,910
Envision Healthcare Corp., Due 10/10/2025, 2018 1st Lien Term LoanD	73,333	71,752
ExamWorks Group, Inc., 5.552%, Due 7/27/2023, 2017 Term Loan, (1-mo. LIBOR + 3.250%)	4,991	5,003
Gentiva Health Services, Inc., 6.063%, Due 7/2/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	97,738	98,104
Ivory Merger Sub, Inc., 5.840%, Due 3/7/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	101,490	100,095
Mallinckrodt International Finance S.A., 5.517%, Due 2/24/2025, 2018 Term Loan B, (6-mo. LIBOR + 3.000%)	124,375	123,422
MedPlast Holdings, Inc., 6.148%, Due 7/2/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	60,000	60,300
NVA Holdings, Inc., 5.052%, Due 2/2/2025, Term Loan B3, (1-mo. LIBOR + 2.750%)	124,375	123,131
Onex Carestream Finance LP, 6.302%, Due 6/7/2019, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	82,539	82,250
Pearl Intermediate Parent LLC,
5.030%, Due 2/14/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	61,509	60,510
4.077%, Due 2/14/2025, 2018 Delayed Draw Term LoanE	18,169	17,874
Premise Health Holding Corp.,
Due 7/10/2025, 2018 1st Lien Term LoanD	92,647	93,110
Due 7/10/2025, 2018 1st Lien Delayed Draw Term LoanD	7,353	7,390
Prospect Medical Holdings, Inc., 7.813%, Due 2/22/2024, 2018 Term Loan B, (1-mo. LIBOR + 5.500%)	124,375	124,997
Universal Health Services, Inc., Due 10/31/2025, Term Loan BD	100,000	100,125
Universal Hospital Services, Inc., Due 10/18/2025, Term LoanD	100,000	100,500

		1,727,247

Manufacturing - 2.35%
American Bath Group LLC, 6.636%, Due 9/30/2023, 2018 Term Loan B, (3-mo. LIBOR + 4.250%)	245,633	246,554
Berlin Packaging LLC, 5.279%, Due 11/7/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	121,695	121,475
Brookfield WEC Holdings Inc., 6.052%, Due 8/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	100,000	100,528
BWAY Holding Co., 5.658%, Due 4/3/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	48,388	48,075
Consolidated Container Co. LLC, 5.052%, Due 5/22/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	113,802	113,802
CPG International, Inc., 6.251%, Due 5/5/2024, 2017 Term Loan, (6-mo. LIBOR + 3.750%)	52,750	52,838
DG Investment Intermediate Holdings, Inc., 5.302%, Due 2/3/2025, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.000%)	124,427	123,649
Edward Don & Company LLC, 6.648%, Due 7/2/2025, 2018 Term Loan, (3-mo. LIBOR + 4.250%)	98,500	98,500

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.85% (continued)
Manufacturing - 2.35% (continued)
Emerald Performance Materials LLC, 5.802%, Due 8/1/2021, New 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	$124,031	$124,444
Flex Acquisition Co., Inc., 5.256%, Due 12/29/2023, 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	123,125	122,765
Forming Machining Industries Holdings LLC, 6.527%, Due 10/3/2025, Term Loan, (3-mo. LIBOR + 4.250%)	119,000	119,298
LTI Holdings, Inc., 5.802%, Due 9/6/2025, 2018 Add On 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	100,000	99,875
Netsmart Technologies, Inc., 6.052%, Due 4/19/2023, Term Loan D1, (1-mo. LIBOR + 3.750%)	75,621	75,953
Pisces Midco, Inc., 6.175%, Due 4/12/2025, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	124,688	124,143
SHO Holding Corp., 7.527%, Due 10/27/2022, Term Loan, (3-mo. LIBOR + 5.000%)	243,125	223,675
Tank Holding Corp., 5.811%, Due 3/17/2022, 2018 Term Loan B, (3-mo. LIBOR + 3.500%)	83,043	83,078
Titan Acquisition Ltd., 5.302%, Due 3/28/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	124,375	117,001
U.S. Silica Co., 6.313%, Due 5/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.000%)	149,250	134,409

		2,130,062

Media - 0.30%
Meredith Corp., Due 1/31/2025, Term Loan BD	110,799	110,539
Univision Communications, Inc., 5.052%, Due 3/15/2024, Term Loan C5, (1-mo. LIBOR + 2.750%)	17,499	16,775
UPC Financing Partnership, 4.780%, Due 1/15/2026, USD Term Loan AR, (1-mo. LIBOR + 2.500%)	62,468	62,206
Virgin Media Bristol LLC, 4.780%, Due 1/15/2026, Term Loan K, (1-mo. LIBOR + 2.500%)	81,000	80,907

		270,427

Service - 4.50%
Academy, Ltd., 6.259%, Due 7/1/2022, 2015 Term Loan B, (1-mo. LIBOR + 4.000%)	26,851	19,953
ADMI Corp., 5.302%, Due 4/30/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	139,650	139,441
Albany Molecular Research, Inc., 5.552%, Due 8/30/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	123,750	123,634
Allied Universal Holdco LLC,
Due 7/28/2022, Incremental Term LoanD	66,000	65,877
6.136%, Due 7/28/2022, 2015 Term Loan, (1-mo. LIBOR + 3.750%)	60,780	60,248
American Airlines, Inc., 4.045%, Due 6/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	55,525	54,293
ATI Holdings Acquisition, Inc., 5.780%, Due 5/10/2023, 2016 Term Loan, (1-mo. LIBOR + 3.500%)	98,629	98,629
BioClinica, Inc., 6.750%, Due 10/20/2023, 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	85,161	80,690
BJ’s Wholesale Club, Inc., 5.280%, Due 2/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	79,227	79,363
Blackhawk Network Holdings, Inc., 5.386%, Due 6/15/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	67,830	67,873
Boing US Holdco, Inc., 5.593%, Due 10/3/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	124,064	124,297
Brand Energy & Infrastructure Services, Inc., 6.732%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	123,438	123,854
California Pizza Kitchen, Inc., 8.390%, Due 8/23/2022, 2016 Term Loan, (1-mo. LIBOR + 6.000%)	245,000	240,100
Camelot UK Holdco Ltd., 5.552%, Due 10/3/2023, 2017 Repriced Term Loan, (1-mo. LIBOR + 3.250%)	67,869	67,806
CareerBuilder LLC, 9.136%, Due 7/31/2023, Term Loan, (3-mo. LIBOR + 6.750%)	26,576	26,609
EAB Global, Inc., 6.406%, Due 11/15/2024, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	124,375	123,131
Heartland Dental LLC,
6.052%, Due 4/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	39,276	39,129
3.750%, Due 4/30/2025, 2018 Delayed Draw Term LoanE	5,906	5,884

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.85% (continued)
Service - 4.50% (continued)
Hoya Midco LLC, 5.802%, Due 6/30/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	$123,438	$122,768
IG Investment Holdings LLC, 5.837%, Due 5/23/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	121,311	121,665
Institutional Shareholder Services, Inc.,
6.077%, Due 10/16/2024, 2017 Delayed Draw Term Loan, (3 mo. LIBOR + 3.750%)	10,175	10,171
6.136%, Due 10/16/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	111,641	111,594
10.136%, Due 10/16/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 7.750%)	25,000	25,125
Kingpin Intermediate Holdings LLC, 5.810%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	124,750	125,270
Lakeland Tours LLC, 6.334%, Due 12/15/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 4.000%)	124,375	124,764
Learning Care Group, Inc., 5.533%, Due 3/13/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	64,550	64,470
Neiman Marcus Group Ltd. LLC, 5.531%, Due 10/25/2020, 2020 Term Loan, (1-mo. LIBOR + 3.250%)	45,760	41,616
NMSC Holdings, Inc., 7.594%, Due 4/19/2023, 1st Lien Term Loan, (6-mo. LIBOR + 5.000%)	250,000	249,375
Playpower, Inc., 7.136%, Due 6/23/2021, 2015 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	243,090	244,306
Pre-Paid Legal Services, Inc., 5.552%, Due 5/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	92,336	92,628
Quidditch Acquisition, Inc., 9.287%, Due 3/14/2025, 2018 Term Loan B, (1-mo. LIBOR + 7.000%)	109,450	110,271
Realogy Group LLC, 4.530%, Due 2/8/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.250%)	73,902	73,648
Red Ventures LLC,
Due 11/8/2024, 2018 Term Loan BD	3,649	3,663
6.052%, Due 11/8/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	119,188	119,659
Rentpath, Inc., 7.060%, Due 12/17/2021, 2017 Term Loan, (1-mo. LIBOR + 4.750%)	118,480	97,006
Sabre GLBL, Inc., 4.302%, Due 2/22/2024, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	109,449	109,312
Spin Holdco, Inc., 5.686%, Due 11/14/2022, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	87,229	87,211
Syneos Health, Inc., 4.302%, Due 8/1/2024, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	31,874	31,768
Tribune Media Co., 5.302%, Due 12/27/2020, Term Loan, (1-mo. LIBOR + 3.000%)	4,219	4,226
TruGreen LP, 6.287%, Due 4/13/2023, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	47,079	47,256
USIC Holdings, Inc., 5.552%, Due 12/8/2023, 2017 Term Loan B, (1-mo. LIBOR + 3.250%)	10,668	10,681
Vestcom Parent Holdings, Inc., 6.302%, Due 12/19/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	123,125	122,817
William Morris Endeavor Entertainment LLC, 5.280%, Due 5/18/2025, 2018 1st Lien Term Loan, (2-mo. LIBOR + 2.750%)	141,645	141,291
World Triathlon Corp., 6.386%, Due 6/26/2021, Term Loan, (3-mo. LIBOR + 4.000%)	246,144	246,759

		4,080,131

Technology - 2.47%
Almonde, Inc.,
5.886%, Due 6/13/2024, USD 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	53,790	53,446
9.636%, Due 6/13/2025, USD 2nd Lien Term Loan, (3-mo. LIBOR + 7.250%)	124,825	122,693
AqGen Ascensus, Inc.,
5.886%, Due 12/3/2022, 2018 Incremental Term Loan, (3-mo. LIBOR + 3.500%)	80,131	80,031
4.757%, Due 12/3/2022, 2018 Delayed Draw Term LoanE	48,320	48,320
Capri Finance LLC, 5.777%, Due 11/1/2024, USD 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	223,812	222,834
Compuware Corp., 5.787%, Due 8/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	100,000	100,667
Dell International LLC, 4.310%, Due 9/7/2023, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	154,827	154,595
Dynatrace LLC, 5.552%, Due 8/22/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	107,000	107,580
GrafTech Finance, Inc., 5.802%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	122,254	122,254
MH Sub I LLC, 6.030%, Due 9/13/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	123,750	124,059
Navicure, Inc., 6.052%, Due 11/1/2024, 1st Lien Term Loan B, (1-mo. LIBOR + 3.750%)	124,063	124,218
Omnitracs, Inc., 5.123%, Due 3/21/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.750%)	124,688	124,025

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.85% (continued)
Technology - 2.47% (continued)
P2 Upstream Acquisition Co., 6.350%, Due 10/30/2020, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	$298,830	$295,095
Plantronics, Inc., 4.802%, Due 7/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	100,000	99,625
Riverbed Technology, Inc., 5.560%, Due 4/24/2022, 2016 Term Loan, (1-mo. LIBOR + 3.250%)	56,000	55,615
Sound Inpatient Physicians, 5.302%, Due 6/27/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	99,750	100,155
SS&C Technologies Holdings Europe S.a.r.l., 4.552%, Due 4/16/2025, 2018 Term Loan B4, (1-mo. LIBOR + 2.250%)	31,486	31,311
SS&C Technologies, Inc.,
4.552%, Due 4/16/2025, 2018 Term Loan B5, (1-mo. LIBOR + 2.250%)	20,167	20,044
4.552%, Due 4/16/2025, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	81,234	80,783
Triple Point Technology, Inc., 6.636%, Due 7/10/2020, 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	82,968	73,634
Verifone Systems, Inc., 6.322%, Due 8/20/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	100,000	99,900

		2,240,884

Telecommunications - 1.53%
Altice France S.A., 6.280%, Due 8/14/2026, 2018 Term Loan B13, (1-mo. LIBOR + 4.000%)	100,000	97,813
Anastasia Parent LLC, 6.027%, Due 8/11/2025, 2018 Term Loan B, (2-mo. LIBOR + 3.750%)	100,000	99,625
Avaya, Inc., 6.530%, Due 12/15/2024, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	124,063	124,431
Charter Communications Operating LLC, 4.310%, Due 4/30/2025, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	124,063	124,048
Flexential Intermediate Corp., 5.886%, Due 8/1/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	123,750	121,739
GoodRx, Inc., Due 10/10/2025, 1st Lien Term LoanD	100,000	100,417
GTT Communications, Inc., 5.050%, Due 5/31/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 2.750%)	30,923	30,476
Intelsat Jackson Holdings S.A., 6.045%, Due 11/27/2023, 2017 Term Loan B3, (1-mo. LIBOR + 3.750%)	42,000	42,000
Merrill Communications LLC, 7.777%, Due 6/1/2022, 2015 Term Loan, (3-mo. LIBOR + 5.250%)	39,995	40,245
Mission Broadcasting, Inc., Due 1/17/2024, 2018 Term Loan B3D	13,791	13,773
NeuStar, Inc., 5.802%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	123,750	123,943
Nexstar Broadcasting, Inc., Due 1/17/2024, 2018 Term Loan B3D	86,209	86,102
Speedcast International Ltd., 4.886%, Due 5/2/2025, Term Loan B, (3-mo. LIBOR + 2.500%)	125,685	124,167
Sprint Communications, Inc., 4.813%, Due 2/2/2024, 1st Lien Term Loan B, (1-mo. LIBOR + 2.500%)	31,758	31,728
Syniverse Holdings, Inc., 7.280%, Due 3/9/2023, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	124,375	124,997
Web.com Group, Inc., Due 10/10/2025, 2018 Term Loan BD	100,000	99,781

		1,385,285

Transportation - 0.26%
American Tire Distributors Holdings, Inc., 6.636%, Due 9/1/2021, 2015 Term Loan, (1-mo. LIBOR + 4.250%)	127,066	112,295
XPO Logistics, Inc., 4.509%, Due 2/24/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.000%)	125,000	125,156

		237,451

Utilities - 0.24%
Calpine Corp., 4.890%, Due 1/15/2024, Term Loan B5, (3-mo. LIBOR + 2.500%)	111,424	110,996
Eastern Power LLC, 6.052%, Due 10/2/2023, Term Loan B, (1-mo. LIBOR + 3.750%)	82,605	82,385

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 23.85% (continued)
Utilities - 0.24% (continued)
Helix Gen Funding LLC, 6.052%, Due 6/2/2024, Term Loan B, (1-mo. LIBOR + 3.750%)	$29,324	$27,381

		220,762

Total Bank Loan Obligations (Cost $21,724,337)		21,635,652

CORPORATE OBLIGATIONS - 58.54%
Basic Materials - 2.57%
CF Industries, Inc., 3.450%, Due 6/1/2023	200,000	189,560
Cornerstone Chemical Co., 6.750%, Due 8/15/2024F	250,000	242,813
Freeport-McMoRan, Inc., 3.550%, Due 3/1/2022	850,000	804,312
Huntsman International LLC, 5.125%, Due 11/15/2022	500,000	504,375
PQ Corp., 6.750%, Due 11/15/2022F	350,000	360,500
Schweitzer-Mauduit International, Inc., 6.875%, Due 10/1/2026F	225,000	227,813

		2,329,373

Communications - 11.33%
Block Communications, Inc., 6.875%, Due 2/15/2025F	300,000	304,125
Cablevision Systems Corp., 5.875%, Due 9/15/2022	700,000	703,500
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.250%, Due 9/30/2022	425,000	427,125
5.125%, Due 2/15/2023	375,000	373,125
CenturyLink, Inc.,
5.800%, Due 3/15/2022, Series T	200,000	199,260
7.500%, Due 4/1/2024, Series Y	325,000	341,250
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, Due 12/15/2021F	250,000	249,320
Clear Channel Worldwide Holdings, Inc., 6.500%, Due 11/15/2022, Series B	450,000	456,840
DISH DBS Corp.,
6.750%, Due 6/1/2021	600,000	606,000
5.000%, Due 3/15/2023	600,000	525,000
5.875%, Due 11/15/2024	200,000	170,000
EIG Investors Corp., 10.875%, Due 2/1/2024	350,000	378,000
Frontier Communications Corp.,
7.125%, Due 3/15/2019	250,000	250,625
10.500%, Due 9/15/2022	250,000	208,125
8.500%, Due 4/1/2026F	225,000	208,969
Level 3 Financing, Inc., 5.375%, Due 1/15/2024	550,000	544,500
Plantronics, Inc., 5.500%, Due 5/31/2023F	500,000	487,500
Qwest Corp., 6.750%, Due 12/1/2021	25,000	26,092
Salem Media Group, Inc., 6.750%, Due 6/1/2024F	175,000	156,625
Sinclair Television Group, Inc., 6.125%, Due 10/1/2022	400,000	404,000
Sirius XM Radio, Inc., 3.875%, Due 8/1/2022F	650,000	625,625
Sprint Communications, Inc., 6.000%, Due 11/15/2022	675,000	681,328
Sprint Corp., 7.250%, Due 9/15/2021	1,100,000	1,149,500
T-Mobile USA, Inc., 6.500%, Due 1/15/2024	175,000	181,125
Townsquare Media, Inc., 6.500%, Due 4/1/2023F	300,000	276,000
Univision Communications, Inc., 5.125%, Due 5/15/2023F	250,000	235,500
Windstream Services LLC, 7.750%, Due 10/15/2020	150,000	106,500

		10,275,559

Consumer, Cyclical - 6.00%
Carvana Co., 8.875%, Due 10/1/2023F	225,000	212,625
CEC Entertainment, Inc., 8.000%, Due 2/15/2022	250,000	224,375
EMI Music Publishing Group North America Holdings, Inc., 7.625%, Due 6/15/2024F	225,000	241,594
Golden Nugget, Inc., 6.750%, Due 10/15/2024F	350,000	349,125
Hanesbrands, Inc., 4.625%, Due 5/15/2024F	250,000	239,375
Jack Ohio Finance LLC / Jack Ohio Finance Corp., 10.250%, Due 11/15/2022F	200,000	217,750
KGA Escrow LLC, 7.500%, Due 8/15/2023F	300,000	308,250

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 58.54% (continued)
Consumer, Cyclical - 6.00% (continued)
MDC Holdings, Inc., 5.500%, Due 1/15/2024	$250,000	$243,750
MGM Resorts International, 6.625%, Due 12/15/2021	750,000	785,392
Neiman Marcus Group Ltd. LLC, 8.000%, Due 10/15/2021F	225,000	135,000
PetSmart, Inc., 7.125%, Due 3/15/2023F	100,000	70,000
PF Chang’s China Bistro, Inc., 10.250%, Due 6/30/2020F	350,000	332,500
Scientific Games International, Inc., 10.000%, Due 12/1/2022	500,000	522,500
Taylor Morrison Communities, Inc., 6.625%, Due 5/15/2022	300,000	301,500
Tempur Sealy International, Inc., 5.625%, Due 10/15/2023	475,000	463,125
United Continental Holdings, Inc., 4.250%, Due 10/1/2022	500,000	490,625
Williams Scotsman International, Inc., 7.875%, Due 12/15/2022F	300,000	308,250

		5,445,736

Consumer, Non-Cyclical - 12.66%
APX Group, Inc., 7.875%, Due 12/1/2022	175,000	175,875
Cardtronics, Inc., 5.125%, Due 8/1/2022	750,000	720,000
CHS/Community Health Systems, Inc.,
8.000%, Due 11/15/2019	350,000	336,875
5.125%, Due 8/1/2021	100,000	94,750
6.250%, Due 3/31/2023	250,000	229,925
Cott Holdings, Inc., 5.500%, Due 4/1/2025F	175,000	166,688
DaVita, Inc.,
5.750%, Due 8/15/2022	100,000	101,250
5.125%, Due 7/15/2024	500,000	477,500
Dean Foods Co., 6.500%, Due 3/15/2023F	600,000	552,750
DJO Finance LLC / DJO Finance Corp., 10.750%, Due 4/15/2020	175,000	171,938
Elanco Animal Health, Inc., 4.272%, Due 8/28/2023F	225,000	223,965
Encompass Health Corp., 5.750%, Due 11/1/2024	300,000	299,250
Endo Finance LLC / Endo Finco, Inc., 7.250%, Due 1/15/2022F	350,000	331,625
First Quality Finance Co., Inc., 4.625%, Due 5/15/2021F	700,000	687,750
HCA, Inc.,
6.500%, Due 2/15/2020	675,000	696,937
5.875%, Due 5/1/2023	850,000	882,937
Herc Rentals, Inc., 7.500%, Due 6/1/2022F	366,000	380,640
Hertz Corp., 5.875%, Due 10/15/2020	850,000	831,937
Horizon Pharma, Inc., 6.625%, Due 5/1/2023	90,000	90,675
Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.750%, Due 11/1/2024F	75,000	78,563
Kronos Acquisition Holdings, Inc., 9.000%, Due 8/15/2023F	275,000	240,625
LifePoint Health, Inc., 5.875%, Due 12/1/2023	325,000	340,438
MEDNAX, Inc., 5.250%, Due 12/1/2023F	225,000	224,719
Monitronics International, Inc., 9.125%, Due 4/1/2020	250,000	183,125
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, Due 4/15/2022F	350,000	340,813
NVA Holdings, Inc., 6.875%, Due 4/1/2026F	250,000	246,875
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.250%, Due 5/15/2023F	400,000	422,680
Tenet Healthcare Corp.,
4.750%, Due 6/1/2020	200,000	200,500
4.375%, Due 10/1/2021	200,000	197,500
7.500%, Due 1/1/2022F	100,000	104,250
8.125%, Due 4/1/2022	100,000	104,125
6.750%, Due 6/15/2023	300,000	298,125
United Rentals North America, Inc., 5.750%, Due 11/15/2024	150,000	150,375
Universal Health Services, Inc., 4.750%, Due 8/1/2022F	350,000	350,000
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	550,000	550,687

		11,486,667

Energy - 9.07%
Antero Resources Corp., 5.125%, Due 12/1/2022	300,000	297,937
Archrock Partners LP / Archrock Partners Finance Corp., 6.000%, Due 4/1/2021	250,000	247,500
Calfrac Holdings LP, 8.500%, Due 6/15/2026F	300,000	270,000

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 58.54% (continued)
Energy - 9.07% (continued)
California Resources Corp., 8.000%, Due 12/15/2022F	$275,000	$244,750
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, Due 4/15/2021	450,000	432,000
Chesapeake Energy Corp.,
8.000%, Due 12/15/2022F	24,000	25,068
8.000%, Due 1/15/2025	100,000	101,250
8.000%, Due 6/15/2027	275,000	273,281
Citgo Holding, Inc., 10.750%, Due 2/15/2020F	400,000	416,000
Continental Resources, Inc., 4.500%, Due 4/15/2023	200,000	201,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.250%, Due 4/1/2023	200,000	204,000
Denbury Resources, Inc.,
9.000%, Due 5/15/2021F	250,000	260,313
7.500%, Due 2/15/2024F	125,000	122,188
EP Energy LLC / Everest Acquisition Finance, Inc., 8.000%, Due 11/29/2024F	175,000	168,875
Gulfport Energy Corp., 6.625%, Due 5/1/2023	250,000	250,000
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, Due 2/15/2026F	500,000	501,250
Hilcorp Energy I LP / Hilcorp Finance Co., 5.000%, Due 12/1/2024F	300,000	283,125
Jones Energy Holdings LLC / Jones Energy Finance Corp., 6.750%, Due 4/1/2022	350,000	173,250
Nabors Industries, Inc., 5.500%, Due 1/15/2023	425,000	399,450
Newfield Exploration Co., 5.750%, Due 1/30/2022	300,000	309,375
Oceaneering International, Inc., 4.650%, Due 11/15/2024	500,000	464,233
Parker Drilling Co., 6.750%, Due 7/15/2022	250,000	170,000
Range Resources Corp., 5.875%, Due 7/1/2022	150,000	151,500
Sanchez Energy Corp.,
7.750%, Due 6/15/2021	175,000	87,500
6.125%, Due 1/15/2023	125,000	46,250
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, Due 7/15/2022	250,000	240,000
SESI LLC, 7.125%, Due 12/15/2021	750,000	744,375
SM Energy Co., 5.625%, Due 6/1/2025	175,000	168,438
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, Due 8/15/2022	500,000	495,000
Sunoco LP / Sunoco Finance Corp., 4.875%, Due 1/15/2023F	500,000	481,875

		8,229,783

Financial - 4.69%
Ally Financial, Inc.,
4.125%, Due 2/13/2022	150,000	147,749
4.625%, Due 5/19/2022	200,000	200,000
5.125%, Due 9/30/2024	300,000	304,875
Credit Acceptance Corp.,
6.125%, Due 2/15/2021	200,000	200,460
7.375%, Due 3/15/2023	100,000	103,250
Greystar Real Estate Partners LLC, 5.750%, Due 12/1/2025F	50,000	48,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
6.000%, Due 8/1/2020	300,000	302,625
6.250%, Due 2/1/2022	400,000	403,824
iStar, Inc., 4.625%, Due 9/15/2020	300,000	297,750
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, Due 4/1/2020F	325,000	328,250
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, Due 8/1/2021F	90,000	90,675
Navient Corp., 5.875%, Due 3/25/2021	1,000,000	1,010,000
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, Due 12/15/2022F	175,000	177,406
SBA Communications Corp., 4.875%, Due 7/15/2022	400,000	396,500
Springleaf Finance Corp.,
6.125%, Due 5/15/2022	150,000	150,750

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 58.54% (continued)
Financial - 4.69% (continued)
Springleaf Finance Corp. (continued)
5.625%, Due 3/15/2023	$100,000	$96,750

		4,259,364

Industrial - 5.05%
Arconic, Inc., 5.125%, Due 10/1/2024	250,000	247,675
BBA US Holdings, Inc., 5.375%, Due 5/1/2026F	50,000	49,438
CEMEX Finance LLC, 6.000%, Due 4/1/2024F	250,000	249,438
Engility Corp., 8.875%, Due 9/1/2024	300,000	324,375
Fortress Transportation & Infrastructure Investors LLC,
6.750%, Due 3/15/2022F	250,000	255,625
6.500%, Due 10/1/2025F	325,000	319,312
Gibraltar Industries, Inc., 6.250%, Due 2/1/2021	250,000	250,625
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, Due 12/15/2023F	575,000	590,812
Ingram Micro, Inc.,
5.000%, Due 8/10/2022	275,000	271,828
5.450%, Due 12/15/2024	350,000	341,181
New Enterprise Stone & Lime Co., Inc., 6.250%, Due 3/15/2026F	200,000	195,000
Resideo Funding, Inc., 6.125%, Due 11/1/2026F	50,000	50,262
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, Due 7/15/2023F	300,000	293,250
Standard Industries, Inc., 5.375%, Due 11/15/2024F	350,000	336,000
TransDigm, Inc., 6.000%, Due 7/15/2022	550,000	552,750
Tutor Perini Corp., 6.875%, Due 5/1/2025F	250,000	250,312

		4,577,883

Technology - 4.87%
Advanced Micro Devices, Inc., 7.000%, Due 7/1/2024	500,000	520,625
EMC Corp., 2.650%, Due 6/1/2020	750,000	729,664
First Data Corp.,
7.000%, Due 12/1/2023F	425,000	440,725
5.750%, Due 1/15/2024F	300,000	301,875
Harland Clarke Holdings Corp., 8.375%, Due 8/15/2022F	150,000	135,375
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, Due 5/1/2021, Cash (7.125%) or PIK (in-kind rate 7.875%)F	750,000	748,125
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.000%, Due 7/15/2025F	300,000	297,000
NCR Corp., 5.000%, Due 7/15/2022	200,000	192,000
Rackspace Hosting, Inc., 8.625%, Due 11/15/2024F	350,000	329,000
Riverbed Technology, Inc., 8.875%, Due 3/1/2023F	200,000	183,500
Solera LLC / Solera Finance, Inc., 10.500%, Due 3/1/2024F	500,000	542,515

		4,420,404

Utilities - 2.30%
Calpine Corp., 5.875%, Due 1/15/2024F	750,000	750,000
Talen Energy Supply LLC, 9.500%, Due 7/15/2022F	650,000	659,750
Vistra Energy Corp., 7.375%, Due 11/1/2022	650,000	674,375

		2,084,125

Total Corporate Obligations (Cost $54,463,881)		53,108,894

FOREIGN CORPORATE OBLIGATIONS - 14.99%
BASIC MATERIALS - 1.09%
Alcoa Nederland Holding B.V., 6.750%, Due 9/30/2024F	350,000	367,500
New Gold, Inc., 6.250%, Due 11/15/2022F	225,000	195,750
NOVA Chemicals Corp., 4.875%, Due 6/1/2024F	125,000	114,844
Perstorp Holding AB, 8.500%, Due 6/30/2021F	204,000	211,650

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 14.99% (continued)
BASIC MATERIALS - 1.09% (continued)
Starfruit Finco B.V. / Starfruit US Holdco LLC, 8.000%, Due 10/1/2026F	$100,000	$97,000

		986,744

COMMUNICATIONS - 2.25%
Altice Financing S.A., 6.625%, Due 2/15/2023F	300,000	296,940
Altice Luxembourg S.A., 7.750%, Due 5/15/2022F	600,000	558,750
Sable International Finance Ltd., 6.875%, Due 8/1/2022F	450,000	469,687
Videotron Ltd., 5.000%, Due 7/15/2022	200,000	200,500
Virgin Media Secured Finance PLC, 5.250%, Due 1/15/2021	250,000	252,813
VTR Finance B.V., 6.875%, Due 1/15/2024F	260,000	263,250

		2,041,940

CONSUMER, CYCLICAL - 2.01%
Aston Martin Capital Holdings Ltd., 6.500%, Due 4/15/2022F	350,000	343,875
Fiat Chrysler Automobiles N.V., 5.250%, Due 4/15/2023	200,000	199,500
Mclaren Finance PLC, 5.750%, Due 8/1/2022F	750,000	708,750
Silversea Cruise Finance Ltd., 7.250%, Due 2/1/2025F	250,000	269,377
Viking Cruises Ltd., 6.250%, Due 5/15/2025F	300,000	300,660

		1,822,162

CONSUMER, NON-CYCLICAL - 2.17%
Bausch Health Cos, Inc.,
5.500%, Due 3/1/2023F	625,000	592,187
7.000%, Due 3/15/2024F	700,000	733,033
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025F	100,000	95,750
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC,
4.875%, Due 4/15/2020F	250,000	246,875
5.625%, Due 10/15/2023F	350,000	300,125

		1,967,970

ENERGY - 2.48%
Ensco PLC,
8.000%, Due 1/31/2024	175,000	172,813
5.750%, Due 10/1/2044	225,000	157,500
MEG Energy Corp., 6.375%, Due 1/30/2023F	200,000	193,000
Noble Holding International Ltd., 7.750%, Due 1/15/2024	183,000	170,876
Pacific Drilling First Lien Escrow Issuer Ltd., 8.375%, Due 10/1/2023F	50,000	50,625
Transocean, Inc., 8.375%, Due 12/15/2021	250,000	267,500
Weatherford International Ltd.,
5.125%, Due 9/15/2020	500,000	437,500
4.500%, Due 4/15/2022	250,000	186,250
Welltec A/S, 9.500%, Due 12/1/2022F	600,000	618,000

		2,254,064

FINANCIAL - 1.14%
goeasy Ltd., 7.875%, Due 11/1/2022F	500,000	515,000
Intesa Sanpaolo SpA, 3.125%, Due 7/14/2022F	300,000	272,610
Travelport Corporate Finance PLC, 6.000%, Due 3/15/2026F	250,000	250,625

		1,038,235

INDUSTRIAL - 2.88%
Ardagh Packaging Finance PLC,
4.625%, Due 5/15/2023F	450,000	437,625
7.250%, Due 5/15/2024F	350,000	351,750
Bombardier, Inc.,
8.750%, Due 12/1/2021F	250,000	268,750
6.000%, Due 10/15/2022F	550,000	539,687
Cemex S.A.B. de C.V., 7.750%, Due 4/16/2026F	350,000	369,250

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 14.99% (continued)
INDUSTRIAL - 2.88% (continued)
Park Aerospace Holdings Ltd., 5.250%, Due 8/15/2022F	$650,000	$645,125

		2,612,187

TECHNOLOGY - 0.97%
Open Text Corp., 5.875%, Due 6/1/2026F	400,000	402,000
Seagate HDD Cayman, 4.750%, Due 6/1/2023	500,000	475,957

		877,957

Total Foreign Corporate Obligations (Cost $13,971,625)		13,601,259

	Shares
SHORT-TERM INVESTMENTS - 2.58% (Cost $2,342,424)
Investment Companies - 2.58%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.11%G H	2,342,424	2,342,424

TOTAL INVESTMENTS - 99.96% (Cost $92,528,522)		90,688,499
OTHER ASSETS, NET OF LIABILITIES - 0.04%		40,520

TOTAL NET ASSETS - 100.00%		$90,729,019

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Value was determined using significant unobservable inputs.
C	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
D	Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of October 31, 2018.
E

Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $67,627 or 0.07% of net assets. Of this amount, $3,529, $22,871, $14,741, $5,906, $4,313 and $16,267 relate to AMCP Clean Acquisition Company LLC, AqGen Ascensus, Inc., DentalCorp Perfect Smile ULC, Heartland Dental LLC, Pearl Intermediate Parent LLC, and VT Topco, Inc., respectively.

F

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $31,616,841 or 34.85% of net assets. The Fund has no right to demand registration of these securities.

G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.
I	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2018, the investments were classified as described below:

Crescent Short Duration High Income Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$—	$—	$270	$270
Bank Loan Obligations(1)	—	21,635,652	—	21,635,652
Corporate Obligations	—	53,108,894	—	53,108,894
Foreign Corporate Obligations	—	13,601,259	—	13,601,259
Short-Term Investments	2,342,424	—	—	2,342,424

Total Investments in Securities - Assets	$2,342,424	$88,345,805	$270	$90,688,499

(1)	Unfunded loan commitments represent $67,627 at period end.

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended October 31, 2018, there were no transfers into or out of level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$507	$—	$—	$—	$—	$(237)	$—	$—	$270	$(25,985)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The common stocks classified as Level 3 were valued using private valuation reports provided to the Fund’s Sub-Advisor from a pricing vendor.

See accompanying notes

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Sprint Corp., 7.250%, Due 9/15/2021		1.3
Navient Corp., 5.875%, Due 3/25/2021		1.1
HCA, Inc., 5.875%, Due 5/1/2023		1.0
Hertz Corp., 5.875%, Due 10/15/2020		0.9
Freeport-McMoRan, Inc., 3.550%, Due 3/1/2022		0.9
MGM Resorts International, 6.625%, Due 12/15/2021		0.9
Calpine Corp., 5.875%, Due 1/15/2024		0.8
Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, Due 5/1/2021, Cash (7.125%) or PIK (7.875%)		0.8
SESI LLC, 7.125%, Due 12/15/2021		0.8
Bausch Health Cos, Inc., 7.000%, Due 3/15/2024		0.8
Total Fund Holdings	428

Sector Weightings (% Investments)
Consumer, Non-Cyclical		15.2
Communications		14.0
Energy		12.6
Financial		9.2
Technology		8.5
Consumer, Cyclical		8.2
Industrial		8.1
Consumer		5.4
Basic Materials		4.8
Service		4.6
Utilities		2.6
Manufacturing		2.4
Health Care		2.0
Telecommunications		1.6
Media		0.3
Transportation		0.3
Defense		0.2

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

		Principal Amount*	Fair Value
Albania - 0.08% (Cost $223,499)
Foreign Sovereign Obligations - 0.08%
Republic of Albania, 3.500%, Due 10/9/2025A	EUR	194,000	$218,745

Angola - 4.52%
Credit-Linked Notes - 0.40%
Republic of Angola (Issuer Aurora Australis B.V.), 8.032%, Due 12/19/2023, (6-mo. USD LIBOR + 6.250%)B C		$1,031,250	1,067,447

Foreign Sovereign Obligations - 4.12%
Angolan Government International Bond,
9.500%, Due 11/12/2025B		4,950,000	5,450,445
8.250%, Due 5/9/2028B		4,470,000	4,465,485
9.375%, Due 5/8/2048B		985,000	990,004

Total Foreign Sovereign Obligations			10,905,934

Total Angola (Cost $11,732,355)			11,973,381

Argentina - 5.14%
Foreign Sovereign Obligations - 5.14%
Argentina Bonar Bonds,
50.575%, Due 3/11/2019, (BADLARP Index + 2.500%)C	ARS	50,441,687	1,502,713
49.933%, Due 3/1/2020, (BADLARP Index + 3.250%)C	ARS	4,500,000	136,316
52.756%, Due 4/3/2022, (BADLARP Index + 2.000%)C	ARS	42,100,000	1,207,883
Argentina POM Politica Monetaria, 67.491%, Due 6/21/2020, Series POMD	ARS	20,500,000	690,090
Argentine Bonos del Tesoro,
18.200%, Due 10/3/2021	ARS	11,600,000	271,421
16.000%, Due 10/17/2023	ARS	16,250,000	407,382
Argentine Republic Government International Bond, 6.875%, Due 1/11/2048		5,200,000	3,809,000
Bonos de la Nacion Argentina con Ajuste por CER, 3.750%, Due 2/8/2019E	ARS	102,000,000	3,758,941
Provincia de Buenos Aires,
50.315%, Due 5/31/2022, (BADLARP Index + 3.830%)C	ARS	35,000,000	970,056
55.229%, Due 4/12/2025A B D	ARS	33,000,000	848,440

Total Foreign Sovereign Obligations			13,602,242

Total Argentina (Cost $18,579,615)			13,602,242

Azerbaijan - 0.77% (Cost $2,000,000)
Credit-Linked Notes - 0.77%
Republic of Azerbaijan (Issuer Frontera Capital B.V.), 14.000%, Due 3/30/2020, Series BA D		2,000,000	2,041,000

Bangladesh - 0.10% (Cost $253,901)
Foreign Corporate Obligations - 0.10%
Banglalink Digital Communications Ltd., 8.625%, Due 5/6/2019B		250,000	251,250

Belarus - 0.94%
Foreign Sovereign Obligations - 0.94%
Republic of Belarus International Bond,
6.875%, Due 2/28/2023B		1,710,000	1,761,745
7.625%, Due 6/29/2027B		685,000	724,387

Total Foreign Sovereign Obligations			2,486,132

Total Belarus (Cost $2,464,622)			2,486,132

Belize - 0.18% (Cost $494,356)
Foreign Sovereign Obligations - 0.18%
Belize Government International Bond, 4.938%, Due 2/20/2034B F		850,000	480,250

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

		Principal Amount*	Fair Value
Bosnia & Herzegovina - 0.06% (Cost $186,729)
Foreign Sovereign Obligations - 0.06%
Bosnia & Herzegovina Government International Bond, 0.500%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.813%)B C G	EUR	291,667	$149,430

British Virgin Islands - 0.08% (Cost $211,300)
Foreign Corporate Obligations - 0.08%
Grupo Unicomer Co., Ltd., 7.875%, Due 4/1/2024B		$200,000	208,502

Cameroon, United Republic Of - 1.55% (Cost $4,213,902)
Foreign Sovereign Obligations - 1.55%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B		3,930,000	4,090,651

Costa Rica - 2.47%
Foreign Sovereign Obligations - 2.47%
Costa Rica Government International Bond,
4.250%, Due 1/26/2023B		280,000	244,300
8.050%, Due 9/18/2024B	CRC	950,000,000	1,430,361
9.660%, Due 9/30/2026B	CRC	2,250,000,000	3,551,605
10.580%, Due 9/26/2029B	CRC	800,000,000	1,319,504

Total Foreign Sovereign Obligations			6,545,770

Total Costa Rica (Cost $7,265,660)			6,545,770

Dominican Republic - 2.95%
Foreign Sovereign Obligations - 2.95%
Dominican Republic Bond, 10.500%, Due 4/7/2023B	DOP	57,000,000	1,156,373
Dominican Republic International Bond,
8.900%, Due 2/15/2023B	DOP	122,000,000	2,424,375
11.500%, Due 5/10/2024B	DOP	200,000,000	4,228,181

Total Foreign Sovereign Obligations			7,808,929

Total Dominican Republic (Cost $8,404,004)			7,808,929

Ecuador - 2.78%
Foreign Sovereign Obligations - 2.78%
Ecuador Government International Bond,
10.500%, Due 3/24/2020B		830,000	850,750
10.500%, Due 3/24/2020B		1,400,000	1,435,000
10.750%, Due 3/28/2022B		470,000	484,100
8.750%, Due 6/2/2023B		660,000	630,300
7.950%, Due 6/20/2024B		1,000,000	894,500
9.650%, Due 12/13/2026B		1,550,000	1,441,500
9.625%, Due 6/2/2027B		500,000	459,375
8.875%, Due 10/23/2027B		1,200,000	1,054,800
EP PetroEcuador via Noble Sovereign Funding I Ltd., 8.016%, Due 9/24/2019, (3-mo. USD LIBOR + 5.630%)B C		105,263	105,000

Total Foreign Sovereign Obligations			7,355,325

Total Ecuador (Cost $7,921,982)			7,355,325

Egypt - 5.32%
Foreign Sovereign Obligations - 5.32%
Egypt Government Bond,
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	766,824
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	490,120
Egypt Treasury Bills,
17.700%, Due 11/13/2018, Series 364D	EGP	33,000,000	1,834,550
18.400%, Due 11/27/2018, Series 364D	EGP	10,000,000	552,125
17.901%, Due 12/11/2018, Series 364D	EGP	12,000,000	657,838

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

		Principal Amount*	Fair Value
Egypt - 5.32% (continued)
Foreign Sovereign Obligations - 5.32% (continued)
Egypt Treasury Bills (continued)
17.250%, Due 1/8/2019, Series 364D	EGP	41,000,000	$2,213,957
16.638%, Due 1/22/2019, Series 364D	EGP	70,000,000	3,750,039
16.480%, Due 3/5/2019, Series 364D	EGP	20,000,000	1,047,966
19.700%, Due 4/2/2019, Series 364D	EGP	31,000,000	1,601,269
19.501%, Due 4/30/2019, Series 364D	EGP	23,000,000	1,171,319

Total Foreign Sovereign Obligations			14,086,007

Total Egypt (Cost $14,296,612)			14,086,007

El Salvador - 0.18% (Cost $489,332)
Foreign Sovereign Obligations - 0.18%
El Salvador Government International Bond, 5.875%, Due 1/30/2025B		$520,000	465,400

Ethiopia - 0.92%
Foreign Sovereign Obligations - 0.92%
Ethiopia International Bond,
6.625%, Due 12/11/2024B		900,000	873,252
6.625%, Due 12/11/2024B		1,600,000	1,552,448

Total Foreign Sovereign Obligations			2,425,700

Total Ethiopia (Cost $2,480,528)			2,425,700

Gabon - 1.03%
Foreign Sovereign Obligations - 1.03%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		2,080,000	1,889,763
6.950%, Due 6/16/2025B		900,000	827,984

Total Foreign Sovereign Obligations			2,717,747

Total Gabon (Cost $2,888,762)			2,717,747

Gambia - 0.38% (Cost $976,860)
Credit-Linked Notes - 0.38%
Republic of Gambia (Issuer Zambezi B.V.), 11.180%, Due 9/11/2020A D		976,984	1,000,041

Georgia - 1.13%
Credit-Linked Notes - 0.95%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021B D		570,898	618,340
Georgia Government (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022A		2,000,000	1,901,400

Total Credit-Linked Notes			2,519,740

Foreign Corporate Obligations - 0.18%
Bank of Georgia JSC, 11.000%, Due 6/1/2020B	GEL	1,300,000	481,279

Total Georgia (Cost $3,053,567)			3,001,019

Ghana - 5.19%
Credit-Linked Notes - 0.10%
Ghana Promissory Notes (Issued Saderea DAC), 12.500%, Due 11/30/2026B		243,536	259,366

Foreign Sovereign Obligations - 5.09%
Ghana Government Bond,
16.500%, Due 3/22/2021, Series 3Y	GHS	20,900,000	4,125,755
24.750%, Due 7/19/2021, Series 5YR	GHS	5,300,000	1,218,808
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	407,954
18.250%, Due 7/25/2022, Series 5Y	GHS	11,225,000	2,249,224
16.500%, Due 2/6/2023, Series 5Y	GHS	8,200,000	1,556,319

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

		Principal Amount*	Fair Value
Ghana - 5.19% (continued)
Foreign Sovereign Obligations - 5.09% (continued)
Ghana Government Bond (continued)
19.000%, Due 11/2/2026, Series 10Y	GHS	15,875,000	$3,174,685
Ghana Government International Bond,
8.125%, Due 1/18/2026B		$480,000	482,234
10.750%, Due 10/14/2030B		200,000	239,756

Total Foreign Sovereign Obligations			13,454,735

Total Ghana (Cost $15,134,591)			13,714,101

Honduras - 0.09% (Cost $247,643)
Foreign Corporate Obligations - 0.09%
Inversiones Atlantida S.A., 8.250%, Due 7/28/2022B		240,000	246,002

Iraq - 2.99%
Foreign Sovereign Obligations - 2.99%
Iraq International Bond,
6.752%, Due 3/9/2023B		3,080,000	2,998,257
5.800%, Due 1/15/2028B		1,750,000	1,602,979
5.800%, Due 1/15/2028B		3,600,000	3,297,557

Total Foreign Sovereign Obligations			7,898,793

Total Iraq (Cost $7,775,696)			7,898,793

Ivory Coast - 4.05%
Foreign Sovereign Obligations - 4.05%
Ivory Coast Government International Bond,
6.375%, Due 3/3/2028B		890,000	824,906
5.250%, Due 3/22/2030B	EUR	2,140,000	2,216,534
5.750%, Due 12/31/2032B D F		3,838,750	3,475,082
5.750%, Due 12/31/2032B D F		4,643,500	4,203,593

Total Foreign Sovereign Obligations			10,720,115

Total Ivory Coast (Cost $11,691,931)			10,720,115

Kazakhstan - 1.06%
Credit-Linked Notes - 1.06%
Development Bank of Kazakhstan JSC, 8.950%, Due 5/4/2023B	KZT	206,250,000	477,766
National Bank of Kazakhstan (Issuer Citigroup Global Markets Holdings, Inc.),
0.000%, Due 2/12/2019B H	KZT	124,000,000	326,693
0.000%, Due 3/19/2019B H	KZT	520,000,000	1,358,252
National Bank of Kazakhstan (Issuer ICBC Standard Bank PLC), 0.000%, Due 2/12/2019B H	KZT	250,000,000	653,338

Total Credit-Linked Notes			2,816,049

Total Kazakhstan (Cost $3,306,863)			2,816,049

Kenya - 5.10%
Foreign Sovereign Obligations - 5.10%
Kenya Government International Bond,
6.875%, Due 6/24/2024B		630,000	612,932
7.250%, Due 2/28/2028B		210,000	198,051
8.250%, Due 2/28/2048B		270,000	246,143
Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR	KES	57,400,000	566,642
12.500%, Due 11/18/2024	KES	100,000,000	1,029,393
11.000%, Due 12/2/2024, Series 9YR	KES	75,000,000	719,118
12.500%, Due 5/12/2025, Series 9YR	KES	36,000,000	365,375
11.000%, Due 10/12/2026, Series 12YR	KES	100,000,000	958,607
12.000%, Due 10/6/2031, Series 15YR	KES	288,000,000	2,887,895

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

		Principal Amount*	Fair Value
Kenya - 5.10% (continued)
Foreign Sovereign Obligations - 5.10% (continued)
Kenya Infrastructure Bond (continued)
12.500%, Due 1/10/2033, Series 15YR	KES	571,000,000	$5,896,411

Total Foreign Sovereign Obligations			13,480,567

Total Kenya (Cost $13,129,032)			13,480,567

Kyrgyzstan - 1.58%
Credit-Linked Notes - 1.58%
Kyrgyz Republic (Issuer Frontera Capital B.V.), 8.000%, Due 1/31/2020A	KGS	132,958,171	1,984,530
Kyrgyz Republic (Issuer Zambezi B.V.), 10.000%, Due 4/13/2028A	KGS	180,000,000	2,205,703

Total Credit-Linked Notes			4,190,233

Total Kyrgyzstan (Cost $4,335,506)			4,190,233

Lebanon - 0.14%
Foreign Sovereign Obligations - 0.14%
Lebanon Government International Bond,
5.500%, Due 4/23/2019, Series GMTN		$200,000	197,375
6.100%, Due 10/4/2022, Series EMTNB		200,000	174,324

Total Foreign Sovereign Obligations			371,699

Total Lebanon (Cost $370,049)			371,699

Luxembourg - 0.09% (Cost $255,110)
Foreign Corporate Obligations - 0.09%
Kernel Holding S.A., 8.750%, Due 1/31/2022B		250,000	251,197

Malawi - 0.42% (Cost $1,097,891)
Credit-Linked Notes - 0.42%
Republic of Malawi (Issuer Zambezi B.V.), 12.000%, Due 10/8/2020A		1,100,000	1,116,610

Mauritius - 0.10% (Cost $257,210)
Foreign Corporate Obligations - 0.10%
HTA Group Ltd., 9.125%, Due 3/8/2022B		250,000	254,687

Mongolia - 2.26%
Foreign Sovereign Obligations - 2.26%
Development Bank of Mongolia LLC,
7.250%, Due 10/23/2023A		200,000	195,250
7.250%, Due 10/23/2023B		725,000	707,781
Mongolia Government International Bond,
8.750%, Due 3/9/2024B		3,900,000	4,190,714
8.750%, Due 3/9/2024B		600,000	644,725
Trade & Development Bank of Mongolia LLC, 9.375%, Due 5/19/2020B		240,000	251,540

Total Foreign Sovereign Obligations			5,990,010

Total Mongolia (Cost $6,150,836)			5,990,010

Mozambique - 2.35%
Credit-Linked Notes - 1.75%
Mozambique Government Bonds (Issuer ICBC Standard Bank PLC),
1.000%, Due 4/23/2019D	MZN	20,100,000	106,502
27.000%, Due 2/26/2020	MZN	180,000,000	3,017,950

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

		Principal Amount*	Fair Value
Mozambique - 2.35% (continued)
Credit-Linked Notes - 1.75% (continued)
Republic of Mozambique (Issuer ICBC Standard Bank PLC), 19.000%, Due 3/28/2021A B D	MZN	90,500,000	$1,498,821

Total Credit-Linked Notes			4,623,273

Foreign Sovereign Obligations - 0.60%
Mozambique International Bond, 10.500%, Due 1/18/2023B		$1,900,000	1,577,000

Total Mozambique (Cost $6,253,479)			6,200,273

Netherlands - 1.74%
Foreign Corporate Obligations - 0.33%
Frontera Capital B.V., 8.000%, Due 5/26/2025	KGS	70,000,000	862,897

Foreign Sovereign Obligations - 1.41%
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden N.V.,
7.350%, Due 9/11/2020, Series EMTNB		650,000	587,770
1.000%, Due 4/6/2021, Series EMTND		3,500,000	3,154,865

Total Foreign Sovereign Obligations			3,742,635

Total Netherlands (Cost $5,031,196)			4,605,532

Nicaragua - 1.70%
Credit-Linked Notes - 1.65%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024A D		2,000,000	1,909,800
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022A		2,400,000	2,442,960

Total Credit-Linked Notes			4,352,760

Foreign Sovereign Obligations - 0.05%
Nicaragua Government International Bond, 5.000%, Due 2/1/2019D F		138,770	133,219

Total Nicaragua (Cost $4,538,090)			4,485,979

Nigeria - 5.03%
Foreign Corporate Obligations - 0.38%
Access Bank PLC, 10.500%, Due 10/19/2021B		230,000	244,812
IHS Netherlands Holdco B.V., 9.500%, Due 10/27/2021B		250,000	251,572
SEPLAT Petroleum Development Co. PLC, 9.250%, Due 4/1/2023B		250,000	253,175
United Bank for Africa PLC, 7.750%, Due 6/8/2022B		250,000	250,665

Total Foreign Corporate Obligations			1,000,224

Foreign Sovereign Obligations - 4.65%
Nigeria Government Bond,
15.540%, Due 2/13/2020, Series 5YR	NGN	310,000,000	860,912
14.500%, Due 7/15/2021, Series 5YR	NGN	839,000,000	2,262,758
12.500%, Due 1/22/2026, Series 10YR	NGN	103,000,000	247,767
16.288%, Due 3/17/2027, Series 10YR	NGN	1,610,700,000	4,598,704
13.980%, Due 2/23/2028, Series 10YR	NGN	560,000,000	1,430,700
16.250%, Due 4/18/2037, Series 20YR	NGN	888,958,000	2,594,386
Nigeria Treasury Bills,, 13.245%, Due 3/21/2019	NGN	120,000,000	314,578

Total Foreign Sovereign Obligations			12,309,805

Total Nigeria (Cost $14,043,213)			13,310,029

Papua New Guinea - 0.80%
Foreign Sovereign Obligations - 0.80%
Papua New Guinea Government International Bond,
8.375%, Due 10/4/2028A		500,000	495,625

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

		Principal Amount*	Fair Value
Papua New Guinea - 0.80% (continued)
Foreign Sovereign Obligations - 0.80% (continued)
Papua New Guinea Government International Bond (continued)
8.375%, Due 10/4/2028B		$1,626,000	$1,611,772

Total Foreign Sovereign Obligations			2,107,397

Total Papua New Guinea (Cost $2,138,076)			2,107,397

Paraguay - 0.72% (Cost $2,000,451)
Credit-Linked Notes - 0.72%
Municipalidad De Asuncion (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027A		2,000,000	1,895,200

Republic of Mauritius - 0.19% (Cost $501,185)
Foreign Corporate Obligations - 0.19%
Liquid Telecommunications Financing PLC, 8.500%, Due 7/13/2022B		490,000	499,738

Rwanda - 0.28% (Cost $750,186)
Foreign Sovereign Obligations - 0.28%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B		740,000	744,329

Senegal - 2.59%
Foreign Sovereign Obligations - 2.59%
Senegal Government International Bond,
6.250%, Due 7/30/2024B		1,850,000	1,803,898
4.750%, Due 3/13/2028B	EUR	2,000,000	2,111,487
6.250%, Due 5/23/2033B		680,000	587,940
6.750%, Due 3/13/2048B		2,860,000	2,350,062

Total Foreign Sovereign Obligations			6,853,387

Total Senegal (Cost $7,803,778)			6,853,387

Sri Lanka - 4.27%
Foreign Sovereign Obligations - 4.27%
Sri Lanka Government Bonds,
9.250%, Due 5/1/2020	LKR	30,000,000	167,219
10.750%, Due 3/1/2021, Series A	LKR	26,000,000	146,680
9.000%, Due 5/1/2021, Series A	LKR	465,000,000	2,527,169
11.000%, Due 8/1/2021, Series A	LKR	420,000,000	2,384,722
11.500%, Due 5/15/2023, Series A	LKR	180,000,000	1,025,429
10.200%, Due 7/15/2023, Series A	LKR	60,000,000	329,523
11.400%, Due 1/1/2024, Series A	LKR	200,000,000	1,132,464
11.000%, Due 8/1/2024, Series A	LKR	315,000,000	1,753,658
11.500%, Due 9/1/2028	LKR	168,000,000	942,640
Sri Lanka Government International Bond, 5.750%, Due 4/18/2023B		1,000,000	898,828

Total Foreign Sovereign Obligations			11,308,332

Total Sri Lanka (Cost $13,187,985)			11,308,332

Supranational - 3.30%
Foreign Sovereign Obligations - 3.30%
European Bank for Reconstruction & Development,
6.800%, Due 12/6/2018D	GEL	2,200,000	812,972
2.339%, Due 12/20/2018D	GEL	2,900,000	1,067,479
13.750%, Due 10/9/2019B		682,293	533,089
9.800%, Due 3/16/2020B		700,000	653,632
9.500%, Due 6/21/2021B		500,000	466,850
International Bank for Reconstruction & Development, 9.500%, Due 10/19/2020	KZT	500,000,000	1,334,337

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

		Principal Amount*	Fair Value
Supranational - 3.30% (continued)
Foreign Sovereign Obligations - 3.30% (continued)
International Finance Corp., 9.500%, Due 5/31/2020	UZS	32,000,000,000	$3,851,327

Total Foreign Sovereign Obligations			8,719,686

Total Supranational (Cost $9,112,448)			8,719,686

Suriname - 0.59% (Cost $1,616,390)
Foreign Sovereign Obligations - 0.59%
Republic of Suriname, 9.250%, Due 10/26/2026B		$1,600,000	1,572,000

Tajikistan - 1.48%
Credit-Linked Notes - 0.39%
Republic of Tajikistan (Issuer Frontera Capital B.V.), 10.780%, Due 2/15/2023A		1,000,000	1,024,800

Total Credit-Linked Notes			1,024,800

Foreign Sovereign Obligations - 1.09%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B		3,230,000	2,876,315

Total Foreign Sovereign Obligations			2,876,315

Total Tajikistan (Cost $4,200,847)			3,901,115

Tunisia - 0.92%
Foreign Sovereign Obligations - 0.92%
Banque Centrale de Tunisie International Bond,
6.750%, Due 10/31/2023, Series 144AA	EUR	220,000	246,629
5.750%, Due 1/30/2025B		2,570,000	2,178,759

Total Foreign Sovereign Obligations			2,425,388

Total Tunisia (Cost $2,674,104)			2,425,388

Uganda - 3.05%
Foreign Sovereign Obligations - 3.05%
Republic of Uganda Government Bonds,
11.000%, Due 1/21/2021, Series 10YR	UGX	2,800,000,000	677,734
18.375%, Due 2/18/2021, Series 5YR	UGX	1,000,000,000	277,726
16.500%, Due 5/13/2021, Series 5YR	UGX	4,355,000,000	1,168,729
16.750%, Due 10/28/2021	UGX	6,940,000,000	1,870,011
14.125%, Due 7/7/2022	UGX	8,300,000,000	2,067,109
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,173,965
16.000%, Due 5/6/2027	UGX	2,500,000,000	633,103
Republic of Uganda Government Bonds,, 13.625%, Due 9/24/2019	UGX	723,000,000	193,115

Total Foreign Sovereign Obligations			8,061,492

Total Uganda (Cost $8,990,950)			8,061,492

Ukraine - 4.42%
Credit-Linked Notes - 4.11%
Ukraine Government Bonds (Issuer Citigroup Global Markets Holdings, Inc.),
15.090%, Due 3/12/2019	UAH	27,000,000	969,270
13.300%, Due 8/2/2019B	UAH	15,150,000	541,080
13.460%, Due 6/12/2020B	UAH	14,840,000	528,244
13.500%, Due 8/21/2020B	UAH	37,000,000	1,269,236
14.160%, Due 10/14/2022B	UAH	52,000,000	1,665,999
14.160%, Due 10/17/2022B	UAH	45,000,000	1,441,730
15.220%, Due 4/26/2023B	UAH	27,500,000	906,423
Ukraine Government Bonds (Issuer ICBC Standard Bank PLC),
15.740%, Due 1/17/2020B	UAH	32,000,000	1,130,526

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

		Principal Amount*	Fair Value
Ukraine - 4.42% (continued)
Credit-Linked Notes - 4.11% (continued)
Ukraine Government Bonds (Issuer ICBC Standard Bank PLC) (continued)
14.910%, Due 10/14/2022	UAH	74,000,000	$2,423,085

Total Credit-Linked Notes			10,875,593

Foreign Corporate Obligations - 0.13%
MHP SE, 7.750%, Due 5/10/2024B		$350,000	345,061

Total Foreign Corporate Obligations			345,061

Foreign Sovereign Obligations - 0.18%
Ukraine Government International Bond, 7.750%, Due 9/1/2024B		520,000	487,500

Total Foreign Sovereign Obligations			487,500

Total Ukraine (Cost $13,301,014)			11,708,154

United Republic of Tanzania - 0.28% (Cost $764,045)
Credit-Linked Notes - 0.28%
United Republic of Tanzania (Issuer Zambezi B.V.), 8.650%, Due 4/23/2021A	TZS	1,700,000,000	737,025

Uruguay - 2.93%
Foreign Sovereign Obligations - 2.93%
Uruguay Government International Bond,
9.875%, Due 6/20/2022B	UYU	48,203,000	1,445,429
8.500%, Due 3/15/2028B	UYU	65,802,000	1,714,481
Uruguay Monetary Regulation Bill,
9.612%, Due 1/11/2019, Series 0001	UYU	70,500,000	2,110,381
9.324%, Due 4/5/2019, Series 0001	UYU	40,000,000	1,169,221
Uruguay Notas del Tesoro, 13.900%, Due 7/29/2020, Series 8	UYU	40,750,000	1,317,412

Total Foreign Sovereign Obligations			7,756,924

Total Uruguay (Cost $9,247,909)			7,756,924

Venezuela - 0.08% (Cost $269,875)
Foreign Corporate Obligations - 0.08%
Petroleos de Venezuela S.A., 6.000%, Due 5/16/2024B		1,250,000	214,375

Zambia - 2.89%
Foreign Sovereign Obligations - 2.89%
Zambia Government Bond,
11.000%, Due 8/31/2019, Series 5YR	ZMW	4,800,000	357,782
11.000%, Due 2/16/2020, Series 5YR	ZMW	500,000	34,871
11.000%, Due 5/26/2020, Series 5YR	ZMW	23,100,000	1,553,085
11.000%, Due 8/29/2021, Series 5YR	ZMW	21,000,000	1,197,584
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	300,971
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	708,836
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	718,530
13.000%, Due 8/29/2026, Series 10YR	ZMW	42,500,000	1,842,457
13.000%, Due 12/18/2027, Series 10YR	ZMW	7,000,000	292,185
Zambia Government International Bond, 8.970%, Due 7/30/2027B		950,000	645,050

Total Foreign Sovereign Obligations			7,651,351

Total Zambia (Cost $12,479,830)			7,651,351

		Shares
SHORT-TERM INVESTMENTS - 9.14% (Cost $24,188,023)
Investment Companies - 9.14%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.11%I J		24,188,023	24,188,023

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

TOTAL INVESTMENTS - 102.40% (Cost $294,983,018)	$270,903,313
LIABILITIES, NET OF OTHER ASSETS - (2.40%)	(6,357,855)

TOTAL NET ASSETS - 100.00%	$264,545,458

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $21,762,579 or 8.23% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2018.

D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Inflation-Indexed Note.
F

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2018. The maturity date disclosed represents the final maturity date.

G	Value was determined using significant unobservable inputs.
H	Zero coupon bond.
I	The Fund is affiliated by having the same investment advisor.
J	7-day yield.

BADLARP - Benchmark rate provided by the Banco Central de la Republica Argentina.

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company.

PLC - Public Limited Company.

Forward Foreign Currency Contracts Open on October 31, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	258,879	EUR	255,465	1/10/2019	CBK	$3,414	$—	$3,414
USD	224,222	EUR	220,111	1/10/2019	CBK	4,111	—	4,111
USD	131,792	EUR	131,154	1/10/2019	CBK	638	—	638
USD	110,508	EUR	110,626	1/10/2019	CBK	—	(118)	(118)
KZT	1,793,237	USD	2,000,000	12/14/2018	ICBC	—	(206,763)	(206,763)
AZN	1,037,817	USD	1,000,000	12/17/2018	ICBC	37,817	—	37,817
KZT	1,068,773	USD	1,200,000	2/4/2019	ICBC	—	(131,227)	(131,227)
KZT	1,781,065	USD	2,000,000	3/4/2019	ICBC	—	(218,935)	(218,935)
MZN	1,252,389	USD	1,200,000	4/2/2019	ICBC	52,389	—	52,389
KZT	449,769	USD	500,000	4/12/2019	ICBC	—	(50,231)	(50,231)
KZT	1,177,414	USD	1,200,000	10/28/2019	ICBC	—	(22,586)	(22,586)
USD	4,887,078	EUR	4,762,263	11/16/2018	SSB	124,815	—	124,815

						$223,184	$(629,860)	$(406,676)

*	All values denominated in USD.

Glossary:
Counterparty Abbreviations:

CBK	Citibank, N.A.
ICBC	ICBC Standard Bank PLC.
SSB	State Street Bank & Trust Co.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Currency Abbreviations:

ARS	Argentine Peso.
AZN	Azerbaijani Manat.
CRC	Costa Rican Colon.
DOP	Dominican Peso.
EGP	Egyptian Pound.
EUR	Euro.
GEL	Georgian Lari.
GHS	Ghanaian Cedi.
KES	Kenyan Shilling.
KGS	Kyrgyzstani Som.
KZT	Kazakhstani Tenge.
LKR	Sri Lankan Rupee.
MZN	Mozambique Metical.
NGN	Nigerian Naira.
TZS	Tanzanian Shilling.
UAH	Ukrainian Hryvnia.
UGX	Ugandan Shilling.
USD	United States Dollar.
UYU	Uruguayan Peso.
UZS	Uzbekistani Som.
ZMW	Zambian Kwacha.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2018, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations
Albania	$—	$218,745	$—	$218,745
Angola	—	10,905,934	—	10,905,934
Argentina	—	13,602,242	—	13,602,242
Belarus	—	2,486,132	—	2,486,132
Belize	—	480,250	—	480,250
Bosnia & Herzegovina	—	—	149,430	149,430
Cameroon	—	4,090,651	—	4,090,651
Costa Rica	—	6,545,770	—	6,545,770
Dominican Republic	—	7,808,929	—	7,808,929
Ecuador	—	7,355,325	—	7,355,325
Egypt	—	14,086,007	—	14,086,007
El Salvador	—	465,400	—	465,400
Ethiopia	—	2,425,700	—	2,425,700
Gabon	—	2,717,747	—	2,717,747
Ghana	—	13,454,735	—	13,454,735
Iraq	—	7,898,793	—	7,898,793
Ivory Coast	—	10,720,115	—	10,720,115
Kenya	—	13,480,567	—	13,480,567
Lebanon	—	371,699	—	371,699
Mongolia	—	5,990,010	—	5,990,010
Mozambique	—	1,577,000	—	1,577,000
Netherlands	—	3,742,635	—	3,742,635
Nicaragua	—	133,219	—	133,219
Nigeria	—	12,309,805	—	12,309,805
Papua New Guinea	—	2,107,397	—	2,107,397
Rwanda	—	744,329	—	744,329
Senegal	—	6,853,387	—	6,853,387
Sri Lanka	—	11,308,332	—	11,308,332
Supranational	—	8,719,686	—	8,719,686
Suriname	—	1,572,000	—	1,572,000
Tajikistan	—	2,876,315	—	2,876,315
Tunisia	—	2,425,388	—	2,425,388
Uganda	—	8,061,492	—	8,061,492
Ukraine	—	487,500	—	487,500

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Sovereign Obligations (continued)
Uruguay	$—	$7,756,924	$—	$7,756,924
Zambia	—	7,651,351	—	7,651,351
Credit-Linked Notes
Angola	—	1,067,447	—	1,067,447
Azerbaijan	—	2,041,000	—	2,041,000
Gambia	—	1,000,041	—	1,000,041
Georgia	—	2,519,740	—	2,519,740
Ghana	—	259,366	—	259,366
Kazakhstan	—	2,816,049	—	2,816,049
Kyrgyzstan	—	4,190,233	—	4,190,233
Malawi	—	1,116,610	—	1,116,610
Mozambique	—	4,623,273	—	4,623,273
Nicaragua	—	4,352,760	—	4,352,760
Paraguay	—	1,895,200	—	1,895,200
Tajikistan	—	1,024,800	—	1,024,800
Ukraine	—	10,875,593	—	10,875,593
United Republic of Tanzania	—	737,025	—	737,025
Foreign Corporate Obligations
Bangladesh	—	251,250	—	251,250
British Virgin Islands	—	208,502	—	208,502
Georgia	—	481,279	—	481,279
Honduras	—	246,002	—	246,002
Luxembourg	—	251,197	—	251,197
Mauritius	—	254,687	—	254,687
Netherlands	—	862,897	—	862,897
Nigeria	—	1,000,224	—	1,000,224
Republic of Mauritius	—	499,738	—	499,738
Ukraine	—	345,061	—	345,061
Venezuela	—	214,375	—	214,375
Short-Term Investments	24,188,023	—	—	24,188,023

Total Investments in Securities - Assets	$24,188,023	$246,565,860	$149,430	$270,903,313

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$223,184	$—	$223,184

Total Financial Derivative Instruments - Assets	$—	$223,184	$—	$223,184

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(629,860)	$—	$(629,860)

Total Financial Derivative Instruments - Liabilities	$—	$(629,860)	$—	$(629,860)

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended October 31, 2018, there were no transfers into or out of level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2018	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$176,155	$—	$24,741	$3,113	$(1,724)	$(3,373)	$—	$—	$149,430	$(37,299)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign government obligations, classified as Level 3, were valued using single broker quotes. The principal amount of these securities, valued at $149,430, have been deemed level 3 due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Kenya Infrastructure Bond, 12.500%, Due 1/10/2033, Series 15YR		2.2
Angolan Government International Bond, 9.500%, Due 11/12/2025		2.1
Nigeria Government Bond, 16.288%, Due 3/17/2027, Series 10YR		1.7
Angolan Government International Bond, 8.250%, Due 5/9/2028		1.7
Dominican Republic International Bond, 11.500%, Due 5/10/2024		1.6
Ivory Coast Government International Bond, 5.750%, Due 12/31/2032		1.6
Mongolia Government International Bond, 8.750%, Due 3/9/2024		1.6
Ghana Government Bond, 16.500%, Due 3/22/2021, Series 3Y		1.6
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025		1.5
International Finance Corp., 9.500%, Due 5/31/2020		1.5
Total Fund Holdings
	189
Top Ten Country Weightings (% Investments)
Egypt		5.7
Ghana		5.6
Argentina		5.5
Kenya		5.5
Nigeria		5.4
Angola		4.9
Ukraine		4.7
Sri Lanka		4.6
Ivory Coast		4.3
Supranational		3.5

Sector Allocation (% Investments)
Foreign Sovereign Obligations		82.5
Credit-Linked Notes		15.6
Communications		0.5
Financial		0.5
Diversified		0.4
Consumer, Non-Cyclical		0.2
Energy		0.2
Consumer, Cyclical		0.1

Country Allocation (% Investments)
Egypt		5.7
Ghana		5.6
Argentina		5.5
Kenya		5.5
Nigeria		5.4
Angola		4.9
Ukraine		4.7
Sri Lanka		4.6
Ivory Coast		4.3
Supranational		3.5
Uganda		3.3
Iraq		3.2
Dominican Republic		3.2
Uruguay		3.1
Zambia		3.1
Ecuador		3.0
Senegal		2.8
Costa Rica		2.7
Mozambique		2.5
Mongolia		2.4
Netherlands		1.9
Nicaragua		1.8
Kyrgyzstan		1.7
Cameroon		1.7
Tajikistan		1.6

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Georgia	1.2
Kazakhstan	1.1
Gabon	1.1
Belarus	1.0
Ethiopia	1.0
Tunisia	1.0
Papua New Guinea	0.9
Azerbaijan	0.8
Paraguay	0.8
Suriname	0.6
Malawi	0.4
Gambia	0.4
Rwanda	0.3
United Republic of Tanzania	0.3
Republic of Mauritius	0.2
Belize	0.2
El Salvador	0.2
Lebanon	0.1
Mauritius	0.1
Bangladesh	0.1
Luxembourg	0.1
Honduras	0.1
Albania	0.1
Venezuela	0.1
British Virgin Islands	0.1
Bosnia & Herzegovina	0.0

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Principal Amount	Fair Value
Argentina - 0.92% (Cost $6,081,723)
Foreign Sovereign Obligations - 0.92%
Argentine Republic Government International Bond, 6.875%, Due 4/22/2021	$6,750,000	$6,456,375

Brazil - 0.14% (Cost $1,005,245)
Foreign Sovereign Obligations - 0.14%
Banco Nacional de Desenvolvimento Economico e Social, 4.000%, Due 4/14/2019A	1,000,000	1,002,090

British Virgin Islands - 0.76%
Foreign Corporate Obligations - 0.76%
CNPC General Capital Ltd., 2.750%, Due 5/14/2019A	4,850,000	4,831,293
Sinopec Group Overseas Development Ltd.,
2.750%, Due 4/10/2019A	250,000	249,461
2.125%, Due 5/3/2019A	250,000	248,531

Total Foreign Corporate Obligations		5,329,285

Total British Virgin Islands (Cost $5,362,854)		5,329,285

Colombia - 0.58% (Cost $4,078,924)
Foreign Sovereign Obligations - 0.58%
Colombia Government International Bond, 7.375%, Due 3/18/2019	4,000,000	4,062,040

India - 0.69%
Foreign Corporate Obligations - 0.69%
ICICI Bank Ltd., 4.800%, Due 5/22/2019A	4,339,000	4,367,963
State Bank of India, 3.622%, Due 4/17/2019A	500,000	500,011

Total Foreign Corporate Obligations		4,867,974

Total India (Cost $4,896,269)		4,867,974

Indonesia - 0.78% (Cost $5,470,655)
Foreign Sovereign Obligations - 0.78%
Indonesia Government International Bond, 11.625%, Due 3/4/2019A	5,300,000	5,442,120

Mexico - 0.84% (Cost $6,044,989)
Foreign Corporate Obligations - 0.84%
Petroleos Mexicanos, 6.000%, Due 3/5/2020	5,853,000	5,933,420

South Africa - 2.74%
Foreign Sovereign Obligations - 2.74%
Republic of South Africa Government International Bond,
6.875%, Due 5/27/2019	10,750,000	10,905,982
5.500%, Due 3/9/2020	8,300,000	8,383,000

Total Foreign Sovereign Obligations		19,288,982

Total South Africa (Cost $19,595,509)		19,288,982

	Shares
SHORT-TERM INVESTMENTS - 89.84%
Investment Companies - 0.64%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.11%B C	4,521,905	4,521,905

	Par Amount
U.S. Treasury Obligations - 89.20%
U.S. Treasury Bills,
1.636%, Due 1/3/2019	$137,900,000	137,366,370
2.134%, Due 1/10/2019	18,050,000	17,972,040
2.215%, Due 1/24/2019	176,000,000	175,073,434
2.379%, Due 3/28/2019	60,000,000	59,423,331
2.304%, Due 2/14/2019	60,000,000	59,597,500

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Par Amount	Fair Value
U.S. Treasury Obligations - 89.20% (continued)
U.S. Treasury Bills (continued)
2.432%, Due 3/7/2019	$3,800,000	$3,769,277
1.999%, Due 11/15/2018	174,210,000	174,066,881

Total U.S. Treasury Obligations		627,268,833

Total Short-Term Investments (Cost $631,894,036)		631,790,738

TOTAL INVESTMENTS - 97.29% (Cost $684,430,204)		684,173,024
OTHER ASSETS, NET OF LIABILITIES - 2.71%		19,066,739

TOTAL NET ASSETS - 100.00%		$703,239,763

Percentages are stated as a percent of net assets.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

Centrally Cleared Swap Agreements Outstanding on October 31, 2018:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Pay	1-Day BRL-CDI	10.26	1/4/2021	BRL	80,900	$—	$(1,451,123)	$(1,451,123)
Pay	1-Day BRL-CDI	8.75	1/4/2021	BRL	24,500	—	(186,653)	(186,653)
Pay	1-Day BRL-CDI	9.84	1/4/2021	BRL	41,000	—	(618,587)	(618,587)
Pay	1-Day BRL-CDI	9.30	1/4/2021	BRL	24,800	—	(283,431)	(283,431)
Pay	1-Day BRL-CDI	9.53	1/4/2021	BRL	187,700	—	(2,437,357)	(2,437,357)
Pay	1-Day BRL-CDI	9.17	1/4/2021	BRL	191,800	—	(2,023,366)	(2,023,366)
Pay	1-Day BRL-CDI	9.10	1/4/2021	BRL	70,000	—	(684,545)	(684,545)
Pay	1-Day BRL-CDI	10.36	1/4/2021	BRL	76,400	—	(1,419,647)	(1,419,647)

						$—	$(9,104,709)	$(9,104,709)

OTC Swap Agreements Outstanding on October 31, 2018:

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection(1)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 10/31/2018(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.00	12/20/2019	7.7500	USD	150	$5,196	$9,867	$4,671
Lebanese Republic	BCC	1.00	6/20/2021	7.1234	USD	200	17,215	27,122	9,907
Lebanese Republic	BRC	1.00	6/20/2021	7.1503	USD	275	25,292	37,292	12,000
Lebanese Republic	BCC	1.00	12/20/2021	0.4450	USD	15,000	1,410,246	2,327,243	916,997
Lebanese Republic	BRC	1.00	12/20/2021	0.4450	USD	3,000	341,595	465,449	123,854
Lebanese Republic	BRC	1.00	12/20/2021	0.4450	USD	800	76,843	124,120	47,277
Republic of Kazakhstan	BRC	1.00	12/20/2021	0.4450	USD	250	7,424	(4,644)	(12,068)
Republic of Kazakhstan	BRC	1.00	12/20/2021	7.0500	USD	3,000	86,590	(55,731)	(142,321)
Republic of Kazakhstan	BRC	1.00	12/20/2021	7.0500	USD	800	15,045	(14,862)	(29,907)
Republic of Kazakhstan	BRC	1.00	12/20/2021	7.0500	USD	15,000	291,155	(278,657)	(569,812)
Republic of Kazakhstan	CBK	1.00	12/20/2021	0.4450	USD	300	8,227	(5,573)	(13,800)

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 10/31/2018(3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.00	6/20/2022	6.9752	USD	12,500	1,446,425	2,181,933	735,508
Lebanese Republic	BOA	1.00	12/20/2022	6.9000	USD	3,000	383,457	578,686	195,229
Lebanese Republic	BOA	1.00	12/20/2022	6.9000	USD	5,000	647,122	964,477	317,355
Kingdom of Saudi Arabia	BRC	1.00	12/20/2022	0.7450	USD	11,000	(21,400)	(104,523)	(83,123)
Kingdom of Saudi Arabia	CBK	1.00	12/20/2022	0.7450	USD	2,000	(13,184)	(19,004)	(5,820)
Lebanese Republic	DUB	1.00	12/20/2022	6.9000	USD	1,100	161,703	212,185	50,482
Lebanese Republic	DUB	1.00	12/20/2022	6.9000	USD	700	103,009	135,027	32,018
Lebanese Republic	DUB	1.00	12/20/2022	6.9000	USD	1,600	231,011	308,633	77,622
Federation of Malaysia	BRC	1.00	12/20/2023	1.4500	USD	34,500	191,801	207,254	15,453
Republic of Turkey	BRC	1.00	12/20/2023	3.9133	USD	14,500	2,450,064	1,761,534	(688,530)
Federal Republic of Brazil	FBF	1.00	12/20/2023	2.0550	USD	84,900	4,305,669	3,995,706	(309,963)
Republic of Indonesia	FBF	1.00	12/20/2023	1.5900	USD	56,000	1,520,245	1,453,582	(66,663)
Republic of South Africa	FBF	1.00	12/20/2023	2.3900	USD	45,300	2,722,850	2,751,749	28,899
Republic of Colombia	GST	1.00	12/20/2023	1.3050	USD	29,350	308,602	387,956	79,354
Russian Federation	GST	1.00	12/20/2023	1.4867	USD	2,500	87,347	53,834	(33,513)
Russian Federation	GST	1.00	12/20/2023	1.4867	USD	19,400	677,817	417,754	(260,063)
Republic of Korea	HUS	1.00	12/20/2023	0.4082	USD	9,900	(271,811)	(278,033)	(6,222)
Republic of South Africa	HUS	1.00	12/20/2023	2.3900	USD	4,000	273,686	242,980	(30,706)
Republic of South Africa	HUS	1.00	12/20/2023	2.3900	USD	9,400	551,684	571,003	19,319
Republic of South Africa	HUS	1.00	12/20/2023	2.3900	USD	10,100	592,767	613,525	20,758

							$18,633,692	$19,067,884	$434,192

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection(2)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 10/31/2018(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic of Philippines	BCC	1.00	12/20/2019	0.1700	USD	3,000	$12,376	$25,581	$13,205
Republic of Philippines	BRC	1.00	12/20/2019	0.1700	USD	500	1,556	4,264	2,708
Republic of Colombia	HUS	1.00	12/20/2021	0.4000	USD	7,000	23,993	39,310	15,317

							$37,925	$69,155	$31,230

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Counter- Party	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Pay	1-Day BRL-CDI	HUS	9.12	1/4/2021	BRL	30,100	$—	$(290,129)	$(290,129)
Pay	1-Day BRL-CDI	UAG	8.65	1/4/2021	BRL	32,500	—	(192,410)	(192,410)

							$—	$(482,539)	$(482,539)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on October 31, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TRY	144,011	USD	125,221	11/13/2018	HUS	$18,790	$—	$18,790
TRY	2,650,598	USD	3,271,000	11/13/2018	HUS	—	(620,402)	(620,402)
TRY	2,651,818	USD	3,271,000	11/13/2018	HUS	—	(619,182)	(619,182)
TRY	2,749,502	USD	3,397,000	11/13/2018	HUS	—	(647,498)	(647,498)
TRY	2,752,760	USD	3,397,000	11/13/2018	HUS	—	(644,240)	(644,240)
TRY	2,753,665	USD	3,397,000	11/13/2018	HUS	—	(643,335)	(643,335)
TRY	2,863,476	USD	3,390,000	11/13/2018	HUS	—	(526,524)	(526,524)
TRY	3,243,884	USD	3,535,000	11/13/2018	HUS	—	(291,116)	(291,116)
TRY	3,575,652	USD	4,416,000	11/13/2018	HUS	—	(840,348)	(840,348)
TRY	4,052,337	USD	4,419,000	11/13/2018	HUS	—	(366,663)	(366,663)
TRY	5,271,319	USD	6,239,000	11/13/2018	HUS	—	(967,681)	(967,681)
TRY	5,982,125	USD	7,336,000	11/13/2018	HUS	—	(1,353,875)	(1,353,875)
TRY	6,184,093	USD	7,589,000	11/13/2018	HUS	—	(1,404,907)	(1,404,907)
TRY	8,349,929	USD	7,279,000	11/13/2018	HUS	1,070,929	—	1,070,929
TRY	8,599,272	USD	10,172,000	11/13/2018	HUS	—	(1,572,728)	(1,572,728)
TRY	12,683,930	USD	10,850,000	11/13/2018	HUS	1,833,930	—	1,833,930
TRY	21,663,018	USD	18,360,000	11/13/2018	HUS	3,303,018	—	3,303,018
USD	59,429,000	TRY	50,544,371	11/13/2018	HUS	8,884,629	—	8,884,629
USD	23,935,000	TRY	26,062,060	11/13/2018	HUS	—	(2,127,060)	(2,127,060)
USD	9,756,000	TRY	10,628,145	11/13/2018	HUS	—	(872,145)	(872,145)
USD	5,853,000	TRY	6,375,609	11/13/2018	HUS	—	(522,609)	(522,609)
USD	3,457,000	TRY	2,930,140	11/13/2018	HUS	526,860	—	526,860
ARS	4,336,689	USD	5,717,352	11/23/2018	HUS	—	(1,380,663)	(1,380,663)
ARS	8,784,451	USD	11,556,332	11/23/2018	HUS	—	(2,771,881)	(2,771,881)
USD	11,234,000	ARS	11,602,379	11/23/2018	HUS	—	(368,379)	(368,379)
USD	1,472,734	ARS	1,518,761	11/23/2018	HUS	—	(46,027)	(46,027)
ARS	808,528	USD	1,067,375	11/26/2018	HUS	—	(258,847)	(258,847)
ARS	2,749,437	USD	3,192,616	11/26/2018	HUS	—	(443,179)	(443,179)
ARS	7,498,349	USD	8,709,735	11/26/2018	HUS	—	(1,211,386)	(1,211,386)
USD	4,734,665	ARS	4,864,750	11/26/2018	HUS	—	(130,085)	(130,085)
USD	3,013,000	ARS	3,099,041	11/26/2018	HUS	—	(86,041)	(86,041)
USD	3,013,000	ARS	3,092,523	11/26/2018	HUS	—	(79,523)	(79,523)
ARS	1,121,103	USD	1,314,276	11/28/2018	HUS	—	(193,173)	(193,173)
ARS	5,897,315	USD	6,908,000	11/28/2018	HUS	—	(1,010,685)	(1,010,685)
ARS	5,898,247	USD	6,908,000	11/28/2018	HUS	—	(1,009,753)	(1,009,753)
USD	12,562,302	ARS	12,916,665	11/28/2018	HUS	—	(354,363)	(354,363)
ARS	1,740,984	USD	2,279,513	11/29/2018	HUS	—	(538,529)	(538,529)
ARS	4,755,765	USD	6,299,052	11/29/2018	HUS	—	(1,543,287)	(1,543,287)
USD	6,432,519	ARS	6,496,749	11/29/2018	HUS	—	(64,230)	(64,230)
ARS	3,402,791	USD	3,935,969	12/6/2018	HUS	—	(533,178)	(533,178)
ARS	3,402,791	USD	3,940,838	12/6/2018	HUS	—	(538,047)	(538,047)
USD	30,816,000	BRL	33,395,468	2/4/2019	HUS	—	(2,579,468)	(2,579,468)
USD	18,779,000	BRL	20,063,497	2/4/2019	HUS	—	(1,284,497)	(1,284,497)
USD	17,039,229	IDR	16,335,970	2/4/2019	HUS	703,259	—	703,259
USD	12,519,000	BRL	13,366,129	2/4/2019	HUS	—	(847,129)	(847,129)

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2018 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	8,510,392	IDR	8,167,987	2/4/2019	HUS	$342,405	$—	$342,405
USD	8,516,153	IDR	8,167,985	2/4/2019	HUS	348,168	—	348,168
USD	2,568,000	BRL	2,801,854	2/4/2019	HUS	—	(233,854)	(233,854)
USD	2,568,000	BRL	2,785,763	2/4/2019	HUS	—	(217,763)	(217,763)
USD	8,913,078	COP	8,616,330	2/7/2019	HUS	296,748	—	296,748
USD	8,907,375	COP	8,616,330	2/7/2019	HUS	291,045	—	291,045
USD	8,901,536	COP	8,616,330	2/7/2019	HUS	285,206	—	285,206
USD	4,320,729	COP	4,106,003	2/7/2019	HUS	214,726	—	214,726
USD	3,457,893	COP	3,249,446	2/7/2019	HUS	208,447	—	208,447
ARS	1,313,965	USD	1,286,526	3/25/2019	HUS	27,439	—	27,439
ARS	11,523,713	USD	11,234,001	3/25/2019	HUS	289,712	—	289,712
ARS	14,760,026	USD	14,016,795	3/25/2019	HUS	743,231	—	743,231
ARS	3,102,134	USD	3,013,000	3/29/2019	HUS	89,134	—	89,134
ARS	3,110,586	USD	3,013,000	3/29/2019	HUS	97,586	—	97,586
ARS	4,206,171	USD	4,089,029	3/29/2019	HUS	117,142	—	117,142
ARS	12,836,945	USD	12,562,301	4/1/2019	HUS	274,644	—	274,644
ARS	5,607,824	USD	5,596,545	4/3/2019	HUS	11,279	—	11,279

						$19,978,327	$(31,744,280)	$(11,765,953)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BCC	Barclays Capital, Inc.
BOA	Bank of America, N.A.
BRC	Barclays Bank PLC.
CBK	Citibank, N.A.
DUB	Deutsche Bank AG.
FBF	Credit Suisse Securities USA LLC.
GST	Goldman Sachs International.
HUS	HSBC Bank (USA).
UAG	UBS AG.

Currency Abbreviations:

ARS	Argentine Peso.
BRL	Brazilian Real.
COP	Colombian Peso.
IDR	Indonesian Rupiah.
TRY	Turkish Lira.
USD	United States Dollar.

Exchange Abbreviations:

OTC	Over-the-Counter.

Other Abbreviations:

CDI	Chess Depository Interest.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2018, the investments were classified as described below:

GLG Total Return Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations
Argentina	$—	$6,456,375	$—	$6,456,375
Brazil	—	1,002,090	—	1,002,090
Colombia	—	4,062,040	—	4,062,040
Indonesia	—	5,442,120	—	5,442,120
South Africa	—	19,288,982	—	19,288,982
Foreign Corporate Obligations
British Virgin Islands	—	5,329,285	—	5,329,285
India	—	4,867,974	—	4,867,974
Mexico	—	5,933,420	—	5,933,420
Short-Term Investments
Investment Companies	4,521,905	—	—	4,521,905
U.S. Treasury Obligations	—	627,268,833	—	627,268,833

Total Investments in Securities - Assets	$4,521,905	$679,651,119	$—	$684,173,024

Financial Derivative Instruments - Assets
Swap Contract Agreements	$—	$2,717,933	$—	$2,717,933
Forward Foreign Currency Contracts	—	19,978,327	—	19,978,327

Total Financial Derivative Instruments - Assets	$—	$22,696,260	$—	$22,696,260

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(11,839,759)	$—	$(11,839,759)
Forward Foreign Currency Contracts	—	(31,744,280)	—	(31,744,280)

Total Financial Derivative Instruments - Liabilities	$—	$(43,584,039)	$—	$(43,584,039)

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended October 31, 2018, there were no transfers into or out of level 3.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Bills, 2.215%, Due 1/24/2019			24.9
U.S. Treasury Bills, 1.999%, Due 11/15/2018			24.8
U.S. Treasury Bills, 1.636%, Due 1/3/2019			19.5
U.S. Treasury Bills, 2.304%, Due 2/14/2019			8.5
U.S. Treasury Bills, 2.379%, Due 3/28/2019			8.4
U.S. Treasury Bills, 2.134%, Due 1/10/2019			2.6
Republic of South Africa Government International Bond, 6.875%, Due 5/27/2019			1.6
Republic of South Africa Government International Bond, 5.500%, Due 3/9/2020			1.2
Argentine Republic Government International Bond, 6.875%, Due 4/22/2021			0.9
Petroleos Mexicanos, 6.000%, Due 3/5/2020			0.8
Total Fund Holdings	12

Sector Exposures (%)		Fund[1] Long/(Short)
Foreign Sovereign			5.2
South Africa		2.7
Indonesia		0.8
Argentina		0.9
Columbia		0.6
Brazil		0.1
Foreign Corporate Obligations			2.3
Energy		1.6
Financial		0.7
Cash & Cash Equivalent			89.2

U.S. dollar denominated.

1

Percentages represent the Fund’s risk-based, notional exposure as a percentage of the Fund’s total net assets. Due to the use of derivative instruments, which typically introduce leverage, percentages may not add to 100%.

Country Allocation (% Investments)
United States	92.3
South Africa	2.8
Argentina	1.0
Mexico	0.9
Indonesia	0.8
British Virgin Islands	0.8
India	0.7
Colombia	0.6
Brazil	0.1

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG
COMMON STOCKS - 75.30%
COMMUNICATION SERVICES - 7.19%
Diversified Telecommunication Services - 0.52%
China Tower Corp. Ltd., Class HA B C	437,392	$67,107
China Unicom Hong Kong Ltd.C	26,064	27,223

		94,330

Entertainment - 0.89%
Spotify Technology S.A.A	1,081	161,815

Interactive Media & Services - 2.79%
Alphabet, Inc., Class AA D	217	236,656
LINE Corp., Sponsored ADRA	2,669	84,848
Twitter, Inc.A	5,238	182,020

		503,524

Media - 2.47%
CBS Corp., Class B, NVDR	3,553	203,764
Liberty Media Corp-Liberty SiriusXM, Tracking Stock, Class AA D E	3,886	160,259
Liberty Media Corp-Liberty SiriusXM, Tracking Stock, Class CA D E	908	37,473
Tribune Media Co., Class A	1,186	45,080

		446,576

Wireless Telecommunication Services - 0.52%
TIM Participacoes S.A., ADR	3,153	48,777
XL Axiata Tbk PTA C	258,821	44,679

		93,456

Total Communication Services		1,299,701

CONSUMER DISCRETIONARY - 14.70%
Auto Components - 0.19%
Mountain Commerce Bancorp, Inc.A	1,722	33,751

Automobiles - 0.55%
Thor Industries, Inc.	1,436	100,003

Distributors - 1.31%
LKQ Corp.A D	8,660	236,158

Hotels, Restaurants & Leisure - 7.24%
Belmond Ltd., Class AA	1,212	20,749
Caesars Entertainment Corp.A D	17,542	150,686
Marriott International, Inc., Class A	1,821	212,857
Melco Resorts & Entertainment Ltd., ADR	5,058	84,115
Norwegian Cruise Line Holdings Ltd.A	430	18,950
Restaurant Brands International, Inc.	3,889	213,001
Royal Caribbean Cruises Ltd.	1,480	155,000
SeaWorld Entertainment, Inc.A	768	20,060
Starbucks Corp.	466	27,154
Wyndham Destinations, Inc.	2,017	72,370
Wyndham Hotels & Resorts, Inc.	6,469	318,857
Yum China Holdings, Inc.	406	14,648

		1,308,447

Household Durables - 0.50%
Century Communities, Inc.A	909	19,289
DR Horton, Inc.D	97	3,488
Lennar Corp., Class AD	581	24,971
M/I Homes, Inc.A	899	21,729

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.30% (continued)
CONSUMER DISCRETIONARY - 14.70% (continued)
Household Durables - 0.50% (continued)
Taylor Morrison Home Corp., Class AA	1,241	$20,526

		90,003

Internet & Direct Marketing Retail - 1.78%
Alibaba Group Holding Ltd., Sponsored ADRA	20	2,846
Amazon.com, Inc.A	62	99,077
Booking Holdings, Inc.A	106	198,705
GrubHub, Inc.A	219	20,310

		320,938

Leisure Products - 0.75%
Brunswick Corp.	2,626	136,526

Multiline Retail - 0.60%
Macy’s, Inc.	1,513	51,881
Target Corp.	684	57,203

		109,084

Specialty Retail - 0.75%
Hudson Ltd., Class AA	1,821	38,496
MarineMax, Inc.A	2,829	64,388
Ulta Salon Cosmetics & Fragrance, Inc.A	121	33,217

		136,101

Textiles, Apparel & Luxury Goods - 1.03%
Puma SEC	202	103,848
Skechers U.S.A., Inc., Class AA	2,887	82,481

		186,329

Total Consumer Discretionary		2,657,340

CONSUMER STAPLES - 1.81%
Beverages - 0.72%
Anheuser-Busch InBev S.A., Sponsored ADR	291	21,528
Constellation Brands, Inc., Class A	540	107,584

		129,112

Food & Staples Retailing - 0.21%
Koninklijke Ahold Delhaize N.V., Sponsored ADR	111	2,540
Koninklijke Ahold Delhaize N.V.C	985	22,566
Kroger Co.	447	13,303

		38,409

Food Products - 0.49%
Mondelez International, Inc., Class AD	2,122	89,082

Household Products - 0.39%
Procter & Gamble Co.	795	70,501

Total Consumer Staples		327,104

ENERGY - 1.94%
Oil, Gas & Consumable Fuels - 1.94%
Energy Transfer Equity LP	7,070	109,868
Golar LNG Ltd.	1,267	33,930
Hess Corp.	1,937	111,184
Kinder Morgan, Inc.	2,162	36,797

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.30% (continued)
ENERGY - 1.94% (continued)
Oil, Gas & Consumable Fuels - 1.94% (continued)
PetroChina Co., Ltd., Class HC	81,158	$59,051

		350,830

Total Energy		350,830

FINANCIALS - 18.42%
Banks - 11.49%
1st Capital BankA	1,471	25,448
American Business BankA D	1,696	65,296
American River Bankshares	1,756	26,884
American Riviera BankA D	2,385	45,673
Avidbank Holdings, Inc.A	1,096	26,359
Bank Leumi Le-Israel BMC	5,213	32,491
Bank of Commerce Holdings	588	7,021
Bank of Ireland Group PLCC	6,269	44,375
Bank of the James Financial Group, Inc.D	3,536	53,924
Bridge Bancorp, Inc.D	3,696	109,771
Chemung Financial Corp.	595	25,865
CIT Group, Inc.	623	29,518
Citigroup, Inc.	1,193	78,094
Citizens Financial Group, Inc.	2,703	100,957
Codorus Valley Bancorp, Inc.	1,080	28,345
Commerce West BankD	1,352	32,448
Community Financial Corp.D	245	7,387
Customers Bancorp, Inc.A	447	9,159
CYBG PLCC	10,704	36,753
Delmarva Bancshares, Inc.A	1,704	14,143
DNB Financial Corp.	660	22,691
Eagle Financial Services, Inc.	259	8,560
Embassy Bancorp, Inc.	496	7,743
ENB Financial Corp.	98	3,484
Esquire Financial Holdings, Inc.A	393	9,424
Exchange Bank	145	25,375
Farmers & Merchants Bank of Long Beach	7	57,400
First Northern Community BancorpA	2,518	32,734
Highlands Bankshares, Inc.A	1,314	8,344
Hilltop Holdings, Inc.	3,206	63,799
IBERIABANK Corp.	522	38,884
Israel Discount Bank Ltd., Class AC	9,623	31,399
KeyCorp	3,712	67,410
Meridian BankA	2,438	41,251
Metro Bank PLCA C	2,978	84,530
Metropolitan Bank Holding Corp.A	802	29,562
MidSouth Bancorp, Inc.	3,901	51,805
Northeast Bancorp	172	3,235
Pacific City Financial Corp.	1,443	23,622
Parke Bancorp, Inc.	562	11,094
Peapack Gladstone Financial Corp.D	1,100	29,689
Pinnacle Financial Partners, Inc.	1,207	63,126
Premier Financial Bancorp, Inc.	502	8,905
Private Bancorp of America, Inc.A	417	10,633
Royal Bank of Scotland Group PLCC	15,247	46,030
Santa Cruz County Bank	159	8,507
Seacoast Commerce Banc Holdings	1,185	26,248
Signature Bank	705	77,479
SouthCrest Financial Group, Inc.	998	10,429
Sterling Bancorp	3,260	58,615

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.30% (continued)
FINANCIALS - 18.42% (continued)
Banks - 11.49% (continued)
Stewardship Financial Corp.	2,051	$20,407
Tri City Bankshares Corp.	1,047	24,028
UniCredit SpAC	10,885	139,145
Virginia National Bankshares Corp.	179	7,804
WTB Financial Corp., Class B	167	60,454
Zions Bancorp	1,329	62,529

		2,076,285

Capital Markets - 1.41%
Amundi S.A.B C	956	56,856
Morgan Stanley	351	16,026
S&P Global, Inc.D	997	181,773

		254,655

Consumer Finance - 2.10%
Ally Financial, Inc.D	5,034	127,914
OneMain Holdings, Inc.A D	5,045	143,884
Regional Management Corp.A D	3,762	108,571

		380,369

Diversified Financial Services - 0.64%
Marlin Business Services Corp.	1,484	39,445
PennyMac Financial Services, Inc.D	3,765	75,262

		114,707

Insurance - 0.57%
Progressive Corp.	1,477	102,947

Thrifts & Mortgage Finance - 2.21%
Charter Court Financial Services Group PLCB C	10,662	39,578
Equitable Group, Inc.	961	44,165
Flagstar Bancorp, Inc.A	1,731	53,298
Home Capital Group, Inc.A	6,089	60,360
Luther Burbank Corp.	6,232	60,263
OneSavings Bank PLCC	10,433	49,742
OP BancorpA	2,894	30,040
Sterling Bancorp, Inc.	6,014	62,245

		399,691

Total Financials		3,328,654

INDUSTRIALS - 6.78%
Aerospace & Defense - 1.63%
Boeing Co.D	283	100,425
Kratos Defense & Security Solutions, Inc.A	1,029	12,893
Meggitt PLCC	7,080	47,891
TransDigm Group, Inc.A	403	133,091

		294,300

Airlines - 1.08%
Southwest Airlines Co.	3,736	183,438
United Continental Holdings, Inc.A	146	12,484

		195,922

Building Products - 0.31%
Fortune Brands Home & Security, Inc.	394	17,663
Masco Corp.	1,262	37,860

		55,523

Commercial Services & Supplies - 0.36%
Waste Connections, Inc.	844	64,515

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.30% (continued)
INDUSTRIALS - 6.78% (continued)
Electrical Equipment - 0.87%
Bloom Energy Corp., Class AA	690	$16,388
Enphase Energy, Inc.A	8,158	37,037
Melrose Industries PLCC	48,234	103,794

		157,219

Machinery - 0.87%
Middleby Corp.A D	1,391	156,209

Marine - 0.10%
AP Moller - Maersk A/S, Class BC	10	12,696
Star Bulk Carriers Corp.A	497	6,039

		18,735

Road & Rail - 0.73%
Norfolk Southern Corp.	790	132,586

Trading Companies & Distributors - 0.83%
AerCap Holdings N.V.A D	1,450	72,616
Air Lease Corp.D	2,018	76,886

		149,502

Total Industrials		1,224,511

INFORMATION TECHNOLOGY - 10.78%
Communications Equipment - 0.56%
Palo Alto Networks, Inc.A	554	101,404

IT Services - 5.12%
Mastercard, Inc., Class A	915	180,868
Pagseguro Digital Ltd., Class AA	2,742	74,007
PayPal Holdings, Inc.A	3,571	300,642
Visa, Inc., Class A	1,310	180,584
Worldpay, Inc., Class AA	2,063	189,466

		925,567

Software - 4.82%
CDK Global, Inc.	3,147	180,134
Five9, Inc.A	1,321	51,995
Hortonworks, Inc.A	4,567	81,567
Microsoft Corp.	932	99,547
Proofpoint, Inc.A	1,172	106,593
Red Hat, Inc.A	713	122,379
SS&C Technologies Holdings, Inc.D	4,461	228,225

		870,440

Technology Hardware, Storage & Peripherals - 0.28%
Apple, Inc.	236	51,651

Total Information Technology		1,949,062

MATERIALS - 3.90%
Chemicals - 0.98%
DowDuPont, Inc.	127	6,882
Sherwin-Williams Co.D	435	171,159

		178,041

Metals & Mining - 2.78%
First Quantum Minerals Ltd.	8,428	84,123
Jiangxi Ganfeng Lithium Co., Ltd., Class HA B	7,859	12,668
Teck Resources Ltd., Class B	12,413	256,577

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 75.30% (continued)
MATERIALS - 3.90% (continued)
Metals & Mining - 2.78% (continued)
Vale S.A., Sponsored ADR	4,873	$73,582
Warrior Met Coal, Inc.	2,665	74,620

		501,570

Paper & Forest Products - 0.14%
Canfor Corp.A	1,702	24,448

Total Materials		704,059

REAL ESTATE - 1.02%
Equity Real Estate Investment Trusts (REITs) - 0.08%
Host Hotels & Resorts, Inc.	731	13,970

Real Estate Management & Development - 0.94%
Realogy Holdings Corp.	8,903	169,780

Total Real Estate		183,750

UTILITIES - 8.76%
Electric Utilities - 6.06%
Avangrid, Inc.	4,307	202,472
Edison International	1,242	86,183
Exelon Corp.	6,958	304,830
FirstEnergy Corp.	7,726	288,025
PG&E Corp.	4,552	213,079

		1,094,589

Gas Utilities - 0.39%
China Gas Holdings Ltd.C	12,369	39,238
ENN Energy Holdings Ltd.C	3,789	32,302

		71,540

Independent Power & Renewable Electricity Producers - 1.48%
AES Corp.	4,941	72,040
NRG Energy, Inc.	4,362	157,861
Vistra Energy Corp.A	1,682	38,063

		267,964

Multi-Utilities - 0.83%
SCANA Corp.	1,749	70,047
Sempra Energy	724	79,727

		149,774

Total Utilities		1,583,867

Total Common Stocks (Cost $13,934,576)		13,608,878

INVESTMENT COMPANIES - 0.94% (Cost $173,858)
CLOSED-END FUNDS - 0.94%
Altaba, Inc.A	2,840	170,684

EXCHANGE-TRADED INSTRUMENTS - 1.23%
EXCHANGE-TRADED FUNDS - 1.23%
iShares China Large-Cap ETF	3,243	127,418

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED INSTRUMENTS - 1.23% (continued)
EXCHANGE-TRADED FUNDS - 1.23% (continued)
iShares MSCI Brazil ETF	2,363	$94,874
Total Exchange-Traded Funds		222,292

Total Exchange-Traded Instruments (Cost $222,588)		222,292

SHORT-TERM INVESTMENTS - 9.48% (Cost $1,713,535)
Investment Companies - 9.48%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.11%F G	1,713,535	1,713,535

TOTAL SECURITIES HELD LONG (Cost $16,044,557)		15,715,389

SECURITIES HELD SHORT
COMMON STOCKS - (13.32%)
COMMUNICATION SERVICES - (0.53%)
Media - (0.47%)
Altice USA, Inc., Class AD	(1,199)	(19,556)
Entercom Communications Corp., Class AD	(2,971)	(19,282)
Pearson PLCC	(419)	(4,806)
ProSiebenSat.1 Media SEC	(913)	(21,107)
RTL Group S.A.C	(311)	(19,962)

		(84,713)

Software - (0.06%)
iQIYI, Inc., ADRA D	(581)	(11,411)

Total Communication Services		(96,124)

CONSUMER DISCRETIONARY - (1.52%)
Auto Components - (0.01%)
BorgWarner, Inc.D	(19)	(749)
Delphi Technologies PLCD	(19)	(407)
Faurecia S.A.C	(11)	(532)

		(1,688)

Automobiles - (0.04%)
Ford Motor Co.D	(828)	(7,907)

Hotels, Restaurants & Leisure - (0.17%)
Cracker Barrel Old Country Store, Inc.D	(118)	(18,724)
McDonald’s Corp.D	(31)	(5,484)
Wendy’s Co.D	(266)	(4,586)
Wynn Macau Ltd.C	(794)	(1,629)

		(30,423)

Household Durables - (0.49%)
DR Horton, Inc.	(531)	(19,095)
LGI Homes, Inc.A D	(316)	(13,521)
MDC Holdings, Inc.D	(301)	(8,458)
NVR, Inc.A D	(3)	(6,717)
PulteGroup, Inc.D	(1,051)	(25,823)
Toll Brothers, Inc.D	(345)	(11,613)
TopBuild Corp.A D	(35)	(1,597)
TRI Pointe Group, Inc.A D	(140)	(1,666)

		(88,490)

Leisure Products - (0.19%)
BRP, Inc.	(871)	(35,040)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (13.32%) (continued)
CONSUMER DISCRETIONARY - (1.52%) (continued)
Multiline Retail - (0.08%)
Dollarama, Inc.	(100)	$(2,766)
Next PLCC	(109)	(7,248)
Nordstrom, Inc.D	(67)	(4,407)

		(14,421)

Specialty Retail - (0.34%)
Aaron’s, Inc.D	(164)	(7,729)
Best Buy Co., Inc.D	(54)	(3,789)
CarMax, Inc.A D	(356)	(24,176)
Hennes & Mauritz AB, Class BC	(1,099)	(19,343)
Lowe’s Cos, Inc.D	(61)	(5,808)

		(60,845)

Textiles, Apparel & Luxury Goods - (0.20%)
Canada Goose Holdings, Inc.A	(42)	(2,293)
Gildan Activewear, Inc.	(211)	(6,307)
HUGO BOSS AGC	(41)	(2,934)
Pandora A/SC	(395)	(24,707)

		(36,241)

Total Consumer Discretionary		(275,055)

CONSUMER STAPLES - (0.61%)
Beverages - (0.02%)
Davide Campari-Milano SpAC	(478)	(3,674)

Food & Staples Retailing - (0.20%)
Casino Guichard Perrachon S.A.C	(114)	(5,028)
Colruyt S.A.C	(103)	(5,985)
ICA Gruppen ABC	(207)	(7,329)
Loblaw Cos Ltd.	(108)	(5,401)
Metro, Inc.	(104)	(3,264)
Wm Morrison Supermarkets PLCC	(2,903)	(9,201)

		(36,208)

Food Products - (0.33%)
Danone S.A.C	(50)	(3,543)
Mondelez International, Inc., Class A	(1,348)	(56,589)

		(60,132)

Household Products - (0.06%)
Colgate-Palmolive Co.D	(163)	(9,707)

Total Consumer Staples		(109,721)

FINANCIALS - (7.07%)
Banks - (4.71%)
AIB Group PLCC	(3,190)	(15,425)
Barclays PLCC	(18,516)	(40,728)
Camden National Corp.D	(192)	(7,785)
Canadian Imperial Bank of Commerce	(249)	(21,502)
Canadian Western Bank	(1,483)	(34,494)
City Holding Co.D	(553)	(40,800)
Commerce Bancshares, Inc.D	(776)	(49,354)
Community Bank System, Inc.D	(813)	(47,471)
CVB Financial Corp.D	(714)	(15,601)
First Financial Bankshares, Inc.D	(971)	(57,279)
First Republic BankD	(438)	(39,854)
German American Bancorp, Inc.D	(465)	(14,745)
Glacier Bancorp, Inc.D	(1,031)	(43,714)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (13.32%) (continued)
FINANCIALS - (7.07%) (continued)
Banks - (4.71%) (continued)
Heritage Financial Corp.D	(969)	$(31,706)
Independent Bank Corp.D	(406)	(31,851)
JPMorgan Chase & Co.D	(450)	(49,059)
Laurentian Bank of Canada	(1,201)	(37,915)
LegacyTexas Financial Group, Inc.D	(394)	(15,181)
Lloyds Banking Group PLCC	(119,069)	(87,050)
Royal Bank of Canada	(286)	(20,839)
S&T Bancorp, Inc.D	(823)	(33,010)
ServisFirst Bancshares, Inc.D	(1,322)	(47,565)
Southside Bancshares, Inc.D	(495)	(15,682)
Webster Financial Corp.D	(376)	(22,124)
Westamerica BancorpD	(527)	(30,677)

		(851,411)

Capital Markets - (0.53%)
Close Brothers Group PLCC	(4,544)	(85,445)
TD Ameritrade Holding Corp.D	(177)	(9,154)

		(94,599)

Consumer Finance - (0.47%)
Capital One Financial Corp.D	(183)	(16,342)
Credit Acceptance Corp.A D	(39)	(16,552)
Discover Financial ServicesD	(234)	(16,303)
World Acceptance Corp.A D	(353)	(35,826)

		(85,023)

Insurance - (0.14%)
First American Financial Corp.D	(581)	(25,756)

Thrifts & Mortgage Finance - (1.22%)
Capitol Federal Financial, Inc.D	(1,936)	(24,026)
Essent Group Ltd.A D	(494)	(19,473)
Kearny Financial Corp.D	(4,848)	(62,733)
New York Community Bancorp, Inc.D	(4,127)	(39,537)
Oritani Financial Corp.D	(3,058)	(44,677)
PCSB Financial Corp.D	(1,246)	(23,325)
Washington Federal, Inc.D	(255)	(7,181)

		(220,952)

Total Financials		(1,277,741)

INDUSTRIALS - (1.35%)
Aerospace & Defense - (0.29%)
Boeing Co.	(44)	(15,614)
Cobham PLCA C	(607)	(835)
Lockheed Martin Corp.D	(40)	(11,754)
Northrop Grumman Corp.D	(87)	(22,790)
Senior PLCC	(231)	(805)

		(51,798)

Air Freight & Logistics - (0.03%)
United Parcel Service, Inc., Class BD	(59)	(6,286)

Airlines - (0.26%)
Japan Airlines Co., Ltd.C	(664)	(23,600)
SAS ABA C	(10,397)	(23,474)

		(47,074)

Building Products - (0.06%)
Johnson Controls International PLCD	(26)	(831)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (13.32%) (continued)
INDUSTRIALS - (1.35%) (continued)
Building Products - (0.06%) (continued)
Simpson Manufacturing Co., Inc.D	(169)	$(9,647)

		(10,478)

Commercial Services & Supplies - (0.01%)
Cintas Corp.D	(6)	(1,091)

Construction & Engineering - (0.03%)
Valmont Industries, Inc.D	(50)	(6,215)

Electrical Equipment - (0.24%)
Emerson Electric Co.D	(46)	(3,123)
Generac Holdings, Inc.A	(781)	(39,620)

		(42,743)

Machinery - (0.23%)
AGCO Corp.D	(340)	(19,054)
Kone OYJ, Class BC	(142)	(6,917)
Terex Corp.D	(487)	(16,261)

		(42,232)

Road & Rail - (0.14%)
Genesee & Wyoming, Inc., Class AA D	(265)	(20,996)
Schneider National, Inc., Class BD	(196)	(4,286)

		(25,282)

Trading Companies & Distributors - (0.06%)
Fastenal Co.D	(124)	(6,375)
WW Grainger, Inc.D	(17)	(4,827)

		(11,202)

Total Industrials		(244,401)

INFORMATION TECHNOLOGY - (0.30%)
Communications Equipment - (0.03%)
Cisco Systems, Inc.D	(106)	(4,850)

IT Services - (0.07%)
Accenture PLC, Class AD	(43)	(6,778)
International Business Machines Corp.D	(48)	(5,540)

		(12,318)

Software - (0.19%)
Adobe Systems, Inc.A D	(21)	(5,161)
Atlassian Corp. PLC, Class AA D	(4)	(303)
Check Point Software Technologies Ltd.A D	(81)	(8,991)
Dropbox, Inc., Class AA D	(32)	(751)
Fortinet, Inc.A D	(49)	(4,027)
Ultimate Software Group, Inc.A D	(28)	(7,465)
Workday, Inc., Class AA D	(35)	(4,656)
Zendesk, Inc.A D	(40)	(2,199)
Zscaler, Inc.A D	(34)	(1,234)

		(34,787)

Technology Hardware, Storage & Peripherals - (0.01%)
Logitech International S.A.C	(76)	(2,813)

Total Information Technology		(54,768)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (13.32%) (continued)
MATERIALS - (0.22%)
Construction Materials - (0.04%)
LafargeHolcim Ltd.A C	(159)	$(7,374)

Paper & Forest Products - (0.18%)
Domtar Corp.D	(215)	(9,957)
Louisiana-Pacific Corp.D	(973)	(21,182)

		(31,139)

Total Materials		(38,513)

REAL ESTATE - (0.14%)
Equity Real Estate Investment Trusts (REITs) - (0.14%)
Camden Property TrustD	(73)	(6,590)
Empire State Realty Trust, Inc., Class AD	(210)	(3,331)
Federal Realty Investment TrustD	(22)	(2,729)
Realty Income Corp.D	(49)	(2,953)
Regency Centers Corp.D	(72)	(4,562)
UDR, Inc.D	(117)	(4,585)

		(24,750)

Total Real Estate		(24,750)

UTILITIES - (1.58%)
Electric Utilities - (0.96%)
Southern Co.	(1,420)	(63,943)
Terna Rete Elettrica Nazionale SpAC	(9,997)	(51,680)
Xcel Energy, Inc.	(1,192)	(58,420)

		(174,043)

Multi-Utilities - (0.62%)
Avista Corp.	(1,110)	(57,076)
Public Service Enterprise Group, Inc.	(1,028)	(54,926)

		(112,002)

Total Utilities		(286,045)

TOTAL COMMON STOCKS (Proceeds $(2,487,535))		(2,407,118)

EXCHANGE-TRADED INSTRUMENTS - (8.53%)
EXCHANGE-TRADED FUNDS - (8.53%)
Consumer Discretionary Select Sector SPDR FundD	(1,734)	(182,729)
Consumer Staples Select Sector SPDR FundD	(1,882)	(103,529)
Energy Select Sector SPDR FundD	(120)	(8,059)
Health Care Select Sector SPDR FundD	(1,467)	(130,123)
Industrial Select Sector SPDR FundD	(681)	(47,588)
Invesco QQQ Trust, Series 1D	(197)	(33,455)
iShares 20+ Year Treasury Bond ETFD	(762)	(86,548)
iShares 3-7 Year Treasury Bond ETFD	(674)	(80,166)
iShares 7-10 Year Treasury Bond ETF, Class BD	(825)	(83,044)
iShares MSCI Emerging Markets ETFD	(612)	(23,966)
iShares Nasdaq Biotechnology ETFD	(94)	(9,783)
iShares Russell 2000 ETFD	(97)	(14,553)
iShares STOXX Europe 600 UCITS ETFC	(987)	(39,888)
Materials Select Sector SPDR FundD	(260)	(13,679)
Real Estate Select Sector SPDR FundD	(753)	(24,164)
SPDR S&P 500 ETF TrustD	(31)	(8,390)
SPDR S&P Homebuilders ETFD	(67)	(2,277)
SPDR S&P MidCap 400 ETF TrustD	(94)	(31,222)
SPDR S&P Pharmaceuticals ETFD	(1,207)	(52,239)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED INSTRUMENTS - (8.53%) (continued)
EXCHANGE-TRADED FUNDS - (8.53%) (continued)
SPDR S&P Regional Banking ETFD	(251)	$(13,551)
SPDR S&P Retail ETFD	(2,158)	(101,728)
SPDR S&P Telecom ETFD	(471)	(33,027)
Technology Select Sector SPDR FundD	(1,678)	(116,285)
Utilities Select Sector SPDR FundD	(1,191)	(63,945)
VanEck Vectors Pharmaceutical ETFD	(890)	(53,809)
Vanguard REIT ETFD	(214)	(16,760)
Vanguard Total International Bond ETFD	(3,078)	(167,843)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(1,404,377))		(1,542,350)

TOTAL SECURITIES SOLD SHORT (Proceeds $(3,891,912))		(3,949,468)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 86.95% (Cost $16,044,557)		15,715,389
TOTAL PURCHASED OPTIONS – 0.10% (Premiums Paid $19,787)		18,273
TOTAL SECURITIES SOLD SHORT - (21.85%) (Proceeds $(3,891,912))		(3,949,468)
OTHER ASSETS, NET OF LIABILITIES - 34.80%		6,289,164

NET ASSETS - 100.00%		$18,073,358

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $176,209 or 0.98% of net assets. The Fund has no right to demand registration of these securities.

C	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $598,232 or 3.31% of net assets.
D	This security or a piece thereof is held as segregated collateral at period end but may not be inclusive of post-settlement trade activity.
E

Tracking Stock–A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.

F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

LP - Limited Partnership.

MSCI - Morgan Stanley Capital International.

NASDAQ - National Association of Securities Dealers Automated Quotations.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

S&P - Standard & Poor’s.

S&P 500 - Standard & Poor’s U.S. Equity Large-Cap Index.

SPDR - Standard & Poor’s Depositary Receipt.

UCITS - Undertaking for Collective Investments in Transferable Securities.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Long Futures Contracts Open on October 31, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
FTSE China A50 Index Futures	3	November 2018	$34,502	$33,518	$(984)

			$34,502	$33,518	$(984)

OTC Swap Agreements Outstanding on October 31, 2018:

OTC Swap Agreement Contracts for Difference - Equity

Reference Entity	Counter -party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Electricite de France S.A.	MSC	Long	EUR	0.201%	10/26/2020	12,670	$208,158	$2,584
Gas Natural SDG S.A.	MSC	Long	EUR	0.172%	10/26/2020	5,390	133,869	(1,222)
Stoxx Europe 600 Utilities	MSC	Long	EUR	0.159%	10/26/2020	299	93,536	303
Suez	MSC	Long	EUR	0.169%	10/26/2020	20,692	291,188	8,557
Centrica PLC	MSC	Long	GBP	1.225%	10/26/2020	49,449	93,290	(284)
Korea Electric Power Corp.	MSC	Long	USD	4.552%	10/26/2020	1,701	40,693	(241)
Enagas S.A.	MSC	Short	EUR	(0.841%)	10/26/2020	(1,805)	47,529	(409)
Endesa S.A.	MSC	Short	EUR	(0.841%)	10/26/2020	(2,883)	60,301	(65)
Red Electrica Corp S.A.	MSC	Short	EUR	(0.841%)	10/26/2020	(2,574)	54,451	1,079
CLP Holdings Ltd.	MSC	Short	HKD	(0.234%)	10/27/2020	(4,948)	53,902	(1,578)

							$1,076,917	$8,724

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount*	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	1-Month AUD-RBACR	Qantas Airways Limited	MSC	1.000%	1/11/2019	3,631	19,506	$—	$(252)
Receive	6-Month AUD-BBR-BBSW	Woolworths Group Ltd.	MSC	1.000%	4/5/2019	341	9,125	—	(403)
Pay	1-Month HKD-HONIA	Air China Ltd.	MSC	1.220%	7/15/2019	41,558	305,655	—	(5,537)
Pay	1-Month USD-FEDEF	Alphabet, Inc.	MSC	2.700%	10/2/2019	62	52,453	(3)	15,165
Pay	1-Month USD-FEDEF	Caterpillar, Inc.	MSC	2.700%	10/2/2019	965	129,831	—	(12,757)
Pay	1-Month EUR-EURIBOR	Cie Plastic Omnium S.A.	MSC	0.130%	10/2/2019	513	15,896	—	(3,711)
Pay	1-Month USD-FEDEF	Delta Air Lines, Inc.	MSC	2.700%	10/2/2019	3,394	182,435	—	3,318
Pay	1-Day USD-FEDEF	Knight-Swift Transportation Holdings, Inc.	MSC	2.700%	10/2/2019	1,162	37,201	(7)	(11)
Pay	1-Month USD-FEDEF	Monster Beverage Corp.	MSC	2.700%	10/2/2019	861	46,974	—	(1,470)
Pay	1-Day USD-FEDEF	NVR, Inc.	MSC	2.700%	10/2/2019	48	92,464	(3)	15,012
Pay	1-Day USD-FEDEF	Rio Tinto PLC	MSC	2.700%	10/2/2019	2,594	112,530	—	15,328
Pay	1-Month GBP-LIBOR	Rio Tinto PLC	MSC	1.220%	10/2/2019	942	35,069	(298)	1,269
Pay	1-Day USD-FEDEF	Take-Two Interactive Software, Inc.	MSC	2.700%	10/2/2019	887	74,209	—	40,099
Receive	1-Day EUR-EONIA	Accor S.A.	MSC	0.400%	10/2/2019	318	13,818	—	1,093

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount*	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	1-Month EUR-EURIBOR	Air France	MSC	0.400%	10/2/2019	2,504	21,010	$—	$(480)
Receive	1-Day GBP-SONIA	Glencore PLC	MSC	0.350%	10/5/2019	4,471	13,790	—	(596)
Receive	1-Day GBP-SONIA	Qantas Airway, Inc.	MSC	0.350%	10/5/2019	490	2,826	—	(166)
Receive	1-Day USD-FEDEF	S&P 500 Total Return Index	MSC	2.400%	11/6/2019	15	77,134	25	(3,433)
Receive	1-Day USD-FEDEF	Utilities Select Sector Index	MSC	2.050%	11/6/2019	18	40,408	—	(671)
Receive	1-Day EUR-EONIA	Eutelsat Communications S.A.	MSC	0.400%	1/17/2020	944	17,271	—	412
Receive	1-Day GBP-SONIA	Ted Baker PLC	MSC	0.350%	1/17/2020	46	1,361	—	663
Receive	1-Day TWD-FEDEF	China Steel Corp.	MSC	1.700%	1/21/2020	4,020	81,547	—	(535)
Receive	1-Day BRL-FEDEF	Raia Drogasil S.A.	MSC	10.550%	1/21/2020	41	2,826	—	67
Receive	1-Day BRL-FEDEF	Telefonica Brasil S.A.	MSC	1.200%	1/21/2020	593	23,732	—	(510)
Receive	1-Day USD-FEDEF	Tremblant	MSC	1.850%	6/8/2020	92	9,015	—	1,064
Receive	1-Day USD-FEDEF	NASDAQ 100 Total Return Index	MSC	2.350%	10/26/2020	4	31,310	—	(569)

								$(286)	$62,389

*	Notional amounts are denominated in local currency.

Purchased Options Contracts Open on October 31, 2018:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - GrubHub, Inc.	CCP	118.00	11/16/2018	USD	1	100	$653	$20	$(633)
Call - Mondelez International, Inc.	CCP	42.50	11/16/2018	USD	9	900	314	441	127
Call - Procter & Gamble Co.	CCP	92.50	11/16/2018	USD	21	2,100	252	588	336
Call - Proofpoint, Inc.	CCP	100.00	11/16/2018	USD	3	300	1,516	150	(1,366)
Put - Mondelez International, Inc.	CCP	38.50	11/16/2018	USD	18	1,800	1,080	198	(882)
Call - Accor S.A.	MSC	46.00	12/21/2018	EUR	35	3,500	1,081	248	(833)
Call - GrubHub, Inc.	CCP	125.00	12/21/2018	USD	1	100	713	50	(663)
Call - Koninklijke Ahold N.V.	MSC	22.03	12/21/2018	EUR	6	600	1,130	82	(1,048)
Call - Qurate Retail, Inc.	CCP	22.50	12/21/2018	USD	5	500	724	625	(99)
Call - Restaurant Brands International, Inc.	CCP	60.00	12/21/2018	USD	3	300	369	165	(204)
Call - UniCredit SpA	MSC	15.50	12/21/2018	EUR	3	1,500	419	17	(402)
Call - Qurate Retail, Inc.	CCP	22.00	1/18/2019	USD	10	1,000	1,467	1,650	183
Call - Realogy Holdings Corp.	CCP	25.00	1/18/2019	USD	10	1,000	210	300	90
Put - Apple, Inc.	CCP	170.00	1/18/2019	USD	1	100	447	113	(334)
Put - Apple, Inc.	CCP	180.00	1/18/2019	USD	1	100	623	188	(435)
Call - Realogy Holdings Corp.	CCP	30.00	3/15/2019	USD	46	4,600	1,654	575	(1,079)
Call - Procter & Gamble Co.	CCP	82.50	6/21/2019	USD	5	500	668	4,425	3,757
Call - Realogy Holdings Corp.	CCP	30.00	6/21/2019	USD	7	700	252	280	28
Call - Koninklijke Ahold Delhaize N.V.	MSC	22.00	12/17/2021	EUR	7	700	$867	$955	$88

							$14,439	$11,070	$(3,369)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Exchange-Traded Fund Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - Financial Select Sector SPDR Fund	CCP	26.00	11/16/2018	USD	139	13,900	$3,391	$5,282	$1,891
Put - Financial Select Sector SPDR Fund	CCP	25.00	11/16/2018	USD	113	11,300	1,957	1,921	(36)

							$5,348	$7,203	$1,855

Forward Foreign Currency Contracts Open on October 31, 2018:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	10,810	USD	9,645	11/9/2018	MSC	$1,165	$—	$1,165
BRL	12,861	USD	11,708	11/9/2018	MSC	1,153	—	1,153
USD	144,653	CNH	143,986	11/9/2018	MSC	667	—	667
USD	23,416	BRL	23,671	11/9/2018	MSC	—	(255)	(255)
KRW	14,450	USD	14,608	11/20/2018	MSC	—	(158)	(158)
KRW	36,167	USD	36,264	11/20/2018	MSC	—	(97)	(97)
USD	32,637	KRW	31,831	11/20/2018	MSC	806	—	806
USD	32,280	KRW	31,470	11/20/2018	MSC	810	—	810
USD	25,748	KRW	25,211	11/20/2018	MSC	537	—	537
ILS	1,344	USD	1,380	12/3/2018	MSC	—	(36)	(36)
CAD	1,351	USD	1,365	12/3/2018	MSC	—	(14)	(14)
ILS	1,751	USD	1,767	12/3/2018	MSC	—	(16)	(16)
CAD	1,889	USD	1,912	12/3/2018	MSC	—	(23)	(23)
CAD	2,703	USD	2,752	12/3/2018	MSC	—	(49)	(49)
CAD	4,382	USD	4,415	12/3/2018	MSC	—	(33)	(33)
CAD	5,835	USD	5,896	12/3/2018	MSC	—	(61)	(61)
CAD	9,298	USD	9,404	12/3/2018	MSC	—	(106)	(106)
CAD	21,505	USD	21,896	12/3/2018	MSC	—	(391)	(391)
USD	34,875	ILS	32,981	12/3/2018	MSC	1,894	—	1,894
USD	18,903	ILS	18,335	12/3/2018	MSC	568	—	568
USD	14,377	CAD	14,230	12/3/2018	MSC	147	—	147
USD	12,147	ILS	11,667	12/3/2018	MSC	480	—	480
USD	8,118	CAD	8,185	12/3/2018	MSC	—	(67)	(67)
USD	5,967	CAD	6,006	12/3/2018	MSC	—	(39)	(39)
USD	4,820	CAD	4,816	12/3/2018	MSC	4	—	4
USD	1,273	ILS	1,245	12/3/2018	MSC	28	—	28
USD	1,199	CAD	1,189	12/3/2018	MSC	10	—	10
USD	1,050	ILS	1,029	12/3/2018	MSC	21	—	21
USD	1,011	ILS	984	12/3/2018	MSC	27	—	27
USD	996	CAD	983	12/3/2018	MSC	13	—	13
USD	808	CAD	804	12/3/2018	MSC	4	—	4
GBP	1,253	USD	1,283	12/4/2018	MSC	—	(30)	(30)
EUR	1,811	USD	1,845	12/4/2018	MSC	—	(34)	(34)
EUR	2,751	USD	2,840	12/4/2018	MSC	—	(89)	(89)
EUR	3,455	USD	3,592	12/4/2018	MSC	—	(137)	(137)
EUR	3,568	USD	3,660	12/4/2018	MSC	—	(92)	(92)
EUR	8,323	USD	8,389	12/4/2018	MSC	—	(66)	(66)
EUR	8,626	USD	8,737	12/4/2018	MSC	—	(111)	(111)
GBP	14,240	USD	14,298	12/4/2018	MSC	—	(58)	(58)
GBP	22,791	USD	23,245	12/4/2018	MSC	—	(454)	(454)
GBP	31,155	USD	32,164	12/4/2018	MSC	—	(1,009)	(1,009)
GBP	31,470	USD	31,619	12/4/2018	MSC	—	(149)	(149)

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	35,666	USD	36,983	12/4/2018	MSC	$—	$(1,317)	$(1,317)
USD	151,283	GBP	144,536	12/4/2018	MSC	6,747	—	6,747
USD	28,179	EUR	26,724	12/4/2018	MSC	1,455	—	1,455
USD	21,278	EUR	20,536	12/4/2018	MSC	742	—	742
USD	14,433	GBP	13,656	12/4/2018	MSC	777	—	777
USD	9,828	GBP	9,473	12/4/2018	MSC	355	—	355
USD	5,172	GBP	5,139	12/4/2018	MSC	33	—	33
USD	4,914	EUR	4,708	12/4/2018	MSC	206	—	206
USD	3,886	GBP	3,775	12/4/2018	MSC	111	—	111
USD	3,472	GBP	3,401	12/4/2018	MSC	71	—	71
USD	2,952	EUR	2,831	12/4/2018	MSC	121	—	121
USD	2,169	GBP	2,077	12/4/2018	MSC	92	—	92
USD	1,778	EUR	1,735	12/4/2018	MSC	43	—	43
USD	1,495	EUR	1,445	12/4/2018	MSC	50	—	50
GBP	323	USD	324	12/28/2018	MSC	—	(1)	(1)
CHF	6,847	USD	6,901	12/28/2018	MSC	—	(54)	(54)
TRY	7,416	USD	7,336	12/28/2018	MSC	80	—	80
EUR	20,306	USD	20,435	12/28/2018	MSC	—	(129)	(129)
EUR	22,502	USD	22,584	12/28/2018	MSC	—	(82)	(82)
CAD	24,380	USD	24,450	12/28/2018	MSC	—	(70)	(70)
SEK	24,499	USD	24,619	12/28/2018	MSC	—	(120)	(120)
JPY	36,553	USD	36,660	12/28/2018	MSC	—	(107)	(107)
USD	45,217	CAD	44,971	12/28/2018	MSC	246	—	246
USD	22,252	CAD	22,265	12/28/2018	MSC	—	(13)	(13)
USD	13,917	DKK	13,881	12/28/2018	MSC	36	—	36
USD	13,352	JPY	13,354	12/28/2018	MSC	—	(2)	(2)
USD	12,871	CAD	12,812	12/28/2018	MSC	59	—	59
USD	10,816	CAD	10,740	12/28/2018	MSC	76	—	76
USD	7,367	TRY	7,417	12/28/2018	MSC	—	(50)	(50)
USD	7,231	CAD	7,213	12/28/2018	MSC	18	—	18
DKK	25,377	USD	25,852	1/17/2019	MSC	—	(475)	(475)
SEK	26,090	USD	26,709	1/17/2019	MSC	—	(619)	(619)
USD	245,586	EUR	241,169	1/17/2019	MSC	4,417	—	4,417
USD	126,839	GBP	123,491	1/17/2019	MSC	3,348	—	3,348
USD	93,994	JPY	93,496	1/17/2019	MSC	498	—	498
USD	82,634	BRL	83,174	1/17/2019	MSC	—	(540)	(540)

						$27,915	$(7,153)	$20,762

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

MSC	Morgan Stanley & Co. Inc.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Index Abbreviations:

FTSE	Financial Times and Stock Exchange.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

Other Abbreviations:

BBR	Bank of England Base Rate
BBSW	Bank Bill Swap Rate
CCP	Central Counterparty Clearing House
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FEDEF	Effective Federal Funds Rate
HONIA	Hong Kong Dollar Overnight Index Average
LIBOR	London Interbank Offered Rate
NASDAQ	National Association of Securities Dealers Automated Quotations.
PLC	Public Limited Company.
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2018, the investments were classified as described below:

Grosvenor Long/Short Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,487,584	$1,121,294	$—	$13,608,878
Investment Companies	170,684	—	—	170,684
Exchange-Traded Instruments	222,292	—	—	222,292
Short-Term Investments	1,713,535	—	—	1,713,535

Total Investments in Securities - Assets	$14,594,095	$1,121,294	$—	$15,715,389

Liabilities
Common Stocks (Sold Short)	$(1,923,943)	$(483,175)	$—	$(2,407,118)
Exchange-Traded Instruments (Sold Short)	(1,502,462)	(39,888)	—	(1,542,350)

Total Investments in Securities - Liabilities	(3,426,405)	(523,063)	—	(3,949,468)

Total Investments in Securities	$11,167,690	$598,231	$—	$11,765,921

Financial Derivative Instruments - Assets
OTC Swap Agreement Contracts for Difference - Equity	$—	$12,523	$—	$12,523
Swap Contract Agreements	—	93,490	—	93,490
Purchased Options	18,273	—	—	18,273
Forward Foreign Currency Contracts	—	27,915	—	27,915

Total Financial Derivative Instruments - Assets	$18,273	$133,928	$—	$152,201

Financial Derivative Instruments - Liabilities
Futures Contracts	$(984)	$—	$—	$(984)
OTC Swap Agreement Contracts for Difference - Equity	—	(3,799)	—	(3,799)
Swap Contract Agreements	—	(31,101)	—	(31,101)
Forward Foreign Currency Contracts	—	(7,153)	—	(7,153)

Total Financial Derivative Instruments - Liabilities	$(984)	$(42,053)	$—	$(43,037)

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended October 31, 2018, there were no transfers into or out of level 3.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2018		Net Purchases	Net Sales		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2018	Change in Unrealized Appreciation (Depreciation) at Period end**
Rights	$0	(1)	$—	$0	(1)	$—	$—	$—	$—	$—	$—	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investment held in the Fund’s portfolio with $0 fair value.

The rights classified as Level 3 were fair valued using private valuation reports provided to the Fund’s Sub-Advisor from a pricing vendor.

See accompanying notes

American Beacon Grosvenor Long/Short FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Top 10 Long Exposures (% Net Assets)
Wyndham Hotels & Resorts, Inc.	1.8
Exelon Corp.	1.7
PayPal Holdings, Inc.	1.7
FirstEnergy Corp.	1.6
Teck Resources Ltd.	1.4
Alphabet, Inc.	1.3
LKQ Corp.	1.3
SS&C Technologies Holdings, Inc.	1.3
PG&E Corp.	1.2
Restaurant Brands International, Inc.	1.2

Top 10 Short Exposures (% Net Assets)
Consumer Discretionary Select Sector SPDR Fund	(1.0)
Vanguard Total International Bond ETF	(0.9)
Health Care Select Sector SPDR Fund	(0.7)
Technology Select Sector SPDR Fund	(0.6)
Consumer Staples Select Sector SPDR Fund	(0.6)
SPDR S&P Retail ETF	(0.6)
Lloyds Banking Group PLC	(0.5)
iShares 20+ Year Treasury Bond ETF	(0.5)
Close Brothers Group PLC	(0.5)
iShares 7-10 Year Treasury Bond ETF	(0.5)

Net Sector Exposures (% Investments)
Consumer Discretionary	23.7
Financials	20.4
Information Technology	18.8
Utilities	12.9
Communication Services	12.0
Industrials	9.8
Materials	6.6
Energy	3.5
Consumer Staples	2.2
Investment Companies	1.7
Real Estate	1.6
Exchange-Traded Instruments	(13.1)

Fund Level Exposure (% Net Assets)	Fund
Net Exposure	55.6
Gross Exposure	99.3
Long Exposure	77.5
Short Exposure	21.9

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG
COMMON STOCKS - 52.61%
Communication Services - 1.15%
Diversified Telecommunication Services - 0.11%
AT&T, Inc.	3,342	$102,533
Zayo Group Holdings, Inc.A	3,000	89,640

		192,173

Entertainment - 0.07%
Walt Disney Co.	1,100	126,313

Interactive Media & Services - 0.28%
Care.com, Inc.A	22,600	397,760
Facebook, Inc., Class AA	800	121,432

		519,192

Media - 0.12%
John Wiley & Sons, Inc., Class A	1,100	59,664
Omnicom Group, Inc.	2,100	156,072

		215,736

Wireless Telecommunication Services - 0.57%
Telephone & Data Systems, Inc.	34,200	1,054,386

Total Communication Services		2,107,800

Consumer Discretionary - 8.70%
Diversified Consumer Services - 0.23%
H&R Block, Inc.	3,200	84,928
K12, Inc.A	15,500	331,855

		416,783

Hotels, Restaurants & Leisure - 1.42%
Bloomin’ Brands, Inc.	33,800	674,310
Carnival Corp.	800	44,832
Carrols Restaurant Group, Inc.A	111,800	1,471,288
Darden Restaurants, Inc.	1,100	117,205
Del Frisco’s Restaurant Group, Inc.A	2,800	18,900
Del Taco Restaurants, Inc.A	16,150	176,035
McDonald’s Corp.	600	106,140

		2,608,710

Household Durables - 0.07%
Whirlpool Corp.	1,100	120,736

Internet & Direct Marketing Retail - 0.58%
eBay, Inc.A	7,500	217,725
Expedia Group, Inc.	300	37,629
Groupon, Inc.A	225,600	737,712
Nutrisystem, Inc.	2,100	74,676

		1,067,742

Leisure Products - 0.34%
Brunswick Corp.	3,700	192,363
MCBC Holdings, Inc.A	12,400	368,032
Vista Outdoor, Inc.A	4,900	61,250

		621,645

Multiline Retail - 0.11%
Dollar General Corp.	1,300	144,794

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 52.61% (continued)
Consumer Discretionary - 8.70% (continued)
Multiline Retail - 0.11% (continued)
Target Corp.	700	$58,541

		203,335

Specialty Retail - 5.78%
Aaron’s, Inc.	14,300	673,959
Abercrombie & Fitch Co., Class A	56,500	1,113,050
American Eagle Outfitters, Inc.	49,000	1,129,940
Bed Bath & Beyond, Inc.	25,035	343,981
Best Buy Co., Inc.	22,900	1,606,664
Children’s Place, Inc.	5,500	821,700
DSW, Inc., Class A	30,000	796,500
Hibbett Sports, Inc.A	33,470	584,721
Ross Stores, Inc.	1,000	99,000
Signet Jewelers Ltd.	8,200	459,610
Tiffany & Co.	500	55,650
TJX Cos, Inc.	1,500	164,820
Urban Outfitters, Inc.A	55,700	2,197,922
Williams-Sonoma, Inc.	2,200	130,636
Zumiez, Inc.A	18,300	425,658

		10,603,811

Textiles, Apparel & Luxury Goods - 0.17%
Carter’s, Inc.	1,400	134,372
Deckers Outdoor Corp.A	400	50,868
Michael Kors Holdings Ltd.A	700	38,787
PVH Corp.	800	96,632

		320,659

Total Consumer Discretionary		15,963,421

Consumer Staples - 1.19%
Beverages - 0.17%
Coca-Cola Bottling Co. Consolidated	200	34,526
Coca-Cola Co.	3,100	148,428
PepsiCo, Inc.	1,100	123,618

		306,572

Food & Staples Retailing - 0.10%
Performance Food Group Co.A	2,600	76,232
US Foods Holding Corp.A	1,800	52,506
Walmart, Inc.	500	50,140

		178,878

Food Products - 0.53%
Archer-Daniels-Midland Co.	1,500	70,875
Bunge Ltd.	1,000	61,800
Campbell Soup Co.	5,800	216,978
Flowers Foods, Inc.	3,200	61,792
Hershey Co.	700	75,005
Ingredion, Inc.	1,200	121,416
JM Smucker Co.	700	75,824
Lamb Weston Holdings, Inc.	1,800	140,688
McCormick & Co., Inc.	700	100,800
Tyson Foods, Inc., Class A	900	53,928

		979,106

Household Products - 0.08%
Procter & Gamble Co.	1,600	141,888

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 52.61% (continued)
Consumer Staples - 1.19% (continued)
Personal Products - 0.13%
Natural Health Trends Corp.	6,600	$150,084
USANA Health Sciences, Inc.A	800	93,616

		243,700

Tobacco - 0.18%
Philip Morris International, Inc.	3,800	334,666

Total Consumer Staples		2,184,810

Energy - 2.98%
Energy Equipment & Services - 0.23%
Matrix Service Co.A	2,840	57,737
SEACOR Holdings, Inc.A	7,700	369,523

		427,260

Oil, Gas & Consumable Fuels - 2.75%
Arch Coal, Inc., Class A	1,400	134,260
Centennial Resource Development, Inc., Class AA	3,700	70,892
Chevron Corp.	1,300	145,145
CONSOL Energy, Inc.A	12,300	490,032
EOG Resources, Inc.	1,300	136,942
Extraction Oil & Gas, Inc.A	11,400	91,086
Exxon Mobil Corp.	1,900	151,392
Laredo Petroleum, Inc.A	60,900	319,116
Newfield Exploration Co.A	40,300	814,060
Occidental Petroleum Corp.	1,500	100,605
Overseas Shipholding Group, Inc., Class AA	29,000	91,060
PBF Energy, Inc., Class A	34,100	1,427,085
Peabody Energy Corp.	2,400	85,080
Renewable Energy Group, Inc.A	16,200	503,496
SandRidge Energy, Inc.A	54,200	485,090

		5,045,341

Total Energy		5,472,601

Financials - 3.79%
Banks - 0.49%
BB&T Corp.	3,200	157,312
Cullen/Frost Bankers, Inc.	1,300	127,296
FCB Financial Holdings, Inc., Class AA	1,600	62,608
M&T Bank Corp.	900	148,869
People’s United Financial, Inc.	7,700	120,582
PNC Financial Services Group, Inc.	1,100	141,339
US Bancorp	2,800	146,356

		904,362

Capital Markets - 0.14%
Intercontinental Exchange, Inc.	2,300	177,192
Morgan Stanley	1,800	82,188

		259,380

Consumer Finance - 0.38%
Navient Corp.	31,400	363,612
Santander Consumer USA Holdings, Inc.	17,300	324,375

		687,987

Diversified Financial Services - 0.03%
Berkshire Hathaway, Inc., Class BA	300	61,584

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 52.61% (continued)
Financials - 3.79% (continued)
Insurance - 2.65%
Allstate Corp.	1,200	$114,864
Assured Guaranty Ltd.	52,500	2,098,950
Axis Capital Holdings Ltd.	2,200	122,738
Everest Re Group Ltd.	600	130,716
Reinsurance Group of America, Inc.	2,000	284,740
RenaissanceRe Holdings Ltd.	1,000	122,160
Third Point Reinsurance Ltd.A	112,617	1,245,544
Unum Group	20,400	739,704

		4,859,416

Thrifts & Mortgage Finance - 0.10%
Essent Group Ltd.A	2,000	78,840
MGIC Investment Corp.A	8,800	107,448

		186,288

Total Financials		6,959,017

Health Care - 3.64%
Biotechnology - 0.19%
Amgen, Inc.	400	77,116
Biogen, Inc.A	490	149,092
Gilead Sciences, Inc.	1,800	122,724

		348,932

Health Care Equipment & Supplies - 0.61%
Cantel Medical Corp.	1,500	118,725
Cerus Corp.A	39,800	266,660
Dentsply Sirona, Inc.	2,000	69,260
FONAR Corp.A	1,896	46,907
ICU Medical, Inc.A	900	229,257
LivaNova PLCA	900	100,791
NuVasive, Inc.A	800	44,936
Teleflex, Inc.	300	72,222
Varex Imaging Corp.A	4,600	119,416
Varian Medical Systems, Inc.A	500	59,685

		1,127,859

Health Care Providers & Services - 1.13%
Aetna, Inc.	700	138,880
Anthem, Inc.	390	107,472
Centene Corp.A	400	52,128
Cigna Corp.	800	171,048
Humana, Inc.	470	150,593
Owens & Minor, Inc.	7,300	57,670
Patterson Cos., Inc.	2,300	51,934
UnitedHealth Group, Inc.	240	62,724
Universal Health Services, Inc., Class B	1,100	133,716
WellCare Health Plans, Inc.A	4,170	1,150,879

		2,077,044

Health Care Technology - 0.40%
athenahealth, Inc.A	5,700	726,978

Life Sciences Tools & Services - 0.90%
Agilent Technologies, Inc.	2,800	181,412
Medpace Holdings, Inc.A	28,200	1,469,220

		1,650,632

Pharmaceuticals - 0.41%
Akorn, Inc.A	7,300	48,691

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 52.61% (continued)
Health Care - 3.64% (continued)
Pharmaceuticals - 0.41% (continued)
Bristol-Myers Squibb Co.	5,700	$288,078
Eli Lilly & Co.	1,400	151,816
Merck & Co., Inc.	1,300	95,693
Pfizer, Inc.	3,000	129,180
Tetraphase Pharmaceuticals, Inc.A	19,600	40,180

		753,638

Total Health Care		6,685,083

Industrials - 4.39%
Aerospace & Defense - 0.40%
Harris Corp.	900	133,839
Huntington Ingalls Industries, Inc.	480	104,870
Northrop Grumman Corp.	430	112,639
Raytheon Co.	800	140,032
Vectrus, Inc.A	8,761	234,795

		726,175

Air Freight & Logistics - 0.01%
CH Robinson Worldwide, Inc.	300	26,709

Building Products - 0.08%
JELD-WEN Holding, Inc.A	3,700	60,162
Masco Corp.	300	9,000
Owens Corning	1,500	70,905

		140,067

Commercial Services & Supplies - 0.14%
Pitney Bowes, Inc.	7,300	48,326
Stericycle, Inc.A	1,100	54,967
Waste Connections, Inc.	1,900	145,236

		248,529

Electrical Equipment - 1.24%
Atkore International Group, Inc.A	118,600	2,284,236

Machinery - 0.15%
Cummins, Inc.	600	82,014
Wabash National Corp.	4,500	67,950
Woodward, Inc.	1,600	117,824

		267,788

Professional Services - 0.62%
Barrett Business Services, Inc.	12,500	786,500
CRA International, Inc.	4,400	185,460
ManpowerGroup, Inc.	1,300	99,177
Nielsen Holdings PLC	2,900	75,342

		1,146,479

Road & Rail - 0.50%
ArcBest Corp.	22,700	842,624
Landstar System, Inc.	600	60,054
Ryder System, Inc.	400	22,124

		924,802

Trading Companies & Distributors - 1.25%
AerCap Holdings N.V.A	27,300	1,367,184
GMS, Inc.A	795	13,070
HD Supply Holdings, Inc.A	20,400	766,428
MSC Industrial Direct Co., Inc., Class A	1,400	113,484

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 52.61% (continued)
Industrials - 4.39% (continued)
Trading Companies & Distributors - 1.25% (continued)
WW Grainger, Inc.	140	$39,755

		2,299,921

Total Industrials		8,064,706

Information Technology - 8.44%
Communications Equipment - 0.45%
Cisco Systems, Inc.	2,800	128,100
CommScope Holding Co., Inc.A	3,100	74,586
EchoStar Corp., Class AA	4,100	166,255
F5 Networks, Inc.A	900	157,752
InterDigital, Inc.	600	42,570
Motorola Solutions, Inc.	1,300	159,328
Palo Alto Networks, Inc.A	500	91,520

		820,111

Electronic Equipment, Instruments & Components - 0.35%
Amphenol Corp., Class A	1,800	161,100
Daktronics, Inc.	9,300	67,983
IPG Photonics Corp.A	700	93,485
Jabil, Inc.	2,000	49,460
SYNNEX Corp.	1,236	95,926
TE Connectivity Ltd.	700	52,794
Tech Data Corp.A	1,800	127,188

		647,936

IT Services - 1.72%
Amdocs Ltd.	2,400	151,848
Automatic Data Processing, Inc.	500	72,040
CoreLogic, Inc.A	1,200	48,744
DXC Technology Co.	1,500	109,245
EVERTEC, Inc.	72,100	1,880,368
Genpact Ltd.	10,000	274,100
MoneyGram International, Inc.A	6,900	29,256
Perspecta, Inc.	12,600	308,574
VeriSign, Inc.A	1,400	199,556
Worldpay, Inc., Class AA	900	82,656

		3,156,387

Semiconductors & Semiconductor Equipment - 0.18%
Advanced Energy Industries, Inc.A	2,200	94,666
Maxim Integrated Products, Inc.	1,000	50,020
Skyworks Solutions, Inc.	700	60,732
Xilinx, Inc.	1,400	119,518

		324,936

Software - 5.34%
Adobe, Inc.A	2,600	638,976
American Software, Inc., Class A	2,900	33,379
Aspen Technology, Inc.A	22,400	1,901,536
Atlassian Corp. PLC, Class AA	1,200	91,092
Cadence Design Systems, Inc.A	5,900	262,963
Check Point Software Technologies Ltd.A	8,600	954,600
Citrix Systems, Inc.A	23,100	2,367,057
eGain Corp.A	9,600	71,712
Finjan Holdings, Inc.A	26,800	97,552
Intuit, Inc.	900	189,900
j2 Global, Inc.	13,900	1,012,476
LogMeIn, Inc.	1,400	120,568
MicroStrategy, Inc., Class AA	2,200	277,134

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 52.61% (continued)
Information Technology - 8.44% (continued)
Software - 5.34% (continued)
Nuance Communications, Inc.A	4,400	$76,516
Oracle Corp.	5,300	258,852
Paylocity Holding Corp.A	2,200	144,738
Progress Software Corp.	40,400	1,298,456

		9,797,507

Technology Hardware, Storage & Peripherals - 0.40%
Immersion Corp.A	48,857	489,059
NetApp, Inc.	2,600	204,074
Xerox Corp.	1,800	50,166

		743,299

Total Information Technology		15,490,176

Materials - 2.42%
Chemicals - 0.57%
Ecolab, Inc.	1,000	153,150
Huntsman Corp.	32,600	713,288
Linde PLC	500	82,735
Sherwin-Williams Co.	160	62,955
Trinseo S.A.	700	37,716

		1,049,844

Containers & Packaging - 0.11%
Berry Global Group, Inc.A	3,200	139,584
Greif, Inc., Class A	1,400	66,220

		205,804

Metals & Mining - 0.07%
Newmont Mining Corp.	4,100	126,772

Paper & Forest Products - 1.67%
Boise Cascade Co.	1,400	43,106
Louisiana-Pacific Corp.	62,800	1,367,156
Mercer International, Inc.	23,800	361,998
Resolute Forest Products, Inc.A	8,800	99,176
Verso Corp., Class AA	42,516	1,195,125

		3,066,561

Total Materials		4,448,981

Real Estate - 12.86%
Equity Real Estate Investment Trusts (REITs) - 12.86%
American Assets Trust, Inc.	62,600	2,401,336
American Homes 4 Rent, Class A	46,100	971,327
Brixmor Property Group, Inc.	18,500	299,700
Cedar Realty Trust, Inc.	49,200	185,484
CoreSite Realty Corp.	2,100	197,106
CyrusOne, Inc., REIT	5,800	308,734
Empire State Realty Trust, Inc., Class A	4,900	77,714
Equinix, Inc.	6,080	2,302,739
Equity LifeStyle Properties, Inc.	22,300	2,111,587
Host Hotels & Resorts, Inc.	67,100	1,282,281
Paramount Group, Inc.	164,100	2,344,989
PS Business Parks, Inc.	16,600	2,167,960
QTS Realty Trust, Inc., Class A	60,200	2,306,864
Retail Properties of America, Inc., Class A	7,700	94,479
Ryman Hospitality Properties, Inc.	28,700	2,226,833
Senior Housing Properties Trust	27,800	446,746

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 52.61% (continued)
Real Estate - 12.86% (continued)
Equity Real Estate Investment Trusts (REITs) - 12.86% (continued)
Simon Property Group, Inc.	7,700	$1,413,104
Taubman Centers, Inc.	24,100	1,325,741
Xenia Hotels & Resorts, Inc.	56,129	1,153,451

		23,618,175

Total Real Estate		23,618,175

Utilities - 3.05%
Electric Utilities - 0.29%
American Electric Power Co., Inc.	2,200	161,392
Evergy, Inc.	1,400	78,386
NextEra Energy, Inc.	900	155,250
Portland General Electric Co.	3,000	135,240

		530,268

Gas Utilities - 0.60%
UGI Corp.	20,700	1,098,342

Independent Power & Renewable Electricity Producers - 0.96%
Atlantica Yield PLC	90,000	1,764,900

Multi-Utilities - 1.20%
CenterPoint Energy, Inc.	70,600	1,906,906
Consolidated Edison, Inc.	2,000	152,000
DTE Energy Co.	1,301	146,120

		2,205,026

Total Utilities		5,598,536

Total Common Stocks (Cost $101,541,114)		96,593,306

EXCHANGE-TRADED INSTRUMENTS - 7.12%
Exchange-Traded Funds - 7.12%
Health Care Select Sector SPDR Fund	36,100	3,202,070
iShares MSCI Australia ETF	75,600	1,557,360
iShares MSCI Brazil ETF	21,300	855,195
iShares MSCI India ETF	400	12,076
iShares MSCI Sweden ETF	41,641	1,222,580
iShares MSCI Turkey ETF	56,764	1,325,439
Technology Select Sector SPDR Fund	47,300	3,277,890
VanEck Vectors Russia ETF	77,800	1,618,240

Total Exchange-Traded Funds		13,070,850

Total Exchange-Traded Instruments (Cost $13,115,266)		13,070,850

SHORT-TERM INVESTMENTS - 12.52% (Cost $22,983,312)
Investment Companies - 12.52%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.11%B C	22,983,312	22,983,312

TOTAL SECURITIES HELD LONG (Cost $137,639,692)		132,647,468

SECURITIES HELD SHORT
COMMON STOCKS - (46.64%)
Communication Services - (1.29%)
Diversified Telecommunication Services - (0.04%)
CenturyLink, Inc.	(3,800)	(78,432)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (46.64%) (continued)
Communication Services - (1.29%) (continued)
Entertainment - (0.11%)
Netflix, Inc.A	(470)	$(141,837)
Spotify Technology S.A.A	(400)	(59,876)

		(201,713)

Interactive Media & Services - (0.88%)
Alphabet, Inc., Class AA	(60)	(65,435)
Snap, Inc., Class AA	(234,360)	(1,549,119)

		(1,614,554)

Media - (0.26%)
Charter Communications, Inc., Class AA	(470)	(150,574)
Discovery, Inc., Class CA	(2,300)	(67,413)
Discovery, Inc., Class AA	(2,300)	(74,497)
DISH Network Corp., Class AA	(3,800)	(116,812)
GCI Liberty, Inc., Class AA	(1,400)	(66,262)

		(475,558)

Total Communication Services		(2,370,257)

Consumer Discretionary - (11.37%)
Auto Components - (1.57%)
Adient PLC	(18,800)	(571,896)
Aptiv PLC	(7,700)	(591,360)
Autoliv, Inc.	(9,000)	(750,060)
Cooper Tire & Rubber Co.	(10,700)	(330,523)
Veoneer, Inc.A	(18,800)	(631,304)

		(2,875,143)

Automobiles - (1.44%)
Tesla, Inc.A	(7,820)	(2,637,842)

Hotels, Restaurants & Leisure - (1.90%)
Caesars Entertainment Corp.A	(108,900)	(935,451)
MGM Resorts International	(4,200)	(112,056)
Papa John’s International, Inc.	(35,900)	(1,957,986)
Starbucks Corp.	(8,300)	(483,641)

		(3,489,134)

Household Durables - (1.11%)
Leggett & Platt, Inc.	(27,900)	(1,013,049)
Newell Brands, Inc.	(3,500)	(55,580)
Roku, Inc.A	(17,600)	(978,560)

		(2,047,189)

Internet & Direct Marketing Retail - (0.09%)
Amazon.com, Inc.A	(82)	(131,037)
Wayfair, Inc., Class AA	(300)	(33,087)

		(164,124)

Leisure Products - (0.30%)
Mattel, Inc.A	(40,400)	(548,632)

Multiline Retail - (0.59%)
Ollie’s Bargain Outlet Holdings, Inc.A	(11,700)	(1,086,930)

Specialty Retail - (4.35%)
Ascena Retail Group, Inc.A	(81,600)	(314,160)
Barnes & Noble, Inc.	(47,800)	(302,574)
Buckle, Inc.	(7,700)	(157,080)
Burlington Stores, Inc.A	(500)	(85,745)
Camping World Holdings, Inc., Class A	(23,600)	(404,740)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (46.64%) (continued)
Consumer Discretionary - (11.37%) (continued)
Specialty Retail - (4.35%) (continued)
CarMax, Inc.A	(26,100)	$(1,772,451)
Carvana Co.A	(50,638)	(1,962,223)
Five Below, Inc.A	(13,200)	(1,502,424)
Francesca’s Holdings Corp.A	(30,300)	(92,112)
Lithia Motors, Inc., Class A	(2,600)	(231,608)
Monro, Inc.	(15,700)	(1,168,080)

		(7,993,197)

Textiles, Apparel & Luxury Goods - (0.02%)
Under Armour, Inc., Class AA	(1,700)	(37,587)

Total Consumer Discretionary		(20,879,778)

Consumer Staples - (0.80%)
Beverages - (0.04%)
Molson Coors Brewing Co., Class B	(1,000)	(64,000)

Food & Staples Retailing - (0.68%)
Casey’s General Stores, Inc.	(5,300)	(668,383)
PriceSmart, Inc.	(8,200)	(575,230)

		(1,243,613)

Personal Products - (0.08%)
Herbalife Nutrition Ltd.A	(2,500)	(133,150)
Revlon, Inc., Class AA	(800)	(16,800)

		(149,950)

Total Consumer Staples		(1,457,563)

Energy - (2.09%)
Energy Equipment & Services - (1.27%)
Baker Hughes a GE Co.	(86,800)	(2,316,692)
Weatherford International PLCA	(19,400)	(26,190)

		(2,342,882)

Oil, Gas & Consumable Fuels - (0.82%)
Cheniere Energy, Inc.A	(1,900)	(114,779)
Delek US Holdings, Inc.	(1,200)	(44,064)
Golar LNG Ltd.	(20,000)	(535,600)
Hess Corp.	(700)	(40,180)
Marathon Petroleum Corp.	(900)	(63,405)
SemGroup Corp., Class A	(4,500)	(83,205)
Tellurian, Inc.A	(68,000)	(544,000)
Whiting Petroleum Corp.A	(2,000)	(74,600)

		(1,499,833)

Total Energy		(3,842,715)

Financials - (2.51%)
Banks - (0.51%)
First Financial Bankshares, Inc.	(11,900)	(701,981)
Glacier Bancorp, Inc.	(2,800)	(118,720)
United Bankshares, Inc.	(3,200)	(106,144)

		(926,845)

Capital Markets - (1.14%)
Affiliated Managers Group, Inc.	(300)	(34,098)
BlackRock, Inc.	(240)	(98,741)
CME Group, Inc.	(6,600)	(1,209,384)
Franklin Resources, Inc.	(1,600)	(48,800)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (46.64%) (continued)
Financials - (2.51%) (continued)
Capital Markets - (1.14%) (continued)
Moody’s Corp.	(800)	$(116,384)
Virtu Financial, Inc., Class A	(19,300)	(457,796)
WisdomTree Investments, Inc.	(15,800)	(122,766)

		(2,087,969)

Consumer Finance - (0.03%)
Capital One Financial Corp.	(600)	(53,580)

Insurance - (0.36%)
Marsh & McLennan Cos., Inc.	(1,400)	(118,650)
Trupanion, Inc.A	(21,600)	(545,616)

		(664,266)

Thrifts & Mortgage Finance - (0.47%)
LendingTree, Inc.A	(3,400)	(685,746)
New York Community Bancorp, Inc.	(6,600)	(63,228)
TFS Financial Corp.	(8,200)	(120,622)

		(869,596)

Total Financials		(4,602,256)

Health Care - (1.50%)
Biotechnology - (0.39%)
ACADIA Pharmaceuticals, Inc.A	(5,200)	(101,296)
Fate Therapeutics, Inc.A	(28,200)	(351,372)
Madrigal Pharmaceuticals, Inc.A	(1,100)	(209,946)
TG Therapeutics, Inc.A	(11,000)	(50,050)

		(712,664)

Health Care Equipment & Supplies - (0.77%)
ABIOMED, Inc.A	(260)	(88,712)
Align Technology, Inc.A	(420)	(92,904)
Sientra, Inc.A	(59,500)	(1,225,105)

		(1,406,721)

Health Care Providers & Services - (0.21%)
PetIQ, Inc.A	(12,505)	(395,908)

Life Sciences Tools & Services - (0.04%)
Illumina, Inc.A	(220)	(68,453)

Pharmaceuticals - (0.09%)
Allergan PLC	(900)	(142,209)
Mylan N.V.A	(900)	(28,125)

		(170,334)

Total Health Care		(2,754,080)

Industrials - (3.65%)
Aerospace & Defense - (0.12%)
Arconic, Inc.	(7,400)	(150,442)
Boeing Co.	(170)	(60,326)

		(210,768)

Air Freight & Logistics - (0.18%)
FedEx Corp.	(600)	(132,204)
United Parcel Service, Inc., Class B	(1,300)	(138,502)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (46.64%) (continued)
Industrials - (3.65%) (continued)
Air Freight & Logistics - (0.18%) (continued)
XPO Logistics, Inc.A	(600)	$(53,628)

		(324,334)

Airlines - (0.06%)
American Airlines Group, Inc.	(1,300)	(45,604)
Spirit Airlines, Inc.A	(1,200)	(62,280)

		(107,884)

Building Products - (0.58%)
AAON, Inc.	(8,300)	(286,267)
Johnson Controls International PLC	(24,300)	(776,871)

		(1,063,138)

Commercial Services & Supplies - (0.21%)
Multi-Color Corp.	(7,400)	(393,384)

Electrical Equipment - (0.16%)
Sunrun, Inc.A	(24,100)	(295,466)

Industrial Conglomerates - (0.06%)
General Electric Co.	(10,100)	(102,010)

Machinery - (1.50%)
Deere & Co.	(16,000)	(2,167,040)
Wabtec Corp.	(7,200)	(590,544)

		(2,757,584)

Marine - (0.73%)
Kirby Corp.A	(18,500)	(1,330,890)

Road & Rail - (0.02%)
Avis Budget Group, Inc.A	(1,600)	(44,992)

Trading Companies & Distributors - (0.03%)
United Rentals, Inc.A	(500)	(60,035)

Total Industrials		(6,690,485)

Information Technology - (6.14%)
Communications Equipment - (0.83%)
ViaSat, Inc.A	(23,900)	(1,523,864)

Internet Software & Services - (0.03%)
Alphabet, Inc., Class CA	(59)	(63,530)

IT Services - (1.21%)
First Data Corp., Class AA	(2,200)	(41,228)
GTT Communications, Inc.A	(17,100)	(613,890)
LiveRamp Holdings, Inc.A	(2,400)	(109,632)
MongoDB, Inc.A	(11,500)	(937,250)
PayPal Holdings, Inc.A	(1,600)	(134,704)
Square, Inc., Class AA	(5,300)	(389,285)

		(2,225,989)

Semiconductors & Semiconductor Equipment - (3.41%)
Adesto Technologies Corp.A	(14,725)	(58,753)
Advanced Micro Devices, Inc.A	(3,500)	(63,735)
Brooks Automation, Inc.	(2,100)	(65,163)
Cree, Inc.A	(52,300)	(2,030,286)
Impinj, Inc.A	(78,037)	(1,529,525)
MACOM Technology Solutions Holdings, Inc.A	(44,800)	(630,336)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (46.64%) (continued)
Information Technology - (6.14%) (continued)
Semiconductors & Semiconductor Equipment - (3.41%) (continued)
Marvell Technology Group Ltd.	(3,100)	$(50,871)
Microchip Technology, Inc.	(21,200)	(1,394,536)
Universal Display Corp.	(2,400)	(295,224)
Veeco Instruments, Inc.A	(16,000)	(152,160)

		(6,270,589)

Software - (0.26%)
Activision Blizzard, Inc.	(1,600)	(110,480)
Autodesk, Inc.A	(900)	(116,325)
Paycom Software, Inc.A	(400)	(50,080)
Splunk, Inc.A	(1,000)	(99,840)
Workday, Inc., Class AA	(700)	(93,114)

		(469,839)

Technology Hardware, Storage & Peripherals - (0.40%)
3D Systems Corp.A	(60,091)	(725,899)

Total Information Technology		(11,279,710)

Materials - (1.98%)
Chemicals - (1.62%)
Albemarle Corp.	(1,200)	(119,064)
DowDuPont, Inc.	(20,000)	(1,078,400)
PPG Industries, Inc.	(7,200)	(756,648)
Sensient Technologies Corp.	(11,500)	(745,890)
Valvoline, Inc.	(13,600)	(270,912)

		(2,970,914)

Construction Materials - (0.34%)
Martin Marietta Materials, Inc.	(3,300)	(565,224)
Vulcan Materials Co.	(600)	(60,684)

		(625,908)

Metals & Mining - (0.02%)
United States Steel Corp.	(1,700)	(45,101)

Total Materials		(3,641,923)

Real Estate - (13.32%)
Equity Real Estate Investment Trusts (REITs) - (12.12%)
Acadia Realty Trust	(10,300)	(286,752)
Chesapeake Lodging Trust	(22,600)	(664,214)
Community Healthcare Trust, Inc.	(31,681)	(941,559)
Duke Realty Corp.	(76,200)	(2,100,834)
Easterly Government Properties, Inc.	(20,200)	(367,034)
EPR Properties	(10,400)	(714,896)
Government Properties Income Trust	(91,300)	(806,179)
Hersha Hospitality Trust	(110,000)	(1,931,600)
Iron Mountain, Inc.	(16,500)	(505,065)
JBG SMITH Properties	(56,000)	(2,098,880)
Life Storage, Inc.	(3,400)	(320,144)
Mack-Cali Realty Corp.	(78,300)	(1,589,490)
Omega Healthcare Investors, Inc.	(75,400)	(2,514,590)
Prologis, Inc.	(900)	(58,023)
Sabra Health Care, Inc.	(70,000)	(1,515,500)
SBA Communications Corp.A	(900)	(145,953)
Seritage Growth Properties	(48,000)	(1,824,960)
SITE Centers Corp.	(50,100)	(622,743)
Uniti Group, Inc.A	(4,400)	(84,216)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (46.64%) (continued)
Real Estate - (13.32%) (continued)
Equity Real Estate Investment Trusts (REITs) - (12.12%) (continued)
Washington Prime Group, Inc.	(82,100)	$(525,440)
Welltower, Inc.	(7,300)	(482,311)
Weyerhaeuser Co.	(21,700)	(577,871)
WP Carey, Inc.	(23,800)	(1,571,038)

		(22,249,292)

Real Estate Management & Development - (1.20%)
Redfin Corp.A	(142,700)	(2,204,715)

Total Real Estate		(24,454,007)

Utilities - (1.99%)
Electric Utilities - (1.07%)
Duke Energy Corp.	(700)	(57,841)
PPL Corp.	(3,500)	(106,400)
Southern Co.	(40,000)	(1,801,200)

		(1,965,441)

Multi-Utilities - (0.92%)
Sempra Energy	(15,301)	(1,684,836)

		(1,684,836)

Total Utilities		(3,650,277)

TOTAL COMMON STOCKS (Proceeds $(90,492,222))		(85,623,051)

EXCHANGE-TRADED INSTRUMENTS - (6.84%)
Exchange-Traded Funds - (6.84%)
Communication Services Select Sector SPDR Fund	(11,700)	(540,955)
Energy Select Sector SPDR Fund	(12,000)	(812,910)
Global X MSCI Argentina ETF	(25,499)	(645,635)
Global X MSCI Greece ETF	(10,600)	(81,726)
Industrial Select Sector SPDR Fund	(46,100)	(3,221,468)
iShares MSCI Malaysia ETF	(52,700)	(1,593,648)
iShares MSCI Mexico ETF	(27,300)	(1,148,784)
iShares MSCI Peru ETF	(18,400)	(641,240)
iShares MSCI South Africa ETF	(6,500)	(313,755)
iShares MSCI Thailand ETF	(18,100)	(1,569,270)
Utilities Select Sector SPDR Fund	(34,400)	(1,846,936)
VanEck Vectors Vietnam ETF	(9,800)	(148,764)

Total Exchange-Traded Funds		(12,565,091)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(13,353,121))		(12,565,091)

TOTAL SECURITITES SOLD SHORT (Proceeds $(103,845,343))		(98,188,142)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 72.25% (Cost $137,639,692)		132,647,468
TOTAL SECURITIES SOLD SHORT - (53.48%) (Proceeds $(103,845,343))		(98,188,142)
OTHER ASSETS, NET OF LIABILITIES - 81.23%		149,147,707

NET ASSETS - 100.00%		$183,607,033

Percentages are stated as a percent of net assets.

A	Non-income producing security.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

ETF - Exchange-Traded Fund.

MSCI - Morgan Stanley Capital International.

PLC - Public Limited Company.

SPDR - Standard & Poor’s Depositary Receipt.

Long Futures Contracts Open on October 31, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	90	December 2018	$8,118,513	$8,156,250	$37,737
Mini MSCI Emerging Markets Index Futures	57	December 2018	2,737,483	2,726,595	(10,888)

			$10,855,996	$10,882,845	$26,849

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	79	December 2018	$9,364,993	$9,356,563	$(8,430)

			$9,364,993	$9,356,563	$(8,430)

Short Futures Contracts Open on October 31, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	22	December 2018	$(3,023,641)	$(2,982,210)	$41,431
S&P/TSX 60 Index Futures	1	December 2018	(143,657)	(135,850)	7,807

			$(3,167,298)	$(3,118,060)	$49,238

OTC Swap Agreement Contracts for Difference Outstanding on October 31, 2018:

OTC Swap Agreement Contracts for Difference-Equity

Reference Entity	Counter -party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Geberit AG	MSC	Long	CHF	(0.484%)	10/23/2019	332	$140,933	$(10,793)
Givaudan S.A.	MSC	Long	CHF	(0.484%)	10/23/2019	78	180,054	9,460
Kuehne + Nagel International AG	MSC	Long	CHF	(0.484%)	10/23/2019	505	67,850	2,485
Logitech International S.A.	MSC	Long	CHF	(0.484%)	10/23/2019	65,302	2,525,666	(106,136)
Nestle S.A.	MSC	Long	CHF	(0.484%)	10/23/2019	1,870	154,337	3,904
Partners Group Holding AG	MSC	Long	CHF	(0.484%)	10/23/2019	227	158,758	3,159
Roche Holding AG	MSC	Long	CHF	(0.484%)	10/23/2019	247	60,000	184
Siegfried Holding AG	MSC	Long	CHF	(0.484%)	10/23/2019	1,900	770,653	(7,555)
Sika AG	MSC	Long	CHF	(0.484%)	10/23/2019	1,200	144,826	9,305

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Reference Entity	Counter -party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sonova Holding AG	MSC	Long	CHF	(0.484%)	10/23/2019	625	$97,984	$4,256
Swatch Group AG	MSC	Long	CHF	(0.484%)	10/23/2019	8,890	563,413	30,932
Swiss Prime Site AG	MSC	Long	CHF	(0.484%)	10/23/2019	570	45,474	878
Swiss Re AG	MSC	Long	CHF	(0.484%)	10/23/2019	710	63,991	212
Swisscom AG	MSC	Long	CHF	(0.484%)	10/23/2019	313	139,028	4,543
Coloplast A/S	MSC	Long	DKK	(0.088%)	10/23/2019	840	81,210	(2,755)
Danske Bank A/S	MSC	Long	DKK	(0.088%)	10/23/2019	24,670	479,471	(6,092)
DSV A/S	MSC	Long	DKK	(0.088%)	10/23/2019	1,420	108,503	5,706
H Lundbeck A/S	MSC	Long	DKK	(0.088%)	10/23/2019	5,286	261,473	(14,541)
Orsted A/S	MSC	Long	DKK	(0.088%)	10/23/2019	2,080	132,987	(790)
Scandinavian Tobacco Group A/S	MSC	Long	DKK	(0.088%)	10/23/2019	12,191	183,071	1,978
Vestas Wind Systems A/S	MSC	Long	DKK	(0.088%)	10/23/2019	1,020	64,549	(558)
Ageas	MSC	Long	EUR	(0.069%)	03/22/2019	1,710	86,607	(949)
Allianz SE	MSC	Long	EUR	(0.619%)	03/22/2019	943	194,337	2,731
Amadeus IT Group S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	1,840	151,858	(3,461)
ANDRITZ AG	MSC	Long	EUR	(0.069%)	03/22/2019	1,290	66,621	263
ArcelorMittal	MSC	Long	EUR	(0.069%)	03/22/2019	9,810	261,986	(17,006)
Arkema S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	21,761	2,273,130	14,481
ASR Nederland N.V.	MSC	Long	EUR	(0.069%)	03/22/2019	4,150	180,778	8,060
AURELIUS Equity Opportunities SE & Co. KGaA	MSC	Long	EUR	(2.598%)	03/22/2019	27,770	1,270,925	23,536
Barco N.V.	MSC	Long	EUR	(0.069%)	03/22/2019	763	87,143	(173)
Beneteau S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	14,196	203,955	32,170
C&C Group PLC	MSC	Long	EUR	(0.069%)	03/22/2019	2,107	8,069	(239)
Cewe Stiftung & Co. KGaA	MSC	Long	EUR	(0.119%)	03/22/2019	570	43,659	1,033
Christian Dior SE	MSC	Long	EUR	(0.119%)	03/22/2019	3,167	1,175,190	52,749
Cia de Distribucion Integral Logista Holdings S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	76,035	1,892,756	(56,008)
Cie d’Entreprises CFE	MSC	Long	EUR	(0.069%)	03/22/2019	610	62,735	2,026
Colruyt S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	2,880	163,877	3,590
Covestro AG	MSC	Long	EUR	(0.119%)	03/22/2019	38,447	2,468,684	19,597
CTS Eventim AG & Co. KGaA	MSC	Long	EUR	(0.119%)	03/22/2019	12,570	481,394	(9,115)
Dassault Aviation S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	142	228,307	7,401
Deutsche Lufthansa AG	MSC	Long	EUR	(0.119%)	03/20/2019	1,268	25,442	74
Deutz AG	MSC	Long	EUR	(0.119%)	03/22/2019	62,888	440,714	28,146
Eiffage S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	24,141	2,387,150	(23,308)
Elisa OYJ	MSC	Long	EUR	(0.069%)	03/22/2019	1,180	47,076	(80)
Essilor International Cie Generale d’Optique S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	414	54,531	2,111
Falck Renewables SpA	MSC	Long	EUR	(0.069%)	03/22/2019	129,530	259,185	3,229
ForFarmers N.V.	MSC	Long	EUR	(0.069%)	03/22/2019	21,010	231,626	5,713
Galp Energia SGPS S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	4,200	74,594	(1,332)
Glanbia PLC	MSC	Long	EUR	(0.069%)	03/22/2019	3,280	54,371	3,679
Green REIT PLC	MSC	Long	EUR	(0.069%)	03/22/2019	81,300	137,684	(3,378)
Groupe Bruxelles Lambert S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	750	68,204	1,632
Heijmans N.V.	MSC	Long	EUR	(0.069%)	03/22/2019	3,408	35,255	1,622
Hermes International	MSC	Long	EUR	(0.119%)	03/22/2019	107	59,539	1,685
HOCHTIEF AG	MSC	Long	EUR	(0.119%)	03/22/2019	15,657	2,308,230	15,731
Iberdrola S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	7,600	53,837	34
Ipsen S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	11,718	1,669,042	(41,273)
IPSOS	MSC	Long	EUR	(0.119%)	03/22/2019	14,370	417,109	(33,833)
Jacquet Metal Service	MSC	Long	EUR	(0.119%)	03/22/2019	10,995	218,262	9,966
Kaufman & Broad S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	6,000	239,572	6,934
KBC Group N.V.	MSC	Long	EUR	(0.069%)	03/22/2019	1,650	117,743	(3,889)
Kering S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	2,652	1,138,633	44,074
Kerry Group PLC	MSC	Long	EUR	(0.069%)	03/22/2019	1,080	110,928	(184)
Kesko OYJ	MSC	Long	EUR	(0.069%)	03/22/2019	1,120	59,568	5,939

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Reference Entity	Counter -party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Kingspan Group PLC	MSC	Long	EUR	(0.069%)	03/22/2019	1,690	$77,628	$(4,098)
Maire Tecnimont SpA	MSC	Long	EUR	(0.069%)	03/22/2019	26,300	112,581	2,682
MAN SE	MSC	Long	EUR	(0.119%)	03/22/2019	1,500	155,086	1,275
Mediaset Espana Comunicacion S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	333,492	2,258,802	12,910
Mersen S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	12,589	378,708	37,086
Moncler SpA	MSC	Long	EUR	(0.069%)	03/22/2019	13,360	458,494	6,228
Neste OYJ	MSC	Long	EUR	(0.069%)	03/22/2019	1,017	80,846	2,996
NH Hotel Group S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	215,413	1,525,460	(183,055)
NN Group N.V.	MSC	Long	EUR	(0.069%)	03/22/2019	25,010	1,090,008	(13,180)
OMV AG	MSC	Long	EUR	(0.069%)	03/22/2019	2,110	115,401	2,056
Outotec OYJ	MSC	Long	EUR	(0.069%)	03/22/2019	34,600	122,560	11,516
Paddy Power Betfair PLC	MSC	Long	EUR	(0.069%)	03/22/2019	780	64,914	2,430
Peugeot S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	106,501	2,406,346	131,363
Pharming Group N.V.	MSC	Long	EUR	(0.069%)	03/20/2019	63,200	66,544	2,344
Proximus SADP	MSC	Long	EUR	(0.069%)	03/22/2019	2,530	65,216	(573)
Repsol S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	4,010	72,378	(477)
Siemens Healthineers AG	MSC	Long	EUR	(0.119%)	03/22/2019	1,850	72,935	3,763
Siltronic AG	MSC	Long	EUR	(0.119%)	03/22/2019	22,423	2,289,355	(229,407)
Snam SpA	MSC	Long	EUR	(0.069%)	03/22/2019	11,900	48,661	607
Tenaris S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	6,670	103,461	(4,194)
Thales S.A.	MSC	Long	EUR	(0.119%)	03/22/2019	600	78,418	(1,598)
UCB S.A.	MSC	Long	EUR	(0.069%)	03/22/2019	23,924	1,964,205	46,598
Unipol Gruppo SpA	MSC	Long	EUR	(0.069%)	03/22/2019	45,200	179,505	2,714
3i Group PLC	MSC	Long	GBP	0.970%	10/23/2019	200,950	2,188,815	66,084
Admiral Group PLC	MSC	Long	GBP	0.970%	10/23/2019	3,690	94,392	519
Ashtead Group PLC	MSC	Long	GBP	0.970%	10/23/2019	14,740	340,937	23,596
Auto Trader Group PLC	MSC	Long	GBP	0.970%	10/23/2019	30,300	152,889	5,691
Avast PLC	MSC	Long	GBP	0.970%	10/23/2019	82,039	309,549	(19,917)
BAE Systems PLC	MSC	Long	GBP	0.970%	10/23/2019	4,200	28,894	(676)
Bovis Homes Group PLC	MSC	Long	GBP	0.970%	10/23/2019	4,360	52,356	1,627
Burberry Group PLC	MSC	Long	GBP	0.970%	10/23/2019	16,969	369,855	22,808
Carnival PLC	MSC	Long	GBP	0.970%	10/23/2019	1,030	56,210	(105)
Conviviality PLC	MSC	Long	GBP	(0.851%)	01/15/2020	105,604	—	136,555
Countryside Properties PLC	MSC	Long	GBP	0.970%	10/23/2019	82,700	290,592	25,995
Diageo PLC	MSC	Long	GBP	0.970%	10/23/2019	1,790	61,433	515
Direct Line Insurance Group PLC	MSC	Long	GBP	0.970%	10/23/2019	21,549	90,340	385
Drax Group PLC	MSC	Long	GBP	0.970%	10/23/2019	151,459	783,396	(6,193)
Evraz PLC	MSC	Long	GBP	0.970%	10/23/2019	321,895	2,147,828	85,537
Games Workshop Group PLC	MSC	Long	GBP	0.970%	10/23/2019	1,370	55,491	(1,751)
Gulf Keystone Petroleum Ltd.	MSC	Long	GBP	0.970%	10/23/2019	68,314	195,526	(1,309)
JD Sports Fashion PLC	MSC	Long	GBP	0.970%	10/23/2019	37,000	183,111	9,920
Just Eat PLC	MSC	Long	GBP	0.970%	10/23/2019	8,100	63,299	(414)
Kingfisher PLC	MSC	Long	GBP	0.970%	10/23/2019	34,600	107,563	5,040
Marks & Spencer Group PLC	MSC	Long	GBP	0.970%	10/23/2019	20,300	73,068	3,709
Meggitt PLC	MSC	Long	GBP	0.970%	10/23/2019	18,900	124,683	3,261
Moneysupermarket.com Group PLC	MSC	Long	GBP	0.970%	10/23/2019	653,499	2,407,858	41,220
Next PLC	MSC	Long	GBP	0.970%	10/23/2019	350	22,602	671
Pagegroup PLC	MSC	Long	GBP	0.970%	10/23/2019	19,500	124,382	697
Paragon Banking Group PLC	MSC	Long	GBP	0.970%	10/23/2019	158,869	864,758	(812)
Persimmon PLC	MSC	Long	GBP	0.970%	10/23/2019	52,380	1,470,186	65,155
Plus500 Ltd.	MSC	Long	GBP	0.970%	10/23/2019	96,284	1,535,375	130,408

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Reference Entity	Counter -party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Polymetal International PLC	MSC	Long	GBP	0.970%	10/23/2019	22,000	$205,713	$(2,136)
RELX PLC	MSC	Long	GBP	0.970%	10/23/2019	3,000	59,093	323
Rightmove PLC	MSC	Long	GBP	0.970%	10/23/2019	9,500	52,645	2,240
Royal Dutch Shell PLC	MSC	Long	GBP	0.970%	10/23/2019	1,430	46,566	301
Royal Mail PLC	MSC	Long	GBP	0.970%	10/23/2019	12,800	58,699	16
SSP Group PLC	MSC	Long	GBP	0.970%	10/23/2019	192,300	1,641,112	(744)
Thomas Cook Group PLC	MSC	Long	GBP	0.970%	10/23/2019	498,531	266,520	20,894
Vesuvius PLC	MSC	Long	GBP	0.970%	10/23/2019	27,100	187,678	693
William Hill PLC	MSC	Long	GBP	0.970%	10/23/2019	41,800	111,072	1,196
Wm Morrison Supermarkets PLC	MSC	Long	GBP	0.970%	10/23/2019	23,400	74,778	(598)
Azrieli Group Ltd.	MSC	Long	ILS	0.810%	03/01/2019	2,960	144,334	(716)
Bank Hapoalim BM	MSC	Long	ILS	0.810%	03/01/2019	22,900	158,729	(3,691)
Bank Leumi Le-Israel BM	MSC	Long	ILS	0.810%	03/01/2019	27,700	176,818	(4,019)
Bezeq The Israeli Telecommunication Corp. Ltd.	MSC	Long	ILS	0.810%	03/01/2019	93,700	103,739	3,952
Elbit Systems Ltd.	MSC	Long	ILS	0.810%	03/01/2019	758	89,949	672
Israel Chemicals Ltd.	MSC	Long	ILS	0.810%	03/01/2019	27,300	164,877	(7,481)
Israel Discount Bank Ltd.	MSC	Long	ILS	0.810%	03/01/2019	51,000	172,914	(6,166)
Mizrahi Tefahot Bank Ltd.	MSC	Long	ILS	0.810%	03/01/2019	8,820	152,268	(3,744)
Nice Ltd.	MSC	Long	ILS	0.810%	03/01/2019	1,720	183,589	(1,340)
Austevoll Seafood ASA	MSC	Long	NOK	1.260%	10/23/2019	23,810	364,305	19,830
Bakkafrost P/F	MSC	Long	NOK	1.260%	10/23/2019	2,230	126,147	(544)
DNB ASA	MSC	Long	NOK	1.260%	10/23/2019	8,470	161,994	(8,263)
Elkem ASA	MSC	Long	NOK	1.260%	10/23/2019	100,173	374,236	(75,026)
Entra ASA	MSC	Long	NOK	1.260%	10/23/2019	38,626	525,207	(387)
Equinor ASA	MSC	Long	NOK	1.260%	10/21/2019	6,860	174,401	4,588
Marine Harvest ASA	MSC	Long	NOK	1.260%	10/23/2019	4,520	108,309	1,398
Spectrum ASA	MSC	Long	NOK	1.260%	10/23/2019	37,751	251,525	(898)
Telenor ASA	MSC	Long	NOK	1.260%	10/23/2019	10,320	187,001	2,885
BioGaia AB	MSC	Long	SEK	(0.168%)	10/23/2019	2,971	122,712	(2,275)
Cloetta AB	MSC	Long	SEK	(0.168%)	10/23/2019	45,100	126,697	9,495
Dustin Group AB	MSC	Long	SEK	(0.168%)	10/23/2019	52,481	445,586	(24,117)
G5 Entertainment AB	MSC	Long	SEK	(0.168%)	10/23/2019	33,567	914,492	47,010
Lundin Petroleum AB	MSC	Long	SEK	(0.168%)	10/23/2019	49,658	1,469,111	48,930
Nobina AB	MSC	Long	SEK	(0.168%)	10/23/2019	61,235	407,353	2,010
Nolato AB	MSC	Long	SEK	(0.168%)	10/23/2019	17,215	931,411	(137,499)
Scandic Hotels Group AB	MSC	Long	SEK	(0.168%)	10/21/2019	5,979	53,892	831
SSAB AB	MSC	Long	SEK	(0.168%)	10/23/2019	170,725	575,200	(20,605)
SSAB AB	MSC	Long	SEK	(0.168%)	10/23/2019	15,900	62,278	1,307
Swedish Match AB	MSC	Long	SEK	(0.168%)	10/23/2019	12,740	620,946	29,038
Swedish Orphan Biovitrum AB	MSC	Long	SEK	(0.168%)	10/23/2019	102,479	2,360,509	(266,012)
Tethys Oil AB	MSC	Long	SEK	(0.168%)	10/23/2019	12,338	121,467	(2,497)
Wihlborgs Fastigheter AB	MSC	Long	SEK	(0.168%)	10/23/2019	5,500	61,671	576
ams AG	MSC	Short	CHF	(1.084%)	10/23/2019	(21,480)	1,063,430	226,780
COSMO Pharmaceuticals N.V.	MSC	Short	CHF	(7.784%)	10/23/2019	(4,653)	581,914	(4,626)
Credit Suisse Group AG	MSC	Short	CHF	(1.084%)	10/23/2019	(4,440)	57,646	(706)
Kudelski S.A.	MSC	Short	CHF	(13.784%)	10/23/2019	(28,437)	189,128	(11,308)
LafargeHolcim Ltd.	MSC	Short	CHF	(1.084%)	10/23/2019	(30,130)	1,293,738	(103,582)
Meyer Burger Technology AG	MSC	Short	CHF	(5.284%)	10/23/2019	(180,292)	90,155	(4,481)
VAT Group AG	MSC	Short	CHF	(1.084%)	10/23/2019	(1,890)	179,579	(10,567)
Vifor Pharma AG	MSC	Short	CHF	(1.084%)	10/23/2019	(1,316)	184,452	(5,968)
ALK-Abello A/S	MSC	Short	DKK	(0.688%)	10/23/2019	(1,995)	307,217	(12,725)
Ambu A/S	MSC	Short	DKK	(0.688%)	10/23/2019	(66,230)	1,356,432	(24,554)
Chr Hansen Holding A/S	MSC	Short	DKK	(0.688%)	10/23/2019	(4,800)	494,929	9,586
Aegon N.V.	MSC	Short	EUR	(0.669%)	03/22/2019	(14,200)	86,239	(1,094)
Air France-KLM	MSC	Short	EUR	(0.619%)	03/22/2019	(45,200)	419,842	(18,549)

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Reference Entity	Counter -party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Airbus SE	MSC	Short	EUR	(0.619%)	03/22/2019	(1,340)	$146,226	$(2,126)
Akzo Nobel N.V.	MSC	Short	EUR	(0.669%)	03/22/2019	(3,950)	327,892	(4,551)
Altice Europe N.V.	MSC	Short	EUR	(2.994%)	03/22/2019	(18,200)	47,058	3,609
Altran Technologies S.A.	MSC	Short	EUR	(0.619%)	03/22/2019	(74,500)	628,569	(111,726)
ASML Holding N.V.	MSC	Short	EUR	(0.669%)	03/22/2019	(422)	73,051	889
Banco BPM SpA	MSC	Short	EUR	(0.881%)	03/22/2019	(822,900)	1,551,635	2,941
Banco Comercial Portugues S.A.	MSC	Short	EUR	(0.669%)	03/22/2019	(1,013,300)	258,225	(15,257)
Banco Santander S.A.	MSC	Short	EUR	(0.669%)	03/22/2019	(13,500)	62,722	(1,445)
Banco Santander S.A.	MSC	Short	EUR	(0.669%)	03/22/2019	(13,500)	506	(18)
Bankia S.A.	MSC	Short	EUR	(0.669%)	03/22/2019	(29,800)	95,656	1,823
Bayer AG	MSC	Short	EUR	(0.619%)	03/22/2019	(780)	67,644	7,742
Bayerische Motoren Werke AG	MSC	Short	EUR	(0.619%)	03/22/2019	(2,780)	232,032	(8,083)
Boskalis Westminster	MSC	Short	EUR	(2.369%)	03/22/2019	(40,650)	1,134,168	(38,480)
Credito Valtellinese SpA	MSC	Short	EUR	(7.994%)	03/22/2019	(13,696,172)	1,437,257	3,354
Daimler AG	MSC	Short	EUR	(0.619%)	03/22/2019	(41,000)	2,371,133	(61,252)
DBV Technologies S.A.	MSC	Short	EUR	(0.996%)	03/22/2019	(20,572)	767,457	4,783
Deutsche Bank AG	MSC	Short	EUR	(0.619%)	03/22/2019	(85,090)	897,802	63,749
Deutsche Telekom AG	MSC	Short	EUR	(0.619%)	03/22/2019	(3,270)	53,964	259
Duerr AG	MSC	Short	EUR	(2.119%)	03/22/2019	(1,860)	64,354	(2,074)
E.ON SE	MSC	Short	EUR	(0.619%)	03/22/2019	(121,100)	1,172,244	(1,745)
Econocom Group SA/NV	MSC	Short	EUR	(2.059%)	03/22/2019	(32,800)	98,262	(4,460)
Electricite de France S.A.	MSC	Short	EUR	(0.619%)	03/22/2019	(9,870)	166,909	2,740
Ferrovial S.A.	MSC	Short	EUR	(0.669%)	03/22/2019	(34,963)	711,482	10,300
Fresenius SE & Co. KGaA	MSC	Short	EUR	(0.619%)	03/22/2019	(840)	56,991	3,426
Galapagos N.V.	MSC	Short	EUR	(0.901%)	03/22/2019	(6,130)	629,557	(408)
GEA Group AG	MSC	Short	EUR	(0.744%)	03/22/2019	(45,670)	1,350,388	(39,519)
Genfit	MSC	Short	EUR	(8.626%)	03/22/2019	(17,669)	414,686	1,877
GRENKE AG	MSC	Short	EUR	(0.689%)	03/22/2019	(17,089)	1,697,139	55,184
Huhtamaki OYJ	MSC	Short	EUR	(0.669%)	03/22/2019	(44,070)	1,278,297	40,446
Iliad S.A.	MSC	Short	EUR	(0.619%)	03/22/2019	(4,257)	513,691	20,499
IMMOFINANZ AG	MSC	Short	EUR	(0.669%)	03/22/2019	(6,260)	150,086	709
ING Groep N.V.	MSC	Short	EUR	(0.669%)	03/22/2019	(4,820)	56,743	(492)
Ingenico Group S.A.	MSC	Short	EUR	(0.619%)	03/22/2019	(10,640)	782,671	27,506
Innate Pharma S.A.	MSC	Short	EUR	(9.369%)	03/22/2019	(23,431)	127,167	(69,424)
Ion Beam Applications	MSC	Short	EUR	(6.744%)	03/22/2019	(8,212)	149,990	5,304
Kone OYJ	MSC	Short	EUR	(0.669%)	03/22/2019	(25,760)	1,200,084	(55,556)
Koninklijke Philips N.V.	MSC	Short	EUR	(0.669%)	03/22/2019	(4,220)	151,692	(5,714)
Leonardo SpA	MSC	Short	EUR	(0.669%)	03/22/2019	(8,450)	93,483	1,666
Mithra Pharmaceuticals S.A.	MSC	Short	EUR	(1.244%)	03/22/2019	(10,960)	310,456	9,314
Neinor Homes S.A.	MSC	Short	EUR	(0.669%)	03/22/2019	(58,732)	988,877	43,921
Nyrstar N.V.	MSC	Short	EUR	(12.951%)	03/22/2019	(70,603)	165,113	37,598
OCI N.V.	MSC	Short	EUR	(1.369%)	03/22/2019	(4,516)	133,601	4,963
Orpea	MSC	Short	EUR	(0.619%)	03/22/2019	(19,029)	2,265,082	(81,811)
Pirelli & C SpA	MSC	Short	EUR	(0.669%)	03/22/2019	(297,200)	2,044,271	(142,533)
Promotora de Informaciones S.A.	MSC	Short	EUR	(7.244%)	03/22/2019	(91,500)	172,514	6,220
Randstad Holding N.V.	MSC	Short	EUR	(0.669%)	03/22/2019	(2,430)	120,843	(1,817)
RWE AG	MSC	Short	EUR	(0.619%)	03/22/2019	(3,640)	74,237	3,217
Saipem SpA	MSC	Short	EUR	(0.669%)	03/22/2019	(11,500)	62,158	(842)
SES S.A.	MSC	Short	EUR	(0.869%)	03/22/2019	(61,250)	1,405,335	88,484
Siemens AG	MSC	Short	EUR	(0.619%)	03/22/2019	(514)	58,379	(862)
Siemens Gamesa Renewable Energy S.A.	MSC	Short	EUR	(2.619%)	03/22/2019	(4,900)	54,220	(144)
SRP Groupe S.A.	MSC	Short	EUR	(10.119%)	03/22/2019	(19,953)	100,378	5,426
Stora Enso OYJ	MSC	Short	EUR	(0.669%)	03/22/2019	(2,890)	44,632	1,064
Suez	MSC	Short	EUR	(0.619%)	03/22/2019	(25,990)	367,291	(9,201)
Tikkurila OYJ	MSC	Short	EUR	(0.747%)	03/22/2019	(7,089)	104,418	7,872

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Reference Entity	Counter -party	Long/Short	Currency	Financing Rate	Expiration Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Unilever N.V.	MSC	Short	EUR	(0.669%)	03/22/2019	(2,620)	$140,652	$(430)
Uniper SE	MSC	Short	EUR	(0.619%)	03/22/2019	(4,440)	134,019	5,685
Vallourec S.A.	MSC	Short	EUR	(4.792%)	03/22/2019	(132,600)	616,267	(13,700)
Volkswagen AG	MSC	Short	EUR	(0.619%)	03/22/2019	(822)	132,571	(5,979)
Wartsila OYJ Abp	MSC	Short	EUR	(0.669%)	03/22/2019	(11,880)	197,225	(5,424)
Wirecard AG	MSC	Short	EUR	(0.619%)	03/22/2019	(417)	82,826	4,678
Zalando SE	MSC	Short	EUR	(1.119%)	03/22/2019	(3,680)	141,517	(1,084)
AA PLC	MSC	Short	GBP	0.470%	10/23/2019	(98,375)	126,076	251
British American Tobacco PLC	MSC	Short	GBP	0.470%	10/23/2019	(8,480)	373,256	5,560
Capita PLC	MSC	Short	GBP	0.470%	10/23/2019	(303,400)	465,591	(33,146)
Daily Mail & General Trust PLC	MSC	Short	GBP	0.470%	10/23/2019	(40,200)	357,386	(1,916)
Fresnillo PLC	MSC	Short	GBP	0.470%	10/23/2019	(59,050)	682,831	42,553
GVC Holdings PLC	MSC	Short	GBP	0.470%	10/23/2019	(135,300)	1,592,303	(27,578)
HSBC Holdings PLC	MSC	Short	GBP	0.470%	10/23/2019	(221,000)	1,756,827	(64,258)
Hurricane Energy PLC	MSC	Short	GBP	(5.384%)	10/23/2019	(1,582,633)	946,349	18,156
Inmarsat PLC	MSC	Short	GBP	0.470%	10/23/2019	(184,998)	1,129,902	51,767
Intu Properties PLC	MSC	Short	GBP	(4.655%)	10/23/2019	(115,700)	297,889	7,983
IQE PLC	MSC	Short	GBP	(11.280%)	10/23/2019	(749,292)	816,669	(49,785)
John Wood Group PLC	MSC	Short	GBP	0.470%	10/23/2019	(103,300)	940,833	(1,851)
McCarthy & Stone PLC	MSC	Short	GBP	0.470%	10/23/2019	(298,921)	497,655	(17,973)
Metro Bank PLC	MSC	Short	GBP	(1.030%)	10/23/2019	(15,124)	490,461	60,680
Micro Focus International PLC	MSC	Short	GBP	0.470%	10/23/2019	(143,080)	2,414,291	186,624
Petra Diamonds Ltd.	MSC	Short	GBP	(0.780%)	10/23/2019	(255,229)	122,425	(5,218)
Provident Financial PLC	MSC	Short	GBP	(1.383%)	10/23/2019	(116,706)	797,452	36,338
Purplebricks Group PLC	MSC	Short	GBP	(20.780%)	10/23/2019	(148,897)	428,069	89,990
Randgold Resources Ltd	MSC	Short	GBP	0.470%	10/23/2019	(3,560)	286,392	6,641
Sirius Minerals PLC	MSC	Short	GBP	(5.171%)	10/23/2019	(3,001,463)	925,886	42,275
Smart Metering Systems PLC	MSC	Short	GBP	0.470%	10/23/2019	(47,186)	349,454	1,570
SolGold PLC	MSC	Short	GBP	(4.530%)	10/23/2019	(53,306)	26,408	(496)
Standard Life Aberdeen PLC	MSC	Short	GBP	0.470%	10/23/2019	(339,800)	1,142,082	(32,373)
TP ICAP PLC	MSC	Short	GBP	0.470%	10/23/2019	(374,200)	1,310,474	(76,114)
Travis Perkins PLC	MSC	Short	GBP	0.470%	10/23/2019	(128,230)	1,625,351	(188,422)
Weir Group PLC	MSC	Short	GBP	0.470%	10/23/2019	(28,740)	541,290	(41,129)
Borr Drilling Ltd.	MSC	Short	NOK	(0.300%)	10/23/2019	(229,960)	923,774	26,363
NEL ASA	MSC	Short	NOK	(10.868%)	10/23/2019	(398,774)	214,547	9,584
Norwegian Air Shuttle ASA	MSC	Short	NOK	(5.378%)	10/23/2019	(48,906)	1,027,304	(223,720)
Yara International ASA	MSC	Short	NOK	0.660%	10/23/2019	(9,640)	422,419	6,423
Atlas Copco AB	MSC	Short	SEK	(0.768%)	10/23/2019	(1,620)	37,922	(2,242)
BillerudKorsnas AB	MSC	Short	SEK	(2.978%)	10/23/2019	(163,110)	1,832,494	(103,831)
Eltel AB	MSC	Short	SEK	(3.218%)	10/23/2019	(40,151)	87,421	220
Fingerprint Cards AB	MSC	Short	SEK	(15.218%)	10/23/2019	(272,701)	277,544	(60,151)
Hennes & Mauritz AB	MSC	Short	SEK	(2.093%)	10/23/2019	(89,270)	1,590,894	11,135
JM AB	MSC	Short	SEK	(0.768%)	10/23/2019	(7,010)	123,898	(9,519)
Modern Times Group MTG AB	MSC	Short	SEK	(0.768%)	10/23/2019	(8,050)	286,665	(11,213)
NCC AB	MSC	Short	SEK	(1.843%)	10/23/2019	(23,610)	356,874	4,262
Oncopeptides AB	MSC	Short	SEK	(8.369%)	10/23/2019	(20,571)	305,371	(22,785)

							$135,686,205	$(446,659)

Glossary:

Counterparty Abbreviations:

MSC	Morgan Stanley & Co. Inc.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Currency Abbreviations:

CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro.
GBP	Pound Sterling.
ILS	Israeli New Sheqel.
NOK	Norwegian Krone.
SEK	Swedish Krona.

Exchange Abbreviation Abbreviations:

OTC	Over-the-Counter.

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P	Standard & Poor’s.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

Other Abbreviations:

PLC	Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2018, the investments were classified as described below:

Numeric Integrated Alpha Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$96,593,306	$—	$—	$96,593,306
Exchange-Traded Instruments	13,070,850	—	—	13,070,850
Short-Term Investments	22,983,312	—	—	22,983,312

Total Investments in Securities - Assets	$132,647,468	$—	$—	$132,647,468

Liabilities
Common Stocks (Sold Short)	$(85,623,051)	$—	$—	$(85,623,051)
Exchange-Traded Instruments (Sold Short)	(12,565,091)	—	—	(12,565,091)

Total Investments in Securities - Liabilities	(98,188,142)	—	—	(98,188,142)

Total Investments in Securities	$34,459,326	$—	$—	$34,459,326

Financial Derivative Instruments - Assets
Futures Contracts	$86,975	$—	$—	$86,975
OTC Swap Agreement Contracts for Difference - Equity	—	2,791,343	—	2,791,343

Total Financial Derivative Instruments - Assets	$86,975	$2,791,343	$—	$2,878,318

Financial Derivative Instruments - Liabilities
Futures Contracts	$(19,318)	$—	$—	$(19,318)
OTC Swap Agreement Contracts for Difference - Equity	—	(3,238,002)	—	(3,238,002)

Total Financial Derivative Instruments - Liabilities	$(19,318)	$(3,238,002)	$—	$(3,257,320)

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the year ended October 31, 2018, there were no transfers into or out of level 3.

See accompanying notes

American Beacon Numeric Integrated Alpha FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Technology Select Sector SPDR Fund		1.8
Health Care Select Sector SPDR Fund		1.7
American Assets Trust, Inc.		1.3
Citrix Systems, Inc.		1.3
Paramount Group, Inc.		1.3
QTS Realty Trust, Inc., Class A		1.3
Equinix, Inc.		1.3
Atkore International Group, Inc.		1.2
Ryman Hospitality Properties, Inc.		1.2
Urban Outfitters, Inc.		1.2
Total Fund Holdings	262

Top 10 Short Exposures (% Net Assets)
Industrial Select Sector SPDR Fund		(1.8)
Tesla, Inc.		(1.4)
Omega Healthcare Investors, Inc.		(1.4)
Baker Hughes a GE Co.		(1.3)
Redfin Corp.		(1.2)
Deere & Co.		(1.2)
Duke Realty Corp.		(1.1)
JBG SMITH Properties		(1.1)
Cree, Inc.		(1.1)
Carvana Co.		(1.1)
Total Fund Holdings	171

Sector Exposure (% Equities)	Portfolio Long	Portfolio Short
Real Estate	12.9	(13.3)
Consumer Discretionary	8.7	(11.4)
Information Technology	8.4	(6.1)
Exchange-Traded Instruments	7.1	6.8)
Industrials	4.4	(3.6)
Financials	3.8	(2.5)
Health Care	3.6	(1.5)
Utilities	3.0	(2.0)
Energy	3.0	(2.1)
Materials	2.4	(2.0)
Consumer Staples	1.2	(0.8)
Communication Services	1.1	(1.3)

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
Argentina - 2.40% (Cost $1,132,567)
Common Stocks - 2.40%
MercadoLibre, Inc.	4,064	$1,318,768

Australia - 0.48% (Cost $303,120)
Common Stocks - 0.48%
MYOB Group Ltd.A	110,934	264,647

China - 10.83%
Common Stocks - 10.83%
Alibaba Group Holding Ltd., Sponsored ADRB	11,673	1,660,835
Ctrip.com International Ltd., ADRB	33,919	1,128,824
New Oriental Education & Technology Group, Inc., Sponsored ADRB	28,582	1,672,333
Tencent Holdings Ltd.A	43,641	1,479,214

Total Common Stocks		5,941,206

Total China (Cost $7,057,470)		5,941,206

Denmark - 2.78% (Cost $1,507,597)
Common Stocks - 2.78%
Novo Nordisk A/S, Class BA	35,324	1,525,627

France - 2.81% (Cost $1,591,893)
Common Stocks - 2.81%
Danone S.A.A	21,729	1,539,520

Germany - 3.79% (Cost $1,809,135)
Common Stocks - 3.79%
SAP SE, Sponsored ADR	19,412	2,082,131

Hong Kong - 3.74% (Cost $1,848,368)
Common Stocks - 3.74%
AIA Group Ltd.A	269,613	2,050,682

India - 5.23%
Common Stocks - 5.23%
HDFC Bank Ltd., ADR	20,693	1,839,814
Infosys Ltd., Sponsored ADR	108,510	1,027,590

Total Common Stocks		2,867,404

Total India (Cost $2,630,060)		2,867,404

Ireland - 2.23% (Cost $1,194,544)
Common Stocks - 2.23%
Linde PLC	7,383	1,221,665

Japan - 2.93% (Cost $1,153,337)
Common Stocks - 2.93%
Fast Retailing Co., Ltd.A	3,188	1,608,632

Mexico - 1.83% (Cost $1,034,724)
Common Stocks - 1.83%
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	11,812	1,004,847

South Africa - 3.84%
Common Stocks - 3.84%
Sanlam Ltd.A	215,224	1,080,439

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
South Africa - 3.84% (continued)
Common Stocks - 3.84% (continued)
Shoprite Holdings Ltd.A	84,175	$1,027,059

Total Common Stocks		2,107,498

Total South Africa (Cost $2,391,162)		2,107,498

Switzerland - 2.67% (Cost $1,388,505)
Common Stocks - 2.67%
Nestle S.A.A	17,403	1,467,744

United States - 48.03%
Common Stocks - 48.03%
Alphabet, Inc., Class CB	1,527	1,644,228
Amazon.com, Inc.B	1,020	1,629,970
Autodesk, Inc.B	14,834	1,917,294
Booking Holdings, Inc.B	607	1,137,870
Equinix, Inc.	4,064	1,539,199
FleetCor Technologies, Inc.B	8,154	1,631,045
IHS Markit Ltd.B	32,228	1,692,937
Mondelez International, Inc., Class A	38,616	1,621,100
NIKE, Inc., Class B	20,143	1,511,531
Red Hat, Inc.B	6,028	1,034,646
Regeneron Pharmaceuticals, Inc.B	4,811	1,632,084
salesforce.com, Inc.B	11,881	1,630,548
Schlumberger Ltd.	36,438	1,869,634
TJX Cos, Inc.	16,224	1,782,693
Visa, Inc., Class A	16,016	2,207,806
Yum! Brands, Inc.	20,786	1,879,262

Total Common Stocks		26,361,847

Total United States (Cost $21,949,140)		26,361,847

SHORT-TERM INVESTMENTS - 6.83% (Cost $3,749,517)
Investment Companies - 6.83%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.11%C D	3,749,517	3,749,517

TOTAL INVESTMENTS - 100.42% (Cost $50,741,139)		55,111,735
LIABILITIES, NET OF OTHER ASSETS - (0.42%)		(228,323)

TOTAL NET ASSETS - 100.00%		$54,883,412

Percentages are stated as a percent of net assets.

A	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $12,043,564 or 21.94% of net assets.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Long Futures Contracts Open on October 31, 2018:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	17	December 2018	$1,576,447	$1,540,625	$(35,822)
Mini MSCI Emerging Markets Index Futures	8	December 2018	389,522	382,680	(6,842)
S&P 500 E-Mini Index Futures	14	December 2018	1,947,392	1,897,770	(49,622)

			$3,913,361	$3,821,075	$(92,286)

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2018, the investments were classified as described below:

SGA Global Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$1,318,768	$—	$—	$1,318,768
Australia	—	264,647	—	264,647
China	4,461,992	1,479,214	—	5,941,206
Denmark	—	1,525,627	—	1,525,627
France	—	1,539,520	—	1,539,520
Germany	2,082,131	—	—	2,082,131
Hong Kong	—	2,050,682	—	2,050,682
India	2,867,404	—	—	2,867,404
Ireland	1,221,665	—	—	1,221,665
Japan	—	1,608,632	—	1,608,632
Mexico	1,004,847	—	—	1,004,847
South Africa	—	2,107,498	—	2,107,498
Switzerland	—	1,467,744	—	1,467,744
Common Stocks
United States	26,361,847	—	—	26,361,847
Short-Term Investments	3,749,517	—	—	3,749,517

Total Investments in Securities - Assets	$43,068,171	$12,043,564	$—	$55,111,735

Financial Derivative Instruments - Liabilities
Futures Contracts	$(92,286)	$—	$—	$(92,286)

Total Financial Derivative Instruments - Liabilities	$(92,286)	$—	$—	$(92,286)

U.S. GAAP requires transfers between all levels to level 3 to be disclosed. During the period ended October 31, 2018, there were no transfers into or out of level 3.

See accompanying notes

American Beacon SGA Global Growth FundSM

Schedule of Investments

October 31, 2018 (Unaudited)

Top Ten Holdings (% Net Assets)
Visa, Inc., Class A		4.0
SAP SE, Sponsored ADR		3.8
AIA Group Ltd.		3.7
Autodesk, Inc.		3.5
Yum! Brands, Inc.		3.4
Schlumberger Ltd.		3.4
HDFC Bank Ltd., ADR		3.4
TJX Co., Inc.		3.2
IHS Markit Ltd.		3.1
New Oriental Education & Technology Group, Inc., Sponsored ADR		3.0
Total Fund Holdings	34

Sector Allocation (% Equities)
Consumer Discretionary		29.8
Information Technology		23.0
Consumer Staples		13.0
Financials		9.7
Health Care		6.1
Communication Services		6.1
Energy		3.6
Industrials		3.3
Real Estate		3.0
Materials		2.4

Country Allocation (% Equities)
United States		51.3
China		11.6
India		5.6
South Africa		4.1
Germany		4.0
Hong Kong		4.0
Japan		3.1
France		3.0
Denmark		3.0
Switzerland		2.9
Argentina		2.6
Ireland		2.4
Mexico		1.9
Australia		0.5

See accompanying notes

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of October 31, 2018, the Trust consists of thirty-three active series, seven of which are presented in this filing: American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Crescent Short Duration High Income Fund, American Beacon GLG Total Return Fund, American Beacon Frontier Markets Income Fund, American Beacon Grosvenor Long/Short Fund, American Beacon Numeric Integrated Alpha Fund, and American Beacon SGA Global Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “ACT”), as non-diversified, open-end management investment companies except for the American Beacon Acadian Emerging Markets Managed Volatility Fund, American Beacon Crescent Short Duration High Income Fund, American Beacon Frontier Markets Income Fund, and the American Beacon SGA Global Growth Fund, that are registered as diversified, open-end management investment companies. The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

On June 6, 2018, the Board of Trustees (“Trustees” or “Board”) of the American Beacon Funds (“Trust”) approved the appointment of Aberdeen Asset Managers Limited (“Aberdeen”) as an additional sub-advisor to the American Beacon Frontier Markets Income Fund. Aberdeen began managing assets of the Frontier Markets Income Fund on October 1, 2018.

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended October 31, 2018, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact.

The Distributor

Effective March 1, 2018, Resolute Investment Distributors, Inc. (“RID” or “Distributor”) replaced Foreside Fund Services, LLC (“Foreside”) as the Funds’ distributor and principal underwriter of the Funds’ shares.

RID is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is affiliated with the Manager through common ownership. Under a Distribution Agreement with the Trust, the Distributor acts as the distributor and principal underwriter of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. Pursuant to the Distribution Agreement, to the extent applicable, the Distributor receives, and may re-allocate to broker-dealers, all or a portion of the sales charge paid by the purchasers of A Class and C Class shares. For A Class and C Class shares, the Distributor receives commission revenue consisting of the portion of A Class and C Class sales charge remaining after the allowances by the Distributor to the broker-dealers. The Distributor retains any portion of the commission fees that are not paid to the broker-dealers for use solely to pay distribution related expenses.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Prior to March 1, 2018, Foreside served as the distributor and principal underwriter of the Funds’ shares. Pursuant to a Sub-Administration Agreement between Foreside and the Manager in effect through February 28, 2018, Foreside received a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of Foreside to facilitate distribution of Fund shares. Foreside also received a fee from the Manager under a Marketing Agreement pursuant to which Foreside provided services in connection with the marketing of a Fund to institutional investors. Pursuant to the Distribution Agreement with the Trust in effect through February 28, 2018, Foreside received, and may have re-allocated to broker-dealers, all or a portion of the sales charge paid by the purchasers of A and C Class shares. For A and C Class shares, Foreside received commission revenues consisting of the portion of A and C Class sales charge remaining after the allowances by Foreside to the broker dealers. Foreside retained any portion of the commission fees that were not paid to the broker-dealers for use solely to pay distribution related expenses.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

American Depositary Receipts (“ADRs”) are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Bank Loans and Senior Loans

Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions. In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

the apportionment of these payments to all lenders that are parties to the loan agreement. In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders. Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. In asserting rights against a borrower, the Funds normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of purchasers of loans are subject to the claims of the agent’s general or secured creditors, the Funds might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. The Funds may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Bank loans can be fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. In connection with purchasing participations in such instruments, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. When the Funds purchases assignments from lenders, the Funds will acquire direct rights against the borrower on the loan.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Credit-Linked Notes

The Frontier Markets Income Fund may invest in credit-linked notes (“CLNs”). CLNs are derivative debt obligations that are issued by limited purpose entities, such as Special Purpose Vehicles (“SPVs”), or by financial firms, such as banks, securities firms or their affiliates. They are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

The issuer or one of the affiliates of the issuer of the CLNs in which the Fund will invest, normally will purchase the reference asset underlying the CLN directly, but in some cases it may gain exposure to the reference asset through a credit default swap or other derivative. Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets. Thus, the Fund will be exposed to the credit risk of the issuers of the reference assets that underlie its CLNs, as well as to the credit risk of the issuers of the CLNs themselves. CLNs will also be subject to currency risk, liquidity risk, valuation risks, and the other risks of a credit default swap. Various determinations that may need to be made with respect to the CLNs, including the occurrence of a credit event, the selection of deliverable assets (where applicable) and the valuation of the reference asset for purposes of determining any cash settlement amount, normally will be made by the issuer or sponsor of the CLN. The interests of such issuer or sponsor may not be aligned with those of the Fund or other investors in the CLN. Accordingly, CLNs may also be subject to potential conflicts of interest. There may be no established trading market for the Fund’s CLNs, in which event they may constitute illiquid investments.

Delayed Funding Loans and Revolving Credit Facilities

A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Trust’s Board, in an amount sufficient to meet such commitments.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

A Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Floating Rate Loan Interest

The Funds may invest in floating rate loan interests. The floating rate loan interests held by the Funds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds considers these investments to be investments in debt securities for purposes of its investment policies.

When the Funds purchase a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in Participations involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earns a commitment fee, typically set as a percentage of the commitment amount.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Frontier and Emerging Market Investments

The Funds may invest in the securities and derivatives with exposure to various countries with emerging capital markets. Investments in the securities and derivatives with exposure to countries with emerging capital markets involve significantly higher risks not involved in investments in securities in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities from more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. In addition to withholding taxes on investment income, some countries with emerging capital markets may impose differential capital gain taxes on foreign investors.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended October 31, 2018 are disclosed in the Fund’s Notes to the Schedules of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Funds, to purchase such unregistered securities if certain conditions are met.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable”.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Short Sales

The Funds may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. A Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of October 31, 2018, short positions were held by the Funds and are disclosed in the Schedules of Investments.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Funds can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Variable or Floating Rate Obligations

The coupon on certain fixed-income securities in which the Fund may invest is not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Contracts for Difference

A Contract for Difference (“CFD”) is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable the Numeric Integrated Alpha Fund to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock. By entering into a CFD transaction, the Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, the fund might buy a short position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, the Fund would have to pay the difference in value of the contract to the seller of the CFD. The Fund’s use of swaps is intended to generate profits, adjust leverage, hedge exposures, and manager volatility.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended October 31, 2018, the Funds entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker. Payments to and from the

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Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended October 31, 2018, the Funds entered into future contracts primarily for exposing cash to markets.

Options Contracts

The Grosvenor Long/Short Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the

Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund, as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Grosvenor Long/Short Fund may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Funds’ exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

During the period ended October 31, 2018, the Grosvenor Long/Short Fund purchased/sold options primarily for return enhancement and hedging.

Swap Agreements

The Funds may invest in swap agreements. Swap agreements are negotiated between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are either privately negotiated in the over-the-counter market (“OTC Swaps”) or cleared in a central clearing house (“Centrally Cleared Swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest

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Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

For OTC swaps payments received or made at the beginning of the measurement period are reflected as such and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains or losses.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity

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Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referenced security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market

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Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of October 31, 2018, for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

During the period ended October 31, 2018, the GLG Total Return Fund entered into credit default swaps primarily for return enhancement, hedging, and exposing cash to markets.

Interest Rate Swap Agreements

The GLG Total Return Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the period ended October 31, 2018, the GLG Total Return Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

Total Return Swap Agreements

The Grosvenor Long/Short Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk will be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward foreign currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts, and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of a Fund. Currency futures, forwards or options may not always work as intended, and in specific cases a Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a Fund may choose to not hedge its currency risks.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

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Frontier Markets Risk

Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of (1) the potential for extreme price volatility and illiquidity in frontier markets; (2) government ownership or control of parts of the private sector or other protectionist measures; (3) large currency fluctuations; (4) fewer companies and investment opportunities; or (5) inadequate investor protections and regulatory enforcement. In certain frontier and emerging markets, fraud and corruption may be more prevalent than in developed market countries. Investments that the Frontier Markets Income Fund holds may be exposed to these risks, which could have a negative impact on their value. Additional risks of frontier market securities may include: greater political instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund is exposed; increased risk of embargoes or economic sanctions on a country, sector or issuer; greater risk of default (by both government and private issuers); more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; less developed legal systems; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Funds’ trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Funds sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Funds’ transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Funds have a lower portfolio turnover rate.

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

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Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate several times since December 2015 and has signaled additional increases in the near future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. Significant upward pressure on domestic interest rates and a corresponding widening of credit spreads could negatively impact the markets price of emerging debt instruments. An increase in interest rates can impact markets broadly as well. Some investors buy securities with borrowed money; an increase in interest rates can cause a decline in those markets.

Leverage Risk

Financial leverage magnifies the exposure to the movement in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

The Funds may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging the Funds because the Funds may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of the Funds’ investments in derivatives is increasing, this could be offset by declining values of the Funds’ other investments. Conversely, it is possible that the rise in the value of the Funds’ non-derivative investments could be offset by a decline in the value of the Funds’ investments in derivatives. In either scenario, the Funds may experience losses. In a market where the value of the Funds’ investments in derivatives is declining and the value of its other investments is declining, the Funds may experience substantial losses. The use of leverage may cause the Funds to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, the costs that the Funds pays to engage in these practices are additional costs borne by the Funds and could reduce or eliminate any net investment profits.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Liquidity Risk

The Funds are susceptible to the risk that certain fixed-income investments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Funds could lose money if they are unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

In making investments in loans that are made by banks or other financial intermediaries to borrowers, a Fund will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to a Fund once it receives payment on the underlying loan or to pursue appropriate remedies against a borrower in the event that the borrower defaults, which may expose a Fund to the credit risk of both the financial institution that made the loan and the underlying borrower. The market for bank loans may not be highly liquid, and a Fund may have difficulty selling them. Unlike publicly traded common stocks which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present risk to shareholders regarding a Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may make bank loans more difficult to sell at an advantageous time or price than other types of securities or instruments. There may be less readily available information about loans. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. When a Fund’s loan interest is a participation, the Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies than the party selling the participation interest.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi- governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The results of the 2016 U.S. presidential election may result in significant changes in certain policies. These changes may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent prudential regulation of certain players in the financial markets.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. The abandonment of the euro or withdrawal from the European Union (“EU”) on the part of the United Kingdom or any other member could significantly adversely affect the value of a Fund’s investments in Europe. Particularly, the United Kingdom’s vote to leave the EU could lead to a prolonged period of uncertainty as to the exact terms of exit and the impact on different industry sectors and increased market volatility.

Market Timing Risk

Because the Funds invest in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Funds generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Multi-Manager Risk

The Grosvenor Long/Short Fund’s performance depends on, among other things, the Lead Sub-Advisor’s success in monitoring and allocating the Fund’s assets among the Sub-Advisors. The Sub-Advisors investment styles may not always be complementary. The Sub-Advisors make investment decisions independently of one another, and may make conflicting investment decisions. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of securities, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those securities and the overall market environment. The Sub-Advisors may underperform the market generally or underperform other investment managers that could have been selected for the Fund. The Lead Sub-Advisor and the Sub-Advisors also may use proprietary or licensed strategies that are based on considerations and factors that are not fully disclosed to the Board, the Manager or the Lead Sub-Advisor. The success of a particular Sub-Advisor in implementing its investment strategy is dependent on the expertise of its portfolio managers, and certain Sub-Advisors may have a limited number of investment management professionals. The loss of one or more of a Sub-Advisor’s key investment professionals could have a materially adverse effect on the performance of the Fund. A Sub-Advisor may have little or no experience managing the assets of a registered investment company which, unlike the other accounts a Sub-Advisor may manage, is subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.

Non-Diversification Risk

The Funds are non-diversified, which means the Funds may focus their investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Options Risk

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have been realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Funds will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Funds sell a put option, there is a risk that the Funds may be required to buy the underlying asset at a disadvantageous price. If the Funds sell a call option, there is a risk that the Funds may be required to sell the underlying asset at a disadvantageous price. If the Funds sell a call option on an underlying asset that the Funds own and the underlying asset has increased in value when the call option is exercised, the Funds will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

investment will decline, adversely affecting the Funds’ performance. Money market funds are subject to interest rate risk, credit risk, and market risk. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Funds invest in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Short Position Risk

The Funds’ short positions are subject to special risks. A short sale is effected by selling a security that the Funds do not own, or selling a security that the Funds own but that it does not deliver upon consummation of the sale. In order to make delivery to the buyer of a security sold short, the Funds must borrow the security. In so doing, it incurs the obligation to replace that security, whatever its price may be, at the time it is required to deliver it to the lender. The Funds must also pay to the lender of the security any dividends or interest payable on the security during the borrowing period and may have to pay a premium to borrow the security. This obligation must, unless the Funds then own or have the right to obtain, without payment, securities identical to those sold short, be collateralized by a deposit of cash or marketable securities with the lender. Short selling is subject to a theoretically unlimited risk of loss because there is no limit on how much the price of a security may appreciate before the short position is closed out. There can be no assurance that the securities necessary to cover the short position will be available for purchase by the Funds. In addition, purchasing securities to close out the short position can itself cause the price of the relevant securities to rise further, thereby increasing any loss incurred by the Funds. Furthermore, the Funds may be forced to closeout a short position prematurely if a counterparty from which the Funds borrowed securities demand their return, resulting in a loss on what might otherwise have been a profitable position. The Funds may also enter into a short position through a forward commitment or via an option, futures contract or swap agreement. If the price of the security or derivative has increased during the time the Funds hold the short position, then the Funds will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to the third party. Therefore, short positions involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. The Funds’ losses are potentially unlimited in a short position because the price appreciation of the security that the Funds are required to purchase is unlimited. In addition, because the Funds may invest the proceeds of a short sale, the Funds may be subject to the effect of leverage, in that it amplifies changes in the Funds’ NAV since it increases the exposure of the Funds to the market. If such instruments are traded OTC, the Funds are subject to the risk that the counterparty may fail to honor its contract terms, causing a loss to the Funds.

Sovereign and Quasi Sovereign Debt Risk

The Funds normally will have significant investments in sovereign and quasi-sovereign debt securities. These investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Swap Agreements Risk

The GLG Total Return Fund and Grosvenor Long/Short Fund may invest in swap agreements. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, a Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, a lack of correlation between the swaps and the portfolio of assets that the swaps are designed to hedge or replace. Swaps also may be difficult to value. Total return swaps, interest rate swaps, currency swaps and credit default swaps are subject to counterparty risk, credit risk and liquidity risk. In addition to these risks, total return swaps are subject to market risk and interest rate risk, if the underlying securities are bonds or other debt obligations, interest rate swaps are subject to interest rate risk, and currency swaps are subject to currency risk. With respect to a credit default swap, if the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. There is also the risk that the transaction may be closed-out at a time when the credit quality of the underlying investment has deteriorated, in which case the Fund may need to make an early termination payment. If the Fund is buying credit protection, there is the risk that no credit event will occur and the Fund will receive no benefit (other than any hedging benefit) for the premium paid. There is also the risk that the transaction may be closed-out at a time when the credit quality of the underlying investment has improved, in which case a Fund may need to make a nearly termination payment. Equity swaps are subject to equity investments risk, liquidity risk, and counterparty risk.

Unrated Securities Risk

Because the Funds may purchase securities that are not rated by any rating organization, the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means a Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Variable and Floating Rate Securities Risk

The coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index or a London Interbank Offered Price (“LIBOR”) Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, coupons on floating-rate securities typically decrease. Alternatively, during periods of rising interest rates, coupons on floating-rate securities typically increase. Changes in the coupons of floating-rate securities may lag behind changes in market rates or may have limits on the maximum coupon rate change for a given period of time. The value of floating-rate securities may decline if their coupon do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments as designated by the Manager, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of October 31, 2018, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received		Total Collateral Received
Acadian Emerging Markets Managed Volatility	$6,550	$6,652	$	—	$6,652

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of October 31, 2018, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Acadian Emerging Markets Managed Volatility	$30,505,223	$3,824,483	$(2,057,819)	$1,766,664
Crescent Short Duration High Income	92,528,522	368,259	(2,208,282)	(1,840,023)
Frontier Markets Income	294,983,018	1,789,237	(25,868,942)	(24,079,705)
GLG Total Return	684,430,204	374,652	(631,832)	(257,180)
Grosvenor Long/Short	12,172,432	857,342	(1,245,580)	(388,238)
Numeric Integrated Alpha	33,794,349	10,994,678	(10,329,701)	664,977
SGA Global Growth	50,741,139	6,779,778	(2,409,182)	4,370,596

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2018, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Crescent Short Duration High Income	$1,116,531	$1,346,373
Frontier Markets Income	3,882,282	11,581,707

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

During the period ended October 31, 2018, the Frontier Markets Income Fund borrowed $12,500,000 from the Committed Line on October 1, 2018. The loan will be repaid on or before November 29, 2018.

Subsequent Events

Effective December 10, 2018, the Manager chose to liquidate and terminate the Numeric Integrated Alpha Fund.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

American Beacon FundSM

Supplementary Notes to Schedules of Investments

October 31, 2018 (Unaudited)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: 12/31/2018

AMERICAN BEACON FUNDS

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: 12/31/2018

By:	/s/ Melinda G. Heika
Melinda G. Heika

Treasurer